GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 65.4%
Aerospace & Defense – 1.4%
Howmet Aerospace, Inc.(a)
$821,000	5.125%		10/01/24	$ 884,628
Teledyne Technologies, Inc.
2,700,000	0.650		04/01/23	2,687,121
The Boeing Co.
4,925,000	1.167	(a)	02/04/23	4,925,837
2,550,000	1.950		02/01/24	2,583,838
TransDigm, Inc.(a)(b)
1,365,000	8.000		12/15/25	1,436,663

				12,518,087

Agriculture(b) – 0.1%
Cargill, Inc.
500,000	1.375		07/23/23	504,065

Apparel – 0.2%
NIKE, Inc.(a)
725,000	2.400		03/27/25	750,875
Ralph Lauren Corp.
1,061,000	1.700		06/15/22	1,066,995

				1,817,870

Automotive – 2.8%
Dana Financing Luxembourg S.a.r.l.(a)(b)
1,405,000	5.750		04/15/25	1,441,881
Ford Motor Credit Co. LLC(a)
1,440,000	3.339		03/28/22	1,442,890
General Motors Co.
3,423,000	4.875		10/02/23	3,636,390
1,522,000	5.400		10/02/23	1,630,016
General Motors Financial Co, Inc.
4,925,000	1.050		03/08/24	4,898,799
2,425,000	1.200		10/15/24	2,406,958
Hyundai Capital America(b)
2,375,000	1.000		09/17/24	2,337,451
PACCAR Financial Corp.
400,000	2.650		04/06/23	409,440
The Goodyear Tire & Rubber Co.(a)
1,330,000	9.500		05/31/25	1,433,075
Toyota Motor Credit Corp.
3,222,000	1.350		08/25/23	3,251,643

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Volkswagen Group of America Finance LLC(b)
$1,025,000	2.900%		05/13/22	$ 1,032,503
1,225,000	0.750		11/23/22	1,224,853

				25,145,899

Banks – 10.9%
Banco Santander SA
1,400,000	2.706		06/27/24	1,448,370
Bank of America Corp.(a)(c) (3M USD LIBOR + 0.650%)
500,000	3.335		01/25/23	501,570
Bank of America Corp.
1,200,000	4.100		07/24/23	1,261,080
2,500,000	4.000		01/22/25	2,673,425
(3M USD LIBOR + 0.790%)
4,125,000	3.004	(a)(c)	12/20/23	4,210,387
(3M USD LIBOR + 0.940%)
1,300,000	3.864	(a)(c)	07/23/24	1,354,678
Bank of New York Mellon Corp.(a)
1,375,000	0.350		12/07/23	1,364,082
Banque Federative du Credit Mutuel SA(b)
1,700,000	2.125		11/21/22	1,723,494
950,000	0.650		02/27/24	938,781
Barclays Bank PLC(a)
725,000	1.700		05/12/22	727,320
Barclays PLC(a)(c) (3M USD LIBOR + 1.400%)
825,000	4.610		02/15/23	828,498
BNP Paribas SA(b)
900,000	2.950		05/23/22	908,433
2,475,000	3.500		03/01/23	2,547,988
BPCE SA(b)
649,000	4.000		09/12/23	679,114
Canadian Imperial Bank of Commerce
1,175,000	0.950		06/23/23	1,175,940
CIT Group, Inc.(a)
75,000	4.750		02/16/24	79,313
Citigroup, Inc.(a)
4,575,000	2.750		04/25/22	4,599,385
925,000	2.700		10/27/22	939,560
(3M USD LIBOR + 0.722%)
2,850,000	3.142	(c)	01/24/23	2,853,762
(SOFR + 0.686%)
1,225,000	0.776	(c)	10/30/24	1,217,172

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citizens Bank NA(a)
$1,200,000	3.250%		02/14/22	$ 1,200,972
900,000	2.250		04/28/25	921,924
Cooperatieve Rabobank UA
1,050,000	0.375		01/12/24	1,037,022
Danske Bank A/S(a)(b)
1,175,000	1.226		06/22/24	1,174,835
Fifth Third Bancorp(a)
325,000	1.625		05/05/23	328,052
Fifth Third Bank NA(a)
1,125,000	1.800		01/30/23	1,136,396
First Horizon Corp.(a)
1,000,000	3.550		05/26/23	1,030,730
HSBC Holdings PLC
1,300,000	3.600		05/25/23	1,348,451
ING Groep NV
900,000	4.100		10/02/23	947,070
JPMorgan Chase & Co.(a)(c)
(3M USD LIBOR + 0.695%)
1,775,000	3.207		04/01/23	1,785,526
(SOFR + 0.420%)
2,750,000	0.563		02/16/25	2,712,600
(SOFR + 0.600%)
850,000	0.653		09/16/24	845,623
(SOFR + 1.455%)
2,225,000	1.514		06/01/24	2,240,886
KeyBank NA
675,000	2.400		06/09/22	680,798
725,000	1.250		03/10/23	729,444
Lloyds Banking Group PLC(a)(c) (1 Year CMT + 1.100%)
1,200,000	1.326		06/15/23	1,202,136
Macquarie Bank Ltd.(b)
1,225,000	2.100		10/17/22	1,239,786
2,150,000	0.441		12/16/22	2,146,237
Mitsubishi UFJ Financial Group, Inc.
1,000,000	2.623		07/18/22	1,011,300
1,550,000	3.761		07/26/23	1,617,704
Mizuho Financial Group, Inc.(a)(c) (-1x SOFR + 1.252%)
1,275,000	1.241		07/10/24	1,278,085
Morgan Stanley, Inc.
1,400,000	3.125		01/23/23	1,434,468
(3M USD LIBOR + 0.847%)
1,125,000	3.737	(a)(c)	04/24/24	1,164,352
(SOFR + 0.466%)
1,550,000	0.560	(a)(c)	11/10/23	1,547,396

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Inc. – (continued)
(SOFR + 0.745%)
$725,000	0.864	%(a)(c)	10/21/25	$ 715,089
MUFG Union Bank NA(a)
1,325,000	3.150		04/01/22	1,330,764
650,000	2.100		12/09/22	658,158
Natwest Group PLC(a)(c) (1 Year CMT + 2.150%)
1,200,000	2.359		05/22/24	1,219,188
Natwest Markets PLC(b)
1,250,000	3.625		09/29/22	1,277,725
795,000	2.375		05/21/23	810,328
Royal Bank of Canada
1,125,000	1.950		01/17/23	1,140,525
1,475,000	0.500		10/26/23	1,464,955
Santander UK Group Holdings PLC(a)(c) (SOFR + 0.787%)
1,425,000	1.089		03/15/25	1,412,275
Skandinaviska Enskilda Banken AB(b)
1,175,000	0.550		09/01/23	1,169,078
Standard Chartered PLC(a)(b)(c)
(1 year CMT + 0.780%)
875,000	0.991		01/12/25	865,646
(3M USD LIBOR + 1.080%)
1,400,000	3.885		03/15/24	1,443,288
(3M USD LIBOR + 1.150%)
1,200,000	4.247		01/20/23	1,201,740
State Street Corp.(a)(c) (SOFR + 2.690%)
450,000	2.825		03/30/23	452,318
Sumitomo Mitsui Financial Group, Inc.
325,000	0.508		01/12/24	321,159
725,000	0.948		01/12/26	703,170
Sumitomo Mitsui Trust Bank Ltd.(b)
2,250,000	0.800		09/12/23	2,242,192
The Huntington National Bank(a)
1,250,000	3.125		04/01/22	1,254,850
1,050,000	1.800		02/03/23	1,059,440
Truist Bank(a)
1,700,000	1.250		03/09/23	1,709,673
UBS AG(b)
1,775,000	0.450		02/09/24	1,747,434
UBS Group AG(b)
6,306,000	2.650		02/01/22	6,316,972

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co.(a)
$500,000	3.750%		01/24/24	$ 525,330
(SOFR + 1.600%)
3,125,000	1.654	(c)	06/02/24	3,151,219

				96,986,661

Beverages – 1.8%
Beam Suntory, Inc.(a)
2,000,000	3.250		05/15/22	2,006,160
Constellation Brands, Inc.(a)
1,950,000	3.200		02/15/23	1,994,733
Diageo Investment Corp.
2,000,000	2.875		05/11/22	2,017,140
JDE Peet’s NV(a)(b)
2,625,000	0.800		09/24/24	2,566,987
Keurig Dr Pepper, Inc.(a)
7,486,000	4.057		05/25/23	7,801,685

				16,386,705

Biotechnology – 0.4%
Gilead Sciences, Inc.(a)
131,000	0.750		09/29/23	130,401
Illumina, Inc.
2,475,000	0.550		03/23/23	2,462,650
Royalty Pharma PLC
1,200,000	0.750		09/02/23	1,192,284

				3,785,335

Building Materials(a)(b) – 0.2%
JELD-WEN, Inc.
1,435,000	4.625		12/15/25	1,445,763

Chemicals – 0.7%
Celanese US Holdings LLC(a)
350,000	3.500		05/08/24	365,659
Ingevity Corp.(a)(b)
1,435,000	4.500		02/01/26	1,442,175
International Flavors & Fragrances, Inc.(b)
3,050,000	0.697		09/15/22	3,048,841
The Sherwin-Williams Co.(a)
64,000	2.750		06/01/22	64,459
Westlake Chemical Corp.(a)
975,000	0.875		08/15/24	960,336

				5,881,470

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – 0.9%
Global Payments, Inc.(a)
$1,150,000	3.750%		06/01/23	$ 1,185,167
525,000	1.200		03/01/26	510,830
IHS Markit Ltd.(a)
2,223,000	5.000	(b)	11/01/22	2,276,552
475,000	3.625		05/01/24	497,962
PayPal Holdings, Inc.
1,800,000	2.200		09/26/22	1,822,320
1,475,000	1.350		06/01/23	1,487,390

				7,780,221

Computers – 1.5%
Dell International LLC/EMC Corp.(a)
1,447,000	5.450		06/15/23	1,528,162
1,075,000	5.850		07/15/25	1,219,362
Hewlett Packard Enterprise Co.(a)
1,400,000	2.250		04/01/23	1,421,910
2,175,000	4.450		10/02/23	2,295,930
3,625,000	1.450		04/01/24	3,646,823
International Business Machines Corp.
3,224,000	2.850		05/13/22	3,252,500

				13,364,687

Diversified Financial Services – 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5,600,000	4.125	(a)	07/03/23	5,822,040
3,375,000	1.150		10/29/23	3,360,859
AIG Global Funding(b)
1,450,000	2.300		07/01/22	1,461,716
2,100,000	0.800		07/07/23	2,097,690
1,525,000	0.450		12/08/23	1,508,835
5,075,000	0.650		06/17/24	4,993,394
Air Lease Corp.
1,425,000	3.500		01/15/22	1,426,197
500,000	2.250		01/15/23	506,355
1,150,000	2.750	(a)	01/15/23	1,168,722
5,549,000	4.250	(a)	02/01/24	5,848,923
825,000	2.300	(a)	02/01/25	837,342

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Ally Financial, Inc.(a)
$3,075,000	1.450%		10/02/23	$ 3,085,670
Aviation Capital Group LLC(a)(b)
1,200,000	5.500		12/15/24	1,313,412
550,000	1.950		01/30/26	537,675
Avolon Holdings Funding Ltd.(a)(b)
1,550,000	3.625		05/01/22	1,561,160
675,000	2.875		02/15/25	689,074
BlackRock, Inc.
1,218,000	3.375		06/01/22	1,233,237
Capital One Financial Corp.(a)
725,000	2.600		05/11/23	740,326
(3M USD LIBOR + 0.720%)
1,300,000	0.849	(c)	01/30/23	1,302,795
Intercontinental Exchange, Inc.
500,000	0.700		06/15/23	499,575
LD Holdings Group LLC(a)(b)
1,490,000	6.500		11/01/25	1,460,200
Nasdaq, Inc.(a)
1,450,000	0.445		12/21/22	1,447,651
Navient Corp.
1,395,000	5.500		01/25/23	1,447,312
OneMain Finance Corp.
1,380,000	5.625		03/15/23	1,443,825
United Wholesale Mortgage LLC(a)(b)
1,460,000	5.500		11/15/25	1,494,675
USAA Capital Corp.(b)
150,000	1.500		05/01/23	151,517

				47,440,177

Electrical – 3.6%
Avangrid, Inc.(a)
650,000	3.200		04/15/25	683,878
Berkshire Hathaway Energy Co.(a)
650,000	4.050		04/15/25	703,970
Dominion Energy, Inc.
1,200,000	2.450	(b)	01/15/23	1,220,184
2,025,000	1.450	(a)	04/15/26	2,004,669
DTE Energy Co.
1,125,000	0.550		11/01/22	1,123,751
575,000	1.050	(a)	06/01/25	564,299

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Duke Energy Corp.(a)
$2,595,000	3.050%	08/15/22	$ 2,619,263
Enel Finance International NV(a)(b)
2,575,000	1.375	07/12/26	2,513,174
Entergy Louisiana LLC(a)
925,000	0.620	11/17/23	917,767
2,000,000	0.950	10/01/24	1,983,800
FirstEnergy Corp.(a)
400,000	2.050	03/01/25	396,773
Florida Power & Light Co.(a)
375,000	2.850	04/01/25	392,423
Georgia Power Co.
1,000,000	2.100	07/30/23	1,018,310
ITC Holdings Corp.(a)
585,000	2.700	11/15/22	593,991
NextEra Energy Capital Holdings, Inc.
2,150,000	0.650	03/01/23	2,145,549
NRG Energy, Inc.(a)(b)
1,225,000	3.750	06/15/24	1,280,039
Pacific Gas & Electric Co.(a)
1,250,000	1.750	06/16/22	1,249,138
PPL Electric Utilities Corp.(a)(c)
(3M USD LIBOR + 0.250%)
275,000	0.470	09/28/23	273,950
(SOFR + 0.330%)
1,930,000	0.380	06/24/24	1,924,557
Public Service Enterprise Group, Inc.(a)
1,725,000	0.841	11/08/23	1,718,238
675,000	2.875	06/15/24	698,888
675,000	0.800	08/15/25	657,140
Southern Power Co.(a)
500,000	0.900	01/15/26	483,840
The Southern Co.(a)
1,400,000	2.950	07/01/23	1,434,776
Vistra Operations Co. LLC(a)(b)
875,000	3.550	07/15/24	902,256
WEC Energy Group, Inc.
725,000	0.550	09/15/23	719,447
Xcel Energy, Inc.(a)
1,948,000	0.500	10/15/23	1,934,695

			32,158,765

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a)(b) – 0.3%
Banijay Entertainment SASU
$1,410,000	5.375%		03/01/25	$ 1,443,487
Caesars Resort Collection LLC/CRC Finco, Inc.
1,385,000	5.750		07/01/25	1,445,594

				2,889,081

Environmental(a) – 0.2%
GFL Environmental, Inc.(b)
1,415,000	3.750		08/01/25	1,436,225
Waste Management, Inc.
625,000	0.750		11/15/25	609,456

				2,045,681

Food & Drug Retailing – 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC(a)(b)
1,430,000	3.250		03/15/26	1,456,812
B&G Foods, Inc.(a)
1,415,000	5.250		04/01/25	1,445,069
Danone SA(a)(b)
7,000,000	2.589		11/02/23	7,177,940
Mondelez International Holdings Netherlands B.V.(b)
775,000	2.125		09/19/22	783,525
2,500,000	0.750		09/24/24	2,458,900
Mondelez International, Inc.
2,265,000	0.625		07/01/22	2,266,518
525,000	1.500	(a)	05/04/25	526,061
US Foods, Inc.(a)(b)
1,385,000	6.250		04/15/25	1,442,131

				17,556,956

Forest Products&Paper(b) – 0.1%
Georgia-Pacific LLC
1,125,000	0.625		05/15/24	1,110,375

Gaming(a) – 0.2%
MGM Resorts International
1,375,000	6.750		05/01/25	1,442,031

				1,442,031

Gas(a) – 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
1,290,000	5.875		08/20/26	1,438,350

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gas(a) – (continued)
NiSource, Inc.
$1,025,000	0.950%		08/15/25	$ 998,924
The East Ohio Gas Co.(b)
250,000	1.300		06/15/25	246,730

				2,684,004

Healthcare Providers & Services – 2.9%
Aetna, Inc.(a)
975,000	2.800		06/15/23	999,005
2,250,000	3.500		11/15/24	2,376,855
Anthem, Inc.
2,875,000	0.450		03/15/23	2,865,857
Baxter International, Inc.(b)
4,000,000	0.868		12/01/23	3,983,760
DH Europe Finance II S.a.r.l.
1,000,000	2.050		11/15/22	1,011,960
3,025,000	2.200	(a)	11/15/24	3,093,335
Humana, Inc.(a)
2,525,000	0.650		08/03/23	2,513,208
PerkinElmer, Inc.(a)
1,700,000	0.850		09/15/24	1,676,098
Thermo Fisher Scientific, Inc.(a)
4,050,000	1.215		10/18/24	4,046,922
Zimmer Biomet Holdings, Inc.(a)
3,000,000	1.450		11/22/24	2,993,550

				25,560,550

Home Builders(a) – 0.4%
D.R. Horton, Inc.
3,199,000	4.750		02/15/23	3,304,247

				3,304,247

Insurance(b) – 4.4%
Athene Global Funding
1,090,000	2.800		05/26/23	1,117,653
875,000	1.200		10/13/23	876,759
2,225,000	0.950		01/08/24	2,211,650
375,000	2.500		01/14/25	385,395
600,000	1.450		01/08/26	592,182
Equitable Financial Life Global Funding
700,000	1.400		07/07/25	692,972

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance(b) – (continued)
Great-West Lifeco US Finance 2020 LP(a)
$425,000	0.904%		08/12/25	$ 412,832
Jackson Financial, Inc.
2,325,000	1.125		11/22/23	2,321,466
Jackson National Life Global Funding
1,000,000	2.500		06/27/22	1,009,950
MassMutual Global Funding II(c)(3M USD LIBOR + 0.150%)
8,000,000	0.274		01/07/22	8,000,080
Metropolitan Life Global Funding I
575,000	1.950		01/13/23	582,579
600,000	0.900		06/08/23	601,314
New York Life Global Funding
1,200,000	1.100		05/05/23	1,205,760
(3M USD LIBOR + 0.280%)
6,000,000	0.410	(c)	01/21/22	6,000,600
Pacific Life Global Funding II
4,025,000	0.500		09/23/23	3,998,113
Principal Life Global Funding II
2,150,000	0.500		01/08/24	2,128,414
Protective Life Global Funding
2,225,000	1.082		06/09/23	2,231,764
2,100,000	0.631		10/13/23	2,088,702
600,000	0.473		01/12/24	591,936
Reliance Standard Life Global Funding II
1,600,000	2.625		07/22/22	1,618,064
275,000	2.150		01/21/23	279,029

				38,947,214

Internet(a)(b) – 0.2%
Uber Technologies, Inc.
1,365,000	7.500		05/15/25	1,438,369

Iron/Steel(a) – 0.1%
Steel Dynamics, Inc.
1,240,000	2.400		06/15/25	1,272,104

Machinery-Diversified – 0.4%
John Deere Capital Corp.
400,000	1.200		04/06/23	402,304
Otis Worldwide Corp.(a)(c) (3M USD LIBOR + 0.450%)
1,525,000	0.583		04/05/23	1,525,015
Rockwell Automation, Inc.(a)
1,250,000	0.350		08/15/23	1,242,738

				3,170,057

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – 3.0%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
$4,525,000	4.464%	07/23/22	$ 4,594,413
2,700,000	4.500	02/01/24	2,870,262
CSC Holdings LLC
1,370,000	5.250	06/01/24	1,428,225
DISH DBS Corp.
1,410,000	5.875	07/15/22	1,434,675
Fox Corp.
11,625,000	3.666	01/25/22	11,647,204
Sky Ltd.(b)
1,550,000	3.125	11/26/22	1,583,185
The Walt Disney Co.
825,000	3.350	03/24/25	879,145
Time Warner Entertainment Co. LP
2,200,000	8.375	03/15/23	2,390,124

			26,827,233

Mining(a)(b) – 0.2%
Glencore Funding LLC
1,175,000	3.000	10/27/22	1,193,882
675,000	1.625	09/01/25	669,013

			1,862,895

Miscellaneous Manufacturing – 0.8%
Hillenbrand, Inc.(a)
1,380,000	5.750	06/15/25	1,447,275
Siemens Financieringsmaatschappij NV(b)
6,150,000	0.650	03/11/24	6,095,941

			7,543,216

Office(a)(b) – 0.2%
Xerox Holdings Corp.
1,385,000	5.000	08/15/25	1,457,712

			1,457,712

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – 2.3%
BP Capital Markets PLC
$4,516,000	2.500%		11/06/22	$ 4,591,778
Canadian Natural Resources Ltd.(a)
825,000	2.050		07/15/25	833,770
Chevron Corp.
950,000	1.141		05/11/23	956,128
Exxon Mobil Corp.(a)
900,000	2.992		03/19/25	946,683
Lukoil International Finance B.V.
2,280,000	4.750		11/02/26	2,435,040
Phillips 66(a)
950,000	0.900		02/15/24	943,835
Pioneer Natural Resources Co.(a)
625,000	0.750		01/15/24	617,875
Qatar Energy(a)(b)
2,520,000	1.375		09/12/26	2,468,812
SA Global Sukuk Ltd.(a)
2,520,000	1.602		06/17/26	2,477,632
Suncor Energy, Inc.
2,700,000	2.800		05/15/23	2,763,531
TechnipFMC PLC(a)(b)
906,000	6.500		02/01/26	966,023

				20,001,107

Packaging – 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)(b)
1,395,000	5.250		04/30/25	1,443,825
Ball Corp.
2,065,000	4.000		11/15/23	2,155,344
Berry Global, Inc.(a)
2,100,000	0.950		02/15/24	2,078,664
550,000	1.570		01/15/26	538,312

				6,216,145

Pharmaceuticals – 3.5%
AbbVie, Inc.
1,606,000	3.200	(a)	11/06/22	1,632,981
1,975,000	2.300		11/21/22	2,003,005
7,750,000	2.600	(a)	11/21/24	8,038,067

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
AstraZeneca PLC(a)
$2,000,000	3.500%		08/17/23	$ 2,086,260
Bristol-Myers Squibb Co.(a)
1,450,000	0.537		11/13/23	1,442,620
Cigna Corp.(a)
4,000,000	3.050		11/30/22	4,077,320
1,310,000	3.000		07/15/23	1,347,990
1,357,000	3.750		07/15/23	1,412,393
3,170,000	0.613		03/15/24	3,139,124
GlaxoSmithKline Capital PLC(a)
875,000	0.534		10/01/23	871,299
Herbalife Nutrition Ltd./HLF Financing, Inc.(a)(b)
2,940,000	7.875		09/01/25	3,131,100
PRA Health Sciences, Inc.(a)(b)
1,435,000	2.875		07/15/26	1,436,794

				30,618,953

Pipelines – 3.4%
Enbridge, Inc.
4,000,000	4.000	(a)	10/01/23	4,177,920
1,150,000	0.550		10/04/23	1,142,502
(SOFR + 0.400%)
600,000	0.450	(c)	02/17/23	599,418
Enterprise Products Operating LLC
1,150,000	3.500		02/01/22	1,152,634
649,000	3.350	(a)	03/15/23	664,673
Kinder Morgan Energy Partners LP(a)
2,275,000	3.950		09/01/22	2,305,530
Kinder Morgan, Inc.(a)(b)
4,850,000	5.625		11/15/23	5,184,262
MPLX LP(a)
1,125,000	3.375		03/15/23	1,153,834
4,874,000	4.500		07/15/23	5,077,441
NuStar Logistics LP(a)
1,360,000	6.000		06/01/26	1,479,000
Plains All American Pipeline LP/PAA Finance Corp.(a)
1,250,000	3.650		06/01/22	1,255,850
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
1,390,000	5.875		04/15/26	1,443,862

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
The Williams Cos., Inc.(a)
$950,000	3.600%		03/15/22	$ 950,922
1,100,000	3.700		01/15/23	1,123,881
TransCanada PipeLines Ltd.(a)
2,275,000	1.000		10/12/24	2,259,120

				29,970,849

Real Estate Investment Trust – 0.5%
American Tower Corp.
1,125,000	3.500		01/31/23	1,155,487
1,675,000	3.000		06/15/23	1,722,235
750,000	0.600		01/15/24	742,335
Crown Castle International Corp.(a)
700,000	1.350		07/15/25	692,202

				4,312,259

Retailing – 0.9%
7-Eleven, Inc.(a)(b)
950,000	0.625		02/10/23	946,134
4,325,000	0.800		02/10/24	4,275,349
400,000	0.950		02/10/26	387,280
Starbucks Corp.
1,974,000	1.300		05/07/22	1,980,119

				7,588,882

Savings & Loans(b) – 0.4%
Nationwide Building Society
1,325,000	2.000		01/27/23	1,342,622
(3M USD LIBOR + 1.064%)
1,001,000	3.766	(a)(c)	03/08/24	1,031,160
(3M USD LIBOR + 1.181%)
1,175,000	3.622	(a)(c)	04/26/23	1,184,706

				3,558,488

Semiconductors – 1.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
3,600,000	3.625		01/15/24	3,767,436
Broadcom, Inc.(a)
5,225,000	3.625		10/15/24	5,527,528
1,125,000	4.700		04/15/25	1,230,311
NXP B.V./NXP Funding LLC(b)
3,200,000	4.625		06/01/23	3,350,784

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – (continued)
NXP BV / NXP Funding LLC / NXP USA Inc.(a)(b)
$275,000	2.700%		05/01/25	$ 284,108

				14,160,167

Software(a) – 1.8%
Fidelity National Information Services, Inc.
1,050,000	1.150		03/01/26	1,024,474
Fiserv, Inc.
825,000	3.800		10/01/23	862,810
7,950,000	2.750		07/01/24	8,222,367
Infor, Inc.(b)
1,225,000	1.450		07/15/23	1,227,842
Intuit, Inc.
500,000	0.950		07/15/25	493,270
Oracle Corp.
1,400,000	2.500		04/01/25	1,434,020
VMware, Inc.
2,600,000	1.000		08/15/24	2,576,808

				15,841,591

Telecommunication Services – 3.8%
AT&T, Inc.
1,075,000	3.000	(a)	06/30/22	1,083,697
300,000	4.050		12/15/23	317,385
5,400,000	0.900	(a)	03/25/24	5,378,508
1,725,000	4.450	(a)	04/01/24	1,842,093
3,100,000	3.950	(a)	01/15/25	3,316,318
2,375,000	3.400	(a)	05/15/25	2,513,011
T-Mobile USA, Inc.(a)
8,800,000	3.500		04/15/25	9,325,624
The Bell Telephone Co. of Canada/Bell Canada
4,275,000	0.750		03/17/24	4,233,276
Verizon Communications, Inc.
4,525,000	0.750		03/22/24	4,510,746
1,450,000	0.850	(a)	11/20/25	1,415,026

				33,935,684

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation(a) – 0.9%
Canadian Pacific Railway Co.
$5,375,000	1.350%	12/02/24	$ 5,381,396
Ryder System, Inc.
875,000	2.875	06/01/22	881,668
1,000,000	2.500	09/01/22	1,010,600
United Parcel Service, Inc.
1,000,000	3.900	04/01/25	1,080,290

			8,353,954

Trucking & Leasing(a)(b) – 0.1%
Penske Truck Leasing Co LP/PTL Finance Corp.
1,025,000	1.200	11/15/25	999,754

TOTAL CORPORATE OBLIGATIONS (Cost $580,679,246)			$579,885,263

Mortgage-Backed Obligations – 1.6%
Collateralized Mortgage Obligations(b)(c) – 0.1%
Sequential Floating Rate – 0.1%
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (SOFR30A + 1.650%)
$442,000	1.700%	12/25/41	$ 442,353
CSMC Series 2021-NQM8, Class A1
360,000	1.841	10/25/66	359,703
Verus Securitization Trust Series 2021-8, Class A1
264,000	1.824	11/25/66	263,842

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 1,065,898

Commercial Mortgage-Backed Securities – 1.5%
Sequential Fixed Rate – 0.9%
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4
$3,000,000	3.249%	02/15/48	$ 3,134,630
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5
3,000,000	4.064	02/15/47	3,147,835
BANK Series 2017-BNK6, Class A3
1,900,000	3.125	07/15/60	1,948,760

			8,231,225

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – 0.6%
ELP Commercial Mortgage Trust Series 2021-ELP, Class A (1M USD LIBOR + 0.701%)
$3,000,000	0.811%	11/15/38	$ 2,983,780
BX Commercial Mortgage Trust Series 2021-CIP, Class A (1M USD LIBOR + 0.921%)
1,800,000	1.021	12/15/28	1,801,332

			4,785,112

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 13,016,337

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $14,161,398)			$ 14,082,235

Agency Debenture(c) – 0.2%
Federal Farm Credit Banks Funding Corp. (SOFR + 0.380%)
$1,900,000	0.430%	05/08/23	$ 1,908,588
(Cost $1,900,000)

Asset-Backed Securities – 17.9%
Automotive – 7.4%
Ford Credit Auto Owner Trust Series 2019-1, Class A(b)
$2,600,000	3.520%	07/15/30	$ 2,722,646
Ford Credit Auto Owner Trust Series 2020-1, Class A(b)
6,835,000	2.040	08/15/31	6,954,431
Ford Credit Floorplan Master Owner Trust A Series 2018-2, Class A
6,900,000	3.170	03/15/25	7,102,311
Ford Credit Floorplan Master Owner Trust A Series 2020-2, Class A
3,200,000	1.060	09/15/27	3,150,234
Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A
3,625,000	2.440	09/15/26	3,735,868
GM Financial Consumer Automobile Receivables Trust 2021-4 ,Class A3
5,700,000	0.680	09/16/26	5,651,997
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A(b)
1,500,000	2.900	04/15/26	1,556,162
GMF Floorplan Owner Revolving Trust Series 2020-2, Class A(b)
1,500,000	0.690	10/15/25	1,489,402
Hyundai Auto Lease Securitization Trust Series 2021-B, Class A3(b)
1,550,000	0.330	06/17/24	1,540,409
Hyundai Auto Lease Securitization Trust Series 2021-C, Class A3(b)
7,600,000	0.380	09/16/24	7,536,606
Hyundai Auto Receivables Trust Series 2021-A, Class A3
900,000	0.380	09/15/25	891,904
Mercedes-Benz Auto Lease Trust Series 2021-B, Class A3
2,550,000	0.400	11/15/24	2,531,988

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Automotive – (continued)
NextGear Floorplan Master Owner Trust Series 2021-1A, Class A(b)
$5,500,000	0.850%	07/15/26	$ 5,423,338
Tesla Auto Lease Trust Series 2021-A, Class A3(b)
500,000	0.560	03/20/25	496,256
Tesla Auto Lease Trust Series 2021-A, Class A4(b)
1,800,000	0.660	03/20/25	1,785,781
Tesla Auto Lease Trust Series 2021-B, Class A3(b)
5,300,000	0.600	09/22/25	5,234,532
Toyota Auto Receivables 2021-D Owner Trust Series 2021-D, Class A3
3,800,000	0.710	04/15/26	3,767,416
Toyota Lease Owner Trust Series 2021-A, Class A3(b)
1,975,000	0.390	04/22/24	1,964,889
Toyota Lease Owner Trust Series 2021-A, Class A4(b)
375,000	0.500	08/20/25	371,747
Toyota Lease Owner Trust Series 2021-B, Class A3(b)
1,550,000	0.420	10/21/24	1,536,099

			65,444,016

Collateralized Loan Obligations(b)(c) – 5.1%
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1 (3M USD LIBOR + 1.140%)
5,000,000	1.506	01/22/35	4,996,975
Barings CLO Ltd. Series 2016-2A, Class AR2 (3M USD LIBOR + 1.070%)
3,100,000	1.180	01/20/32	3,100,000
CFIP CLO Ltd. Series 2021-1A, Class A (3M USD LIBOR + 1.220%)
5,000,000	1.334	01/20/35	5,002,025
ICG Rhinebeck CLO Ltd. Series 2021-4A, Class A1 (3M USD LIBOR + 1.210%)
12,000,000	1.340	10/26/34	12,013,356
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR (3M USD LIBOR + 1.100%)
5,000,000	1.230	05/20/32	4,998,110
Wellfleet CLO Ltd. Series 2021-3A, Class A (3M USD LIBOR + 1.190%)
15,000,000	1.300	01/15/35	15,006,765

			45,117,231

Credit Card – 3.5%
American Express Credit Account Master Trust Series 2019-2, Class A
2,050,000	2.670	11/15/24	2,063,881
Barclays Dryrock Issuance Trust Series 2021-1, Class A
6,200,000	0.630	07/15/27	6,113,899

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Credit Card – (continued)
CARDS II Trust Series 2021-1A, Class A(b)
$4,075,000	0.602%	04/15/27	$ 4,025,234
Evergreen Credit Card Trust Series 2019-2, Class A(b)
2,900,000	1.900	09/16/24	2,929,932
Evergreen Credit Card Trust Series 2021-1, Class A(b)
8,275,000	0.900	10/15/26	8,202,288
Master Credit Card Trust II Series 2020-1A, Class A(b)
3,600,000	1.990	09/21/24	3,657,158
Master Credit Card Trust Series 2021-1A, Class A(b)
3,900,000	0.530	11/21/25	3,842,241

			30,834,633

Home Equity(c) – 0.0%
Centex Home Equity Loan Trust Series 2004-D, Class MV3 (1M USD LIBOR + 1.500%)
26,924	1.602	09/25/34	27,713

Student Loan(c) – 1.9%
Access Group, Inc. Series 2013-1, Class A(b) (1M USD LIBOR + 0.500%)
809,123	0.602	02/25/36	793,740
ECMC Group Student Loan Trust Series 2017-1A, Class A(b) (1M USD LIBOR + 1.200%)
1,441,102	1.303	12/27/66	1,465,309
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
748,472	0.803	02/25/39	744,765
Higher Education Funding I Series 2014-1, Class A(b) (3M USD LIBOR + 1.050%)
768,486	1.230	05/25/34	769,500
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
885,103	1.024	07/25/45	887,823
Kentucky Higher Education Student Loan Corp. Series 2021-1, Class A1B (1M USD LIBOR + 0.780%)
939,012	0.883	03/25/51	943,623
Navient Student Loan Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 1.050%)
2,294,866	1.153	12/27/66	2,312,674
Navient Student Loan Trust Series 2017-4A, Class A2(b) (1M USD LIBOR + 0.500%)
749,050	0.603	09/27/66	749,953
Nelnet Student Loan Trust Series 2012-3A, Class A(b) (1M USD LIBOR + 0.700%)
2,670,614	0.802	02/25/45	2,687,165

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
Northstar Education Finance, Inc. Series 2012-1, Class A(b) (1M USD LIBOR + 0.700%)
$452,912	0.803%	12/26/31	$ 454,712
PHEAA Student Loan Trust Series 2014-3A, Class A(b) (1M USD LIBOR + 0.590%)
3,696,982	0.693	08/25/40	3,695,870
SLC Student Loan Center Series 2011-1, Class A(b) (1M USD LIBOR + 1.220%)
291,682	1.323	10/25/27	291,682
SLC Student Loan Trust Series 2007-1, Class A4 (3M USD LIBOR + 0.060%)
1,747,164	0.216	05/15/29	1,718,686

			17,515,502

TOTAL ASSET-BACKED SECURITIES (Cost $160,104,372)			$158,939,095

Foreign Debt Obligations – 0.8%
Sovereign – 0.8%
Perusahaan Penerbit SBSN Indonesia III
$2,260,000	4.325%	05/28/25	$ 2,473,005
Republic of Indonesia
2,210,000	4.750	01/08/26	2,463,183
Saudi Government International Bond
2,320,000	3.250	10/26/26	2,467,175

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $7,453,223)			$ 7,403,363

Municipal Debt Obligation(a) – 0.9%
New York – 0.9%
Metropolitan Transportation Authority Revenue Note Taxable Series C
$7,560,000	0.777%	11/15/22	$ 7,566,390
(Cost $7,560,000)

U.S. Treasury Obligation(d) – 0.1%
United States Treasury Notes
$1,250,000	2.875%	10/31/23	$ 1,299,219
(Cost $1,280,672)

Shares	Description		Value

Exchange Traded Fund – 3.4%
SPDR Portfolio Short Term Corporate Bond ETF
961,084	0.000%		$ 29,764,771
(Cost $30,180,440)

Shares	Dividend Rate		Value

Investment Company(e) – 0.0%
Goldman Sachs Financial Square Money Market Fund - Institutional Shares
9,101	0.036%		$ 9,105
(Cost $9,094)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $803,328,445)			$800,858,029

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 8.2%
Certificates of Deposit – 2.9%
Australia & New Zealand Banking Group Ltd.(b)(c)
(3M USD LIBOR + 0.030%)
$7,000,000	0.215%	03/08/22	$ 7,001,562
Bank of Nova Scotia(c)
(SOFR + 0.150%)
3,000,000	0.200	03/17/22	3,000,247
Canadian Imperial Bank of Commerce(c)
(3M USD LIBOR + 0.110%)
6,250,000	0.240	01/03/22	6,250,000
Collateralized Commercial Paper FLEX Co. LLC(b)(c)
(SOFR + 0.300%)
5,495,000	0.350	12/01/22	5,495,001
Credit Suisse AG
4,000,000	0.590	03/17/23	3,989,522

			25,736,332

Commercial Paper(b)(f) – 4.3%
At&T, Inc.
3,000,000	0.000	05/02/22	2,995,212
Barclays Capital, Inc.
5,000,000	0.000	01/24/22	4,999,683
Duke Energy Corp.
8,000,000	0.000	02/16/22	7,997,096
Enbridge, Inc.
1,000,000	0.000	03/17/22	999,225
Entergy Corp.
2,000,000	0.000	03/15/22	1,998,857
Natwest Markets PLC
750,000	0.000	03/01/22	749,625
Ridgefield Funding Co.
3,468,000	0.000	04/05/22	3,465,685
Telus Corp.
1,771,000	0.000	02/22/22	1,770,171

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(b)(f) – (continued)
Thermo Fisher Scientific, Inc.
$5,291,000	0.000%	06/01/22	$ 5,281,126
VW Credit, Inc.
300,000	0.000	01/26/22	299,943
4,000,000	0.000	08/26/22	3,986,646
Xcel Energy, Inc.
3,149,000	0.000	03/17/22	3,146,560

			37,689,829

Repurchase Agreements – 1.0%
Bank of America Corp.
9,100,000	0.770	04/18/22	9,100,000
Maturity Value: $9,124,330
Next Reset Date: 01/01/22

Collateralized by various Common stocks, preferred securities and corporate obligations, 0.000% to 7.500%, due 06/01/23 – 09/01/27. The aggregate market value of the collateral, including accrued interest, was $9,959,650.

(Cost $9,100,000)

TOTAL SHORT-TERM INVESTMENTS (Cost $72,538,304)			$ 72,526,161

TOTAL INVESTMENTS – 98.5% (Cost $875,866,749)			$873,384,190

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%			13,555,658

NET ASSETS – 100.0%			$886,939,848

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(d)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(e)	Represents an affiliated issuer.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	726	06/13/22	$180,420,075	$(47,059)

Short position contracts:
2 Year U.S. Treasury Notes	(625)	03/31/22	(136,357,423)	4,483
5 Year U.S. Treasury Notes	(919)	03/31/22	(111,177,461)	(479,681)

Total				$(475,198)

TOTAL FUTURES CONTRACTS				$(522,257)

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 37.2%
Collateralized Mortgage Obligations – 0.9%
Interest Only(a) – 0.0%
FNMA STRIPS Series 151, Class 2
$11	9.500%	07/25/22	$ —

Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1x1M USD LIBOR + 37.567%)
5,140	37.065	02/16/32	6,249

Regular Floater(b) – 0.0%
FHLMC REMIC Series 1760, Class ZB (10 Year CMT - 0.600%)
15,580	1.000	05/15/24	15,605

Sequential Fixed Rate – 0.5%
FHLMC REMIC Series 2329, Class ZA
185,942	6.500	06/15/31	205,368
FHLMC REMIC Series 4246, Class PT
61,081	6.500	02/15/36	69,514
FHLMC REMIC Series 4273, Class PD
338,262	6.500	11/15/43	391,909
FNMA REMIC Series 2011-52, Class GB
304,935	5.000	06/25/41	336,491
FNMA REMIC Series 2011-99, Class DB
298,493	5.000	10/25/41	328,757
FNMA REMIC Series 2012-111, Class B
41,057	7.000	10/25/42	46,869
FNMA REMIC Series 2012-153, Class B
175,721	7.000	07/25/42	207,913

			1,586,821

Sequential Floating Rate(b) – 0.4%
CSMC Series 2021-NQM8, Class A1(c)
120,000	1.841	10/25/66	119,901
JPMorgan Mortgage Trust Series 2021-6, Class A3(c)
404,445	2.500	10/25/51	404,161
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1(c)
645,000	2.520	05/25/52	645,377
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6M USD LIBOR + 0.720%)
67,413	0.875	11/25/29	64,274
Verus Securitization Trust Series 2021-8, Class A1(c)
101,000	1.824	11/25/66	100,939

			1,334,652

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 2,943,327

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 2.4%
Sequential Fixed Rate – 1.3%
BANK Series 2019-BN24, Class A3
$1,400,000	2.960%	11/15/62	$ 1,483,600
BANK Series 2020-BN29, Class A4
600,000	1.997	11/15/53	591,868
BBCMS Mortgage Trust Series 2021-C12, Class A5
950,000	2.689	11/15/54	979,506
Manhattan West Mortgage Trust Series 2020-1MW, Class A(c)
600,000	2.130	09/10/39	598,760
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
500,000	2.626	04/15/54	516,066

			4,169,800

Sequential Floating Rate(b) – 1.1%
BX Trust Series 2021-ARIA, Class A(c) (1M USD LIBOR + 0.899%)
900,000	1.009	10/15/36	902,449
BANK Series 2021-BNK37, Class A5
600,000	2.618	11/15/64	621,052
BANK Series 2021-BN31, Class AS
250,000	2.211	02/15/54	247,557
Extended Stay America Trust Series 2021-ESH, Class A(c) (1M USD LIBOR + 1.080%)
397,930	1.190	07/15/38	398,016
BXHPP Trust Series 2021-FILM, Class A(c) (1M USD LIBOR + 0.650%)
1,600,000	0.760	08/15/36	1,586,831

			3,755,905

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 7,925,705

Federal Agencies – 33.9%
Adjustable Rate FHLMC(b) – 0.1%
(1 Year CMT + 2.224%)
$1,883	2.349%	11/01/32	$ 1,976
(1 Year CMT + 2.250%)
176,227	2.315	09/01/33	184,754

			186,730

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – 0.2%
(1 Year CMT + 2.195%)
$112,716	2.320%	02/01/35	$ 118,819
(1 Year CMT + 2.234%)
6,945	2.344	06/01/33	7,306
(12M USD LIBOR + 1.488%)
120,328	1.738	09/01/35	125,885
(12M USD LIBOR + 1.608%)
197,108	1.858	10/01/33	206,149
(12M USD LIBOR + 1.670%)
15,510	1.920	11/01/32	16,181
(6M USD LIBOR + 1.413%)
229,817	1.538	05/01/33	237,696

			712,036

Adjustable Rate GNMA(b) – 0.2%
(1 Year CMT + 1.500%)
5,112	1.875	06/20/23	5,135
3,000	1.625	07/20/23	3,013
2,870	1.625	08/20/23	2,883
6,762	1.625	09/20/23	6,790
2,868	2.000	03/20/24	2,893
26,620	1.875	04/20/24	26,827
3,693	1.875	05/20/24	3,727
26,184	1.875	06/20/24	26,385
6,067	2.000	06/20/24	6,121
8,387	1.625	07/20/24	8,440
10,412	2.000	07/20/24	10,507
16,296	1.625	08/20/24	16,404
9,420	2.000	08/20/24	9,510
8,190	1.625	09/20/24	8,247
10,284	2.125	11/20/24	10,391
3,732	2.125	12/20/24	3,772
9,015	2.500	12/20/24	9,166
7,288	2.000	01/20/25	7,384
4,593	2.000	02/20/25	4,656
18,860	2.000	05/20/25	19,085
17,366	2.000	07/20/25	17,583
7,679	2.000	02/20/26	7,800
373	1.625	07/20/26	377
19,865	2.000	01/20/27	20,247
7,129	2.000	02/20/27	7,262
66,318	1.875	04/20/27	67,308
6,907	1.875	05/20/27	7,014
11,193	1.875	06/20/27	11,368
3,441	2.125	11/20/27	3,493
10,797	2.125	12/20/27	10,962
23,390	2.000	01/20/28	23,888
7,447	2.000	02/20/28	7,608
7,916	2.000	03/20/28	8,088
39,571	1.625	07/20/29	40,441
16,557	1.625	08/20/29	16,925
4,220	1.625	09/20/29	4,314
21,556	2.125	10/20/29	21,966
31,129	2.125	11/20/29	31,782
5,674	2.125	12/20/29	5,809
8,254	2.000	01/20/30	8,472
2,644	2.000	02/20/30	2,714
20,049	2.000	03/20/30	20,583
22,619	1.875	04/20/30	23,087
35,632	1.875	05/20/30	36,378
30,942	2.000	05/20/30	31,675
8,142	1.875	06/20/30	8,317
52,343	2.000	07/20/30	53,597
12,180	2.000	09/20/30	12,492
21,243	2.125	10/20/30	21,807
36,061	2.000	03/20/32	37,159

			761,852

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – 0.2%
$56	6.500%	08/01/22	$ 56
14,635	6.500	07/01/28	15,268
138,829	4.500	03/01/29	150,389
3,211	8.000	07/01/30	3,464
8,187	5.000	08/01/33	9,115
1,287	5.000	09/01/33	1,433
2,938	5.000	10/01/33	3,271
1,960	5.000	11/01/34	2,203
81,554	5.000	12/01/34	91,654
5,215	5.000	07/01/35	5,861
273	5.000	11/01/35	304
11,216	5.000	12/01/35	12,527
15,638	5.000	02/01/37	17,590
1,344	5.000	03/01/38	1,511
53,858	5.000	07/01/39	60,313
6,786	4.000	06/01/40	7,397
2,638	5.000	08/01/40	2,957
939	4.500	11/01/40	1,035
54,845	4.000	02/01/41	59,786
1,211	5.000	04/01/41	1,359
2,339	5.000	06/01/41	2,625
106,054	5.000	07/01/41	119,021
4,481	4.000	11/01/41	4,857
5,427	3.000	05/01/42	5,720
7,544	3.000	08/01/42	7,951
9,151	3.000	01/01/43	9,650
40,833	3.000	02/01/43	43,134

			640,451

FNMA – 0.1%
2,700	6.500	11/01/28	2,937
28,435	7.000	07/01/31	32,622
302,529	5.500	07/01/33	343,048

			378,607

GNMA – 14.3%
3,000,000	3.000	TBA-30yr(d)	3,100,092
21,846	7.000	12/15/27	23,705
7,132	6.500	08/15/28	7,690
38,807	6.000	01/15/29	42,540
58,611	7.000	10/15/29	64,142
25,251	5.500	11/15/32	28,100
408,332	5.500	12/15/32	461,256
12,271	5.500	01/15/33	13,574
28,009	5.500	02/15/33	31,522
30,327	5.500	03/15/33	34,070
31,279	5.500	07/15/33	34,963
10,232	5.500	08/15/33	11,290
8,167	5.500	09/15/33	9,053
11,819	5.500	04/15/34	12,954
8,254	5.500	05/15/34	8,964
172,592	5.500	06/15/34	195,194
127,859	5.500	09/15/34	145,027
136,428	5.500	12/15/34	154,813
86,592	5.500	01/15/35	98,612
45,731	5.000	03/15/38	50,831

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$3,538	4.000%	02/20/41	$ 3,813
5,496	4.000	11/20/41	5,925
920	4.000	01/20/42	992
2,949	4.000	04/20/42	3,186
1,861	4.000	10/20/42	2,011
208,306	4.000	08/20/43	225,062
2,760	4.000	03/20/44	2,982
3,353	4.000	05/20/44	3,622
233,677	4.000	11/20/44	252,328
1,050,303	4.000	06/20/45	1,133,149
237,714	4.000	01/20/46	255,944
1,628,262	3.500	04/20/47	1,708,971
984,666	3.500	12/20/47	1,033,473
188,594	4.500	02/20/48	201,472
746,431	4.500	05/20/48	794,544
414,098	4.500	08/20/48	440,207
105,726	5.000	08/20/48	113,094
3,412,462	4.500	09/20/48	3,626,553
847,121	5.000	10/20/48	905,885
496,750	5.000	11/20/48	531,171
757,920	5.000	12/20/48	810,320
727,551	4.500	01/20/49	772,287
1,048,214	5.000	01/20/49	1,120,683
1,198,172	4.000	02/20/49	1,264,412
456,473	4.000	03/20/49	481,388
120,039	4.500	03/20/49	127,354
628,515	5.000	03/20/49	671,722
434,518	4.000	05/20/49	458,098
832,493	4.500	10/20/49	882,641
2,852,600	3.000	11/20/49	2,959,225
1,892,357	3.000	02/20/50	1,962,105
191,705	3.500	01/20/51	199,651
748,208	3.500	02/20/51	779,057
980,218	3.500	05/20/51	1,021,687
1,000,000	3.000	12/20/51	1,038,890
7,000,000	2.500	TBA-30yr(d)	7,175,242
8,000,000	3.000	TBA-30yr(d)	8,281,601
1,000,000	3.500	TBA-30yr(d)	1,041,432

			46,820,571

UMBS – 5.6%
13,895	5.500	02/01/23	14,118
35,441	5.500	08/01/23	36,337
720	4.500	07/01/36	790
1,046	4.500	04/01/39	1,152
5,162	4.500	05/01/39	5,662
2,151	4.000	08/01/39	2,344
10,177	4.500	08/01/39	11,177
195,866	4.500	12/01/39	215,067
8,996	4.500	01/01/41	9,909
87,447	4.500	05/01/41	94,810
49,528	4.500	08/01/41	54,305
69,473	4.500	08/01/42	76,391
8,123	3.000	11/01/42	8,643
122,591	3.000	12/01/42	130,441
298,214	3.000	01/01/43	317,313
51,661	3.000	02/01/43	54,969
363,915	3.000	03/01/43	387,380
606,888	3.000	04/01/43	646,890
387,930	3.000	05/01/43	413,499

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$69,363	3.000%	06/01/43	$ 73,934
599,073	3.000	07/01/43	638,560
739,586	4.500	10/01/44	814,331
631,918	4.500	04/01/45	699,784
77,658	4.500	05/01/45	86,095
290,322	4.500	06/01/45	319,663
255,518	4.000	11/01/45	276,139
76,429	4.000	03/01/46	82,533
6,977	4.500	05/01/46	7,585
48,420	4.000	06/01/46	52,246
12,067	4.000	08/01/46	13,021
68,647	4.500	08/01/46	74,496
106,734	4.000	10/01/46	115,168
42,807	4.500	06/01/47	47,324
804,519	4.500	11/01/47	877,848
268,417	4.000	12/01/47	292,734
251,818	4.000	01/01/48	274,415
887,862	4.000	02/01/48	964,369
647,742	4.000	03/01/48	701,414
768,450	4.000	06/01/48	836,086
234,960	4.000	08/01/48	254,245
1,210,230	5.000	11/01/48	1,342,432
1,590,293	4.500	01/01/49	1,701,449
455,592	4.500	03/01/49	487,152
1,455,562	3.000	09/01/49	1,535,243
1,469,623	3.000	12/01/49	1,539,395
1,589,536	3.000	12/01/50	1,674,191

			18,263,049

UMBS, 30 Year, Single Family(d) – 13.2%
27,000,000	2.000	TBA-30yr	26,935,033
7,000,000	2.500	TBA-30yr	7,147,659
1,000,000	4.500	TBA-30yr	1,071,875
8,000,000	3.000	TBA-30yr	8,290,938

			43,445,505

TOTAL FEDERAL AGENCIES			$111,208,801

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $121,282,358)			$122,077,833

Agency Debentures – 22.8%
FFCB
$2,180,000	3.430%	12/06/28	$ 2,435,343
720,000	5.270	05/01/29	899,410
FHLB
3,700,000	2.125	06/09/23	3,780,771
2,100,000	3.375	09/08/23	2,192,673
300,000	3.375	12/08/23	314,712
15,150,000	0.500	04/14/25	14,875,179
FHLMC
16,670,000	0.375	04/20/23	16,636,993

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – (continued)
FNMA
$1,400,000	1.875%	09/24/26	$ 1,438,416

2,600,000	6.250	05/15/29	3,453,944
2,000,000	0.875	08/05/30	1,885,260
4,000,000	6.625	11/15/30	5,643,680
Israel Government AID Bond(e)
500,000	5.500	12/04/23	544,440
700,000	5.500	04/26/24	772,513
Tennessee Valley Authority
20,150,000	0.750	05/15/25	19,877,572

TOTAL AGENCY DEBENTURES (Cost $74,110,360)			$ 74,750,906

Asset-Backed Securities(b) – 1.8%
Collateralized Loan Obligation(c) – 0.3%
Towd Point Mortgage Trust Series 2017-4, Class A2
$1,030,153	3.000%	06/25/57	$ 1,066,899

Student Loan – 1.5%
ECMC Group Student Loan Trust Series 2018-2A, Class A(c) (1M USD LIBOR + 0.800%)
1,103,211	0.903	09/25/68	1,113,163
Higher Education Funding I Series 2014-1, Class A(c) (3M USD LIBOR + 1.050%)
678,076	1.230	05/25/34	678,970
Navient Student Loan Trust Series 2017-4A, Class A2(c) (1M USD LIBOR + 0.500%)
380,115	0.603	09/27/66	380,573
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
809,023	1.253	09/25/65	822,803
Scholar Funding Trust Series 2013-A, Class A(c) (1M USD LIBOR + 0.650%)
1,269,828	0.753	01/30/45	1,265,033
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
583,742	1.824	07/25/23	586,398

			4,846,940

TOTAL ASSET-BACKED SECURITIES (Cost $5,890,456)			$ 5,913,839

Municipal Debt Obligation – 0.8%
New Jersey – 0.8%
New Jersey Economic Development Authority Series A
$2,000,000	7.425%	02/15/29	$ 2,513,664
(Cost $2,000,000)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 41.5%
United States Treasury Bonds
$900,000	3.125%	11/15/41	$ 1,081,688
3,500,000	3.750	11/15/43	4,630,938
3,830,000	3.625	02/15/44	4,986,181
9,390,000	3.375	05/15/44	11,828,466
3,320,000	3.125	08/15/44	4,035,356
6,400,000	2.875	11/15/46	7,579,000
5,080,000	2.750	11/15/47	5,921,375
530,000	2.375	11/15/49	582,834
1,190,000	2.000	02/15/50	1,210,081
United States Treasury Notes
5,820,000	1.250	12/31/26	5,815,908
5,770,000	1.375	12/31/28	5,745,658
5,440,000	0.125	03/31/23	5,413,438
11,340,000	0.375	07/15/24	11,200,022
9,230,000	0.375	12/31/25	8,948,052
6,710,000	0.750	03/31/26	6,584,188
7,900,000	2.250	08/15/27	8,290,062
1,220,000	0.750	01/31/28	1,175,298
6,660,000	1.125	02/29/28	6,565,823
6,430,000	1.250	03/31/28	6,375,245
12,860,000	3.125	11/15/28	14,298,712
2,900,000	2.375	05/15/29	3,092,125
120,000	0.875	11/15/30	114,113
United States Treasury Strip Coupon(f)
6,400,000	0.000	11/15/35	4,951,769
1,300,000	0.000	05/15/36	993,308
6,000,000	0.000	11/15/37	4,428,153

TOTAL U.S. TREASURY OBLIGATIONS (Cost $131,573,834)			$135,847,793

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(g) – 13.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
44,183,277	0.026%	$ 44,183,277
(Cost $44,183,277)

TOTAL INVESTMENTS – 117.6% (Cost $379,040,285)		$385,287,312

LIABILITIES IN EXCESS OF OTHER ASSETS – (17.6)%		(57,540,824)

NET ASSETS – 100.0%		$327,746,488

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $63,043,872 which represents approximately 19.2% of the Fund’s net assets as of December 31, 2021.

(e)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $1,316,953, which represents approximately 0.4% of the Fund’s net assets as of December 31, 2021.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA (Proceeds Receivable: $(1,055,703))	4.000%	TBA-30yr	01/21/21	$(1,000,000)	$(1,052,311)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	19	03/22/22	$3,745,375	$14,689
2 Year U.S. Treasury Notes	79	03/31/22	17,235,578	(14,513)
10 Year U.S. Treasury Notes	47	03/22/22	6,882,563	116,888

Total				$117,064

Short position contracts:
5 Year U.S. Treasury Notes	(22)	03/31/22	(2,661,484)	21
10 Year U.S. Treasury Notes	(29)	03/22/22	(3,783,594)	1,292
20 Year U.S. Treasury Bonds	(114)	03/22/22	(18,289,875)	(272,928)

Total				$(271,615)

TOTAL FUTURES CONTRACTS				$(154,551)

SWAP CONTRACTS — At December 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24	$18,560		$4,261	$6,240	$(1,979)
3M SOFR(b)	1.000%(b)	03/16/27	10	(c)	(84)	(27)	(57)
3M SOFR(b)	1.530(b)	09/22/31	2,920	(c)	1,907	(35,098)	37,005
1.630(b)	3M SOFR(b)	09/22/36	3,550	(c)	7,467	32,457	(24,990)

TOTAL					$13,551	$3,572	$9,979

(a)	Payments made quarterly.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2021.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTERINTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	Citibank NA	$0.465	02/22/2022	6,270,000	$6,270,000	$182	$7,984	$(7,802)
6M IRS	Citibank NA	0.605	01/07/2022	6,120,000	6,120,000	1	17,733	(17,732)
6M IRS	Citibank NA	0.855	03/23/2022	6,130,000	6,130,000	3,349	27,919	(24,570)
1Y IRS	JPMorgan Securities, Inc.	1.053	06/21/2022	3,780,000	3,780,000	9,149	33,727	(24,578)

Total purchased option contracts				22,300,000	$22,300,000	$12,681	$87,363	$(74,682)

Written option contracts
Calls
6M IRS	Citibank NA	0.849	02/22/2022	(1,980,000)	(1,980,000)	(212)	(7,984)	7,772
6M IRS	Citibank NA	1.124	01/07/2022	(1,980,000)	(1,980,000)	(1)	(17,663)	17,662
6M IRS	Citibank NA	1.406	03/23/2022	(1,990,000)	(1,990,000)	(12,544)	(27,906)	15,362
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(1,990,000)	(1,990,000)	(18,595)	(33,699)	15,104

Total written option contracts				(7,940,000)	$(7,940,000)	$(31,352)	$(87,252)	$55,900

TOTAL				14,360,000	$14,360,000	$(18,671)	$111	$(18,782)

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 31.1%
Collateralized Mortgage Obligations – 20.5%
Regular Floater(a) – 20.1%
FHLMC REMIC Series 3371, Class FA (1M USD LIBOR + 0.600%)
$353,318	0.710%	09/15/37	$ 359,253
FHLMC REMIC Series 3374, Class FT (1M USD LIBOR + 0.300%)
35,851	0.410	04/15/37	35,951
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
72,146	0.960	06/15/39	73,552
FHLMC REMIC Series 4477, Class FG (1M USD LIBOR + 0.300%)
1,335,747	0.386	10/15/40	1,330,030
FHLMC REMIC Series 4508, Class CF (1M USD LIBOR + 0.400%)
1,433,862	0.510	09/15/45	1,442,774
FHLMC REMIC Series 4751, Class FA (1M USD LIBOR + 0.250%)
4,434,313	0.360	03/15/39	4,445,741
FHLMC REMIC Series 4936, Class FL (1M USD LIBOR + 0.500%)
1,055,771	0.602	12/25/49	1,063,573
FHLMC REMIC Series 4942, Class FA (1M USD LIBOR + 0.500%)
4,678,196	0.602	01/25/50	4,714,181
FHLMC STRIPS Series 237, Class F23 (1M USD LIBOR + 0.400%)
123,031	0.510	05/15/36	123,817
FHLMC STRIPS Series 350, Class F2 (1M USD LIBOR + 0.350%)
5,530,083	0.436	09/15/40	5,556,541
FNMA REMIC Series 1998-66, Class FC (1M USD LIBOR + 0.500%)
1,680	0.609	11/17/28	1,684
FNMA REMIC Series 2006-72, Class XF (1M USD LIBOR + 0.500%)
132,975	0.602	08/25/36	134,436
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
20,235	0.452	04/25/37	20,348
FNMA REMIC Series 2007-36, Class F (1M USD LIBOR + 0.230%)
425,097	0.332	04/25/37	424,923
FNMA REMIC Series 2008-22, Class FD (1M USD LIBOR + 0.840%)
196,729	0.942	04/25/48	202,892
FNMA REMIC Series 2009-66, Class FP (1M USD LIBOR + 0.900%)
6,164,786	1.002	09/25/39	6,286,276
FNMA REMIC Series 2009-75, Class MF (1M USD LIBOR + 1.150%)
339,294	1.252	09/25/39	345,859
FNMA REMIC Series 2010-123, Class FL (1M USD LIBOR + 0.430%)
600,181	0.532	11/25/40	605,512
FNMA REMIC Series 2010-8, Class FE (1M USD LIBOR + 0.790%)
3,297,078	0.892	02/25/40	3,379,235

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(a) – (continued)
FNMA REMIC Series 2011-110, Class FE (1M USD LIBOR + 0.400%)
$556,111	0.502%	04/25/41	$ 557,793
FNMA REMIC Series 2011-63, Class FG (1M USD LIBOR + 0.450%)
246,105	0.552	07/25/41	249,271
FNMA REMIC Series 2013-96, Class FW (1M USD LIBOR + 0.400%)
61,636	0.502	09/25/43	62,250
FNMA REMIC Series 2017-45, Class FA (1M USD LIBOR + 0.320%)
3,814,165	0.406	06/25/47	3,811,100
FNMA REMIC Series 2018-60, Class FK (1M USD LIBOR + 0.300%)
2,918,561	0.402	08/25/48	2,931,080
FNMA REMIC Series 2018-72, Class FB (1M USD LIBOR + 0.350%)
4,836,461	0.452	10/25/58	4,858,777

			43,016,849

Sequential Fixed Rate – 0.2%
FHLMC REMIC Series 4248, Class LM
277,117	6.500	05/15/41	316,614

Sequential Floating Rate(a) – 0.2%
FHLMC REMIC Series 3588, Class CW
523,160	2.145	10/15/37	514,648
FNMA REMIC Series 1997-20, Class F
10,352	0.609	03/25/27	10,383

			525,031

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 43,858,494

Commercial Mortgage-Backed Securities(a) – 6.5%
Regular Floater(b) – 4.1%
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1M USD LIBOR + 0.755%)
$550,000	0.865%	10/15/38	$ 547,778
ELP Commercial Mortgage Trust Series 2021-ELP, Class A (1M USD LIBOR + 0.701%)
700,000	0.811	11/15/38	696,215
BX Trust Series 2021-BXMF, Class A(1M USD LIBOR + 0.636%)
700,000	0.726	10/15/26	691,645
BX Commercial Mortgage Trust Series 2021-21M, Class A (1M USD LIBOR + 0.730%)
650,000	0.840	10/15/36	644,302
BX Trust Series 2021-ARIA, Class A (1M USD LIBOR + 0.899%)
1,100,000	1.009	10/15/36	1,102,993
STWD Trust Series 2021-FLWR, Class A (1M USD LIBOR +0.577%)
1,300,000	0.687	07/15/36	1,285,635

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – (continued)
CIM Retail Portfolio Trust Series 2021-RETL, Class A (1M USD LIBOR + 1.400%)
$600,000	1.510%	08/15/36	$ 598,904
BXHPP Trust Series 2021-FILM, Class A (1M USD LIBOR + 0.650%)
1,550,000	0.760	08/15/36	1,537,242
Commercial Mortgage Pass Through Certificates Series 2021-LBA, Class A (1M USD LIBOR + 0.690%)
800,000	0.800	03/15/38	793,267
ONE PARK Mortgage Trust Series 2021-PARK, Class A (1M USD LIBOR + 0.700%)
919,000	0.810	03/15/36	911,736

			8,809,717

Sequential Floating Rate – 2.4%
FHLMC Multifamily Structured Pass-Through Certificates Series KF19, Class A (1M USD LIBOR + 0.450%)
682,099	0.544	06/25/23	683,198
FHLMC Multifamily Structured Pass-Through Certificates Series KF31, Class A (1M USD LIBOR + 0.370%)
489,920	0.464	04/25/24	490,605
FHLMC Multifamily Structured Pass-Through Certificates Series KF32, Class A (1M USD LIBOR + 0.370%)
1,439,990	0.464	05/25/24	1,442,734
FHLMC Multifamily Structured Pass Through Certificates Series KF58, Class A (1M USD LIBOR + 0.500%)
922,700	0.594	01/25/26	926,561
FHLMC Multifamily Structured Pass Through Certificates Series KF60, Class A (1M USD LIBOR + 0.490%)
706,762	0.584	02/25/26	708,674
Great Wolf Trust Series 2019-WOLF, Class A(b) (1M USD LIBOR + 1.034%)
600,000	1.144	12/15/36	599,093
KKR Industrial Portfolio Trust Series 2021-KDIP, Class AKKR Industrial Portfolio Trust Series 2021-KDIP, Class A(b) (1M USD LIBOR + 0.550%)
277,666	0.660	12/15/37	275,931
BX Series 2021-MFM1, Class A(b) (1M USD LIBOR + 0.700%)
100,000	0.810	01/15/34	99,340

			5,226,136

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 14,035,853

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – 4.1%
Adjustable Rate FHLMC(a) – 0.6%
(3 Year CMT + 2.541%)
$175,132	2.938%	08/01/28	$ 175,013
(6M CMT + 2.268%)
26,550	2.393	05/01/29	26,992
(COF + 1.250%)
4,030	4.008	06/01/29	4,265
(COF + 1.250%)
7,705	1.513	04/01/30	7,824
(COF + 1.248%)
6,122	4.387	06/01/30	6,515
(12M MTA + 2.155%)
3,828	2.733	06/01/31	3,986
(12M USD LIBOR + 1.860%)
381,149	2.110	05/01/34	399,571
(12M USD LIBOR + 1.750%)
243,841	2.000	05/01/35	256,594
(3 Year CMT + 2.114%)
4,029	6.223	05/01/35	4,192
(1 Year CMT + 2.265%)
434,411	2.287	01/01/38	457,354

			1,342,306

Adjustable Rate FNMA(a) – 3.2%
(6M USD LIBOR + 1.750%)
1,893	1.875	02/01/23	1,898
(6M USD LIBOR + 1.925%)
15,786	2.175	01/01/24	15,931
(6M USD LIBOR + 1.925%)
28,908	2.050	03/01/24	29,190
(COF + 1.250%)
3,039	2.965	06/01/27	3,139
(COF + 1.250%)
2,630	4.250	12/01/27	2,785
(COF + 1.250%)
2,675	4.485	01/01/28	2,848
(COF + 1.250%)
1,433	1.627	06/01/29	1,453
(COF + 1.250%)
3,099	2.200	06/01/29	3,198
(1 Year CMT + 2.265%)
264,395	2.359	07/01/33	277,178
(1 Year CMT + 2.360%)
89,228	2.423	11/01/34	93,957
(COF + 1.253%)
1,378	3.994	05/01/36	1,458
(12M USD LIBOR + 1.983%)
418,807	2.296	03/01/37	443,576
(12M MTA + 1.400%)
4,458	1.483	06/01/40	4,557
(12M MTA + 1.400%)
18,448	1.484	06/01/40	18,853
(12M MTA + 1.200%)
3,073	1.284	02/01/41	3,123
(12M USD LIBOR + 1.734%)
5,498,877	2.053	02/01/41	5,795,698
(12M USD LIBOR + 1.550%)
112,730	1.800	09/01/44	117,325

			6,816,167

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – 0.3%
(1 Year CMT + 1.500%)
$300,516	1.875%	04/20/33	$ 310,431
(1 Year CMT + 1.500%)
57,991	1.875	05/20/33	59,904
(1 Year CMT + 1.500%)
195,364	1.625	08/20/34	201,311

			571,646

FHLMC – 0.0%
2,700	7.000	05/01/22	2,712
2,016	7.000	06/01/22	2,018
138	4.500	05/01/23	141

			4,871

FNMA(a) – 0.0%
80	1.906	05/20/22	80
10,232	1.887	06/20/24	10,264

			10,344

GNMA – 0.0%
6,786	7.000	04/15/26	7,304

UMBS – 0.0%
25	7.000	02/01/22	25

TOTAL FEDERAL AGENCIES			$ 8,752,663

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $66,600,510)			$ 66,647,010

Asset-Backed Securities(a) – 41.4%
Automotive – 0.7%
Ford Credit Floorplan Master Owner Trust A Series 2020-1, Class A2 (1M USD LIBOR + 0.500%)
$1,500,000	0.610%	09/15/25	$ 1,507,444

Collateralized Loan Obligations(b) – 23.8%
AIG CLO Series 2021-1A, Class A (3M USD LIBOR + 1.100%)
2,100,000	1.228	04/22/34	2,088,574
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR (3M USD LIBOR + 1.200%)
1,300,000	1.332	07/20/34	1,301,204
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class A1 (3M USD LIBOR + 1.150%)
4,000,000	1.274	04/15/34	4,000,508
Anchorage Capital CLO Ltd. Series 2014-4RA, Class A (3M USD LIBOR + 1.050%)
3,600,000	1.186	01/28/31	3,601,674
BSPDF Issuer Ltd. Series 2021-FL1, Class A (1M USD LIBOR + 1.200%)
1,000,000	1.310	10/15/36	995,647

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations(b) – (continued)
CarVal CLO IV Ltd. Series 2021-1A, Class A1A (3M USD LIBOR + 1.180%)
$2,600,000	1.313%	07/20/34	$ 2,600,455
CBAM Ltd. Series 2017-2A, Class AR (3M USD LIBOR + 1.190%)
5,000,000	1.312	07/17/34	5,003,840
Cedar Funding VII Clo Ltd. Series 18-7A, Class A1 (3M USD LIBOR + 1.000%)
3,000,000	1.132	01/20/31	3,000,477
Dryden 64 CLO, Ltd. Series 2018-64A Class A (3M USD LIBOR + 0.970%)
5,950,000	1.092	04/18/31	5,950,048
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
5,172,361	0.874	04/15/29	5,172,485
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR (3M USD LIBOR + 1.070%)
1,000,000	1.194	07/15/33	1,000,052
OCP CLO Ltd. Series 2014-5A, Class A1R (3M USD LIBOR + 1.080%)
2,600,000	1.205	04/26/31	2,600,577
Octagon Investment Partners 07/34 1 Series 2021-1A, Class A1 (3M USD LIBOR + 1.120%)
1,000,000	1.253	07/15/34	997,162
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR (3M USD LIBOR + 1.140%)
2,500,000	1.272	07/02/35	2,499,995
Pikes Peak Clo 2 Series 2018-2A, Class AR (3M USD LIBOR + 1.190%)
6,700,000	1.404	10/18/34	6,702,358
Towd Point Mortgage Trust Series 2016-3, Class A1
13,055	2.250	04/25/56	13,067
Trysail CLO Ltd. Series 2021-1A, Class A1 (3M USD LIBOR + 1.320%)
1,400,000	1.452	07/20/32	1,400,000
Wellfleet CLO X Ltd. Series 2019-XA, Class A1R (3M USD LIBOR + 1.170%)
1,750,000	1.302	07/20/32	1,749,997
Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
475,000	1.486	07/28/32	474,456

			51,152,576

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Credit Card – 13.4%
American Express Credit Account Master Trust Series 2017-2, Class A (1M USD LIBOR + 0.450%)
$3,700,000	0.560%	09/16/24	$ 3,701,674
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5 (1M USD LIBOR + 0.620%)
8,100,000	0.724	04/22/26	8,188,511
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7 (1M USD LIBOR + 0.370%)
4,300,000	0.473	08/08/24	4,307,236
Citibank Credit Card Issuance Trust Series 2018-A2, Class A2 (1M USD LIBOR + 0.330%)
960,000	0.434	01/20/25	962,344
Discover Card Execution Note Trust Series 2017-A1, Class A1 (1M USD LIBOR + 0.490%)
375,000	0.600	07/15/24	375,061
Golden Credit Card Trust Series 2017-4A, Class A(b) (1M USD LIBOR + 0.520%)
11,200,000	0.630	07/15/24	11,228,582

			28,763,408

Student Loan – 3.5%
Educational Services of America, Inc. Series 2012-1, Class A1(b) (1M USD LIBOR + 1.150%)
503,737	1.253	09/25/40	504,650
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
837,001	0.803	02/25/39	832,856
Goal Capital Funding Trust Series 2010-1, Class A(b) (3M USD LIBOR + 0.700%)
24,325	0.880	08/25/48	24,327
Higher Education Funding I Series 2014-1, Class A(b) (3M USD LIBOR + 1.050%)
745,884	1.230	05/25/34	746,867
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
701,978	1.024	07/25/45	704,136
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
711,136	1.130	02/25/42	707,910
Massachusetts Educational Financing Authority Series 2008-1, Class A1 (3M USD LIBOR + 0.950%)
230,421	1.074	04/25/38	232,043
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2 (1M USD LIBOR + 1.000%)
783,133	1.104	05/20/30	783,132
Northstar Education Finance, Inc. Series 2012-1, Class A(b) (1M USD LIBOR + 0.700%)
197,824	0.803	12/26/31	198,610

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loan – (continued)
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1M USD LIBOR + 0.900%)
$855,820	0.999%	07/01/31	$ 858,206
SLC Student Loan Center Series 2011-1, Class A(b) (1M USD LIBOR + 1.220%)
51,097	1.323	10/25/27	51,097
SLC Student Loan Trust Series 2010-1, Class A (3M USD LIBOR + 0.875%)
361,966	1.053	11/25/42	363,505
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
190,839	1.824	07/25/23	191,707
Utah State Board of Regents Series 2015-1, Class A (1M USD LIBOR + 0.600%)
1,235,336	0.692	02/25/43	1,234,629

			7,433,675

TOTAL ASSET-BACKED SECURITIES (Cost $88,629,647)			$ 88,857,103

Municipal Debt Obligations – 4.5%
Alabama(c) – 0.1%
Alabama Federal Aid Highway Finance Authority ALABAMA FEDERAL AID Series 2021
$360,000	0.449%	09/01/23	$ 357,777

Florida – 0.3%
County of Palm Beach FL Revenue Bonds Taxaable (Refunding) Series B
635,000	0.500	12/01/24	623,683

Massachusetts(c) – 0.4%
Massachusetts School Building Revenue Bonds Taxaable (Refunding) Series B
815,000	0.618	08/15/23	812,759

Rhode Island(a)(c) – 0.1%
Rhode Island Student Loan Authority RB (Taxable - FFELP Loan Backed) Series 2014-1 (1M USD LIBOR + 0.000%)
225,542	0.799	10/02/28	224,732

Tennessee – 0.5%
State of Tennessee GO Bonds Taxable (Refunding) Series B
1,015,000	0.386	11/01/23	1,009,420

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Utah(a) – 2.4%
Utah State Board of Regents RB (Taxable-Student Loan) Series 2012-1 (1M USD LIBOR + 0.000%)
$5,133,447	0.852%	12/26/31	$ 5,142,331

Washington – 0.7%
Washington State GO Improvement & Power District Electric Systems Series 2021
1,620,000	0.210	08/01/23	1,604,927

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $9,829,009)			$ 9,775,629

U.S. Treasury Obligations(a) – 11.0%
United States Treasury Floating Rate Note
(3M Treasury money market yield + 0.049%)
$10,000,000	0.134%	01/31/23	$ 10,004,791
(3M Treasury money market yield + 0.034%)
13,500,000	0.119	04/30/23	13,504,018

TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,503,987)			$ 23,508,809

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $188,563,153)			$188,788,551

Short-term Investments – 11.0%
Certificates of Deposit – 10.3%
Australia & New Zealand Banking Group Ltd.(a)(b)
(SOFR + 0.120%)
$3,000,000	0.170%	02/28/22	$ 3,000,202
Bank of Nova Scotia(a)
(SOFR + 0.160%)
2,000,000	0.210	02/28/22	2,000,200
(SOFR + 0.180%)
2,500,000	0.230	05/11/22	2,500,354
Canadian Imperial Bank of Commerce(a)
(3M USD LIBOR + 0.050%)
1,500,000	0.251	06/13/22	1,500,344
Credit Industriel ET Commercial
500,000	0.240	03/24/22	500,133
Mizuho Bank Ltd.
2,500,000	0.190	02/28/22	2,500,134
National Australia Bank Ltd.(a)(b)
(FEDL01 + 0.150%)
2,500,000	0.230	05/20/22	2,500,000

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Natixis SA(a)
(3M USD LIBOR + 0.070%)
$2,500,000	0.203%	01/05/22	$ 2,500,009
Standard Chartered Bank(a)
(3M USD LIBOR + 0.060%)
2,500,000	0.274	03/18/22	2,500,320
Toronto-Dominion Bank(a)
(FEDL01 + 0.160%)
2,500,000	0.240	06/20/22	2,500,116

			22,001,812

Commercial Paper(b)(d) – 0.7%
Honeywell International, Inc.
1,545,000	0.000	05/20/22	1,544,099

TOTAL SHORT-TERM INVESTMENTS (Cost $23,544,065)			$ 23,545,911

TOTAL INVESTMENTS – 99.0% (Cost $212,107,218)			$212,334,462

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			2,052,095

NET ASSETS – 100.0%			$214,386,557

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S.Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
MTA	— Monthly Treasury Average
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
UMBS	— Uniform Mortgage Backed Securities

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	12	03/31/22	$2,618,063	$(2,225)
10 Year U.S. Treasury Notes	58	03/22/22	7,567,187	89,889
20 Year U.S. Treasury Bonds	2	03/22/22	320,875	4,821

Total				$92,485

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(26)	03/22/22	(3,807,375)	(63,774)
Ultra Long U.S. Treasury Bonds	(1)	03/22/22	(197,125)	(4,243)
5 Year U.S. Treasury Notes	(109)	03/31/22	(13,186,445)	(56,894)

Total				$(124,911)

TOTAL FUTURES CONTRACTS				$(32,426)

SWAP CONTRACTS — At December 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24	$19,400		$4,454	$6,519	$(2,065)
3M SOFR(b)	1.530%(b)	09/22/31	2,480	(c)	1,620	(29,809)	31,429
1.630(b)	3M SOFR(b)	09/22/36	3,010	(c)	6,331	27,519	(21,188)

TOTAL					$12,405	$4,229	$8,176

(a)	Payments made quarterly.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2021.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 97.4%
United States Treasury Inflation Indexed Bonds
$2,581,296	0.250%		02/15/50	$ 3,118,275
15,480,014	2.125	(a)	02/15/40	23,662,642
22,234,260	1.375		02/15/44	31,655,201
17,848,752	0.750		02/15/45	22,917,658
11,213,300	1.000		02/15/48	15,688,211
1,977,966	1.000		02/15/49	2,800,576
8,178,093	0.125		02/15/51	9,673,184
United States Treasury Inflation Indexed Notes
8,079,760	0.375		07/15/23	8,495,381
35,720,776	0.125		10/15/26	38,877,870
28,631,244	0.125		01/15/23	29,565,807
55,147,914	0.500		04/15/24	58,803,108
33,302,784	0.125		10/15/24	35,573,922
2,334,900	0.250		01/15/25	2,501,577
16,593,060	0.125		04/15/25	17,757,351
15,858,008	0.375		07/15/25	17,232,927
4,131,242	0.625		01/15/26	4,539,586
17,713,920	0.125		04/15/26	19,125,829
18,930,248	0.125		07/15/26	20,568,788
18,429,831	0.375		01/15/27	20,288,126
14,243,040	0.375		07/15/27	15,816,736
14,685,231	0.500		01/15/28	16,438,060
19,839,456	0.750		07/15/28	22,729,814
48,184,400	0.875		01/15/29	55,737,577
8,539,979	0.250		07/15/29	9,568,024
15,745,954	0.125		07/15/30	17,604,400
15,466,069	0.125		01/15/31	17,301,749
28,887,320	0.125		07/15/31	32,442,404
United States Treasury Notes
5,280,000	1.250		12/31/26	5,276,288
5,280,000	1.375		12/31/28	5,257,725
6,950,000	3.125		11/15/28	7,727,531

TOTAL U.S. TREASURY OBLIGATIONS (Cost $550,614,626)				$588,746,327

Shares	Dividend Rate	Value

Investment Company(b) – 1.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,855,988	0.026%	$ 7,855,988
(Cost $7,855,988)

TOTAL INVESTMENTS – 98.7% (Cost $558,470,614)		$596,602,315

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		7,640,269

NET ASSETS — 100.0%		$604,242,584

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S.Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	10	03/22/22	$1,971,250	$(174)
2 Year U.S. Treasury Notes	160	03/31/22	34,907,500	(19,372)
10 Year U.S. Treasury Notes	448	03/22/22	58,450,000	503,254

Total				$483,708

Short position contracts:
5 Year U.S. Treasury Notes	(332)	03/31/22	(40,164,219)	3,396
20 Year U.S. Treasury Bonds	(42)	03/22/22	(6,738,375)	(100,553)
Ultra 10 Year U.S. Treasury Notes	(146)	03/22/22	(21,379,875)	(124,761)

Total				$(221,918)

TOTAL FUTURES CONTRACTS				$261,790

SWAP CONTRACTS — At December 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.251%(a)	12M LIBOR(a)	02/20/24	$13,700		$743,437	$51	$743,386
1M LIBOR + 1.000(b)	3M LIBOR(b)	07/25/24	51,300		11,779	17,232	(5,453)
2.104(a)	12M LIBOR(a)	12/14/24	10,000		735,006	56	734,950
2.007(a)	12M LIBOR(a)	02/07/26	6,300		547,812	49	547,763
12M SOFR(c)	1.000%(c)	03/16/27	20	(d)	(167)	(54)	(113)
12M LIBOR(a)	2.103(a)	02/07/29	6,300		(607,003)	68	(607,071)
1.250(c)	12M SOFR(c)	03/16/29	11,130	(d)	3,379	(83,140)	86,519
12M SOFR(c)	1.530(c)	09/22/31	11,720	(d)	7,655	1,476	6,179
1.630(c)	12M SOFR(c)	09/22/36	14,130	(d)	29,719	4,648	25,071

TOTAL					$1,471,617	$(59,614)	$1,531,231

(a)	Payments made at maturity.
(b)	Payments made quarterly.
(c)	Payments made annually.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2021.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	Citibank NA	0.465%	02/22/2022	5,670,000	$5,670,000	$164	$7,220	$(7,056)
6M IRS	Citibank NA	0.605	01/07/2022	5,520,000	5,520,000	1	15,994	(15,993)
6M IRS	Citibank NA	0.855	03/23/2022	5,450,000	5,450,000	2,977	24,822	(21,845)
1Y IRS	JPMorgan Securities, Inc.	1.053	06/21/2022	3,340,000	3,340,000	8,085	29,801	(21,716)

Total purchased option contracts				19,980,000	$19,980,000	$11,227	$77,837	$(66,610)

Written option contracts
Calls
6M IRS	Citibank NA	0.849	02/22/2022	(1,790,000)	(1,790,000)	(192)	(7,218)	7,026
6M IRS	Citibank NA	1.124	01/07/2022	(1,790,000)	(1,790,000)	(1)	(15,968)	15,967
6M IRS	Citibank NA	1.406	03/23/2022	(1,770,000)	(1,770,000)	(11,157)	(24,821)	13,664
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(1,760,000)	(1,760,000)	(16,446)	(29,804)	13,358

Total written option contracts				(7,110,000)	$(7,110,000)	$(27,796)	$(77,811)	$50,015

TOTAL				12,870,000	$12,870,000	$(16,569)	$26	$(16,595)

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 46.4%
Advertising(a)(b) – 0.2%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$4,405,000	6.250%		06/15/25	$ 4,608,731

Aerospace & Defense(a) – 1.3%
Howmet Aerospace, Inc.
1,491,000	5.125		10/01/24	1,606,552
1,265,000	6.875		05/01/25	1,451,588
Teledyne Technologies, Inc.
9,375,000	1.600		04/01/26	9,285,375
The Boeing Co.
5,375,000	1.167		02/04/23	5,375,914
11,850,000	4.875		05/01/25	12,976,579
5,400,000	2.600		10/30/25	5,539,158

				36,235,166

Agriculture(a) – 0.3%
BAT International Finance PLC
8,000,000	1.668		03/25/26	7,862,240

Airlines(a) – 0.1%
Delta Air Lines, Inc.
1,960,000	3.800		04/19/23	1,999,200

Automotive – 2.6%
Clarios Global LP(a)(b)
2,538,000	6.750		05/15/25	2,655,383
Clarios Global LP/Clarios US Finance Co.(a)(b)
120,000	8.500		05/15/27	126,900
Ford Motor Credit Co. LLC
4,105,000	2.979	(a)	08/03/22	4,129,490
600,000	4.140	(a)	02/15/23	614,923
650,000	3.096		05/04/23	661,202
285,000	4.375		08/06/23	296,004
250,000	4.687	(a)	06/09/25	268,577
General Motors Co.
6,064,000	5.400		10/02/23	6,494,362
General Motors Financial Co, Inc.
11,375,000	5.100	(a)	01/17/24	12,197,526
9,400,000	1.050		03/08/24	9,349,992
8,800,000	1.500	(a)	06/10/26	8,663,776

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
General Motors Financial Co., Inc.
$6,500,000	3.550%		07/08/22	$ 6,594,770
846,000	3.700	(a)	05/09/23	871,414
2,450,000	1.700		08/18/23	2,473,226
1,100,000	3.950	(a)	04/13/24	1,158,421
Hyundai Capital America(b)
4,000,000	1.150		11/10/22	4,002,160
The Goodyear Tire & Rubber Co.(a)
3,235,000	9.500		05/31/25	3,485,713
Volkswagen Group of America Finance LLC(b)
2,325,000	2.900		05/13/22	2,342,019
3,775,000	0.750		11/23/22	3,774,547
ZF North America Capital, Inc.(b)
900,000	4.750		04/29/25	964,125

				71,124,530

Banks – 13.0%
Banco do Brasil SA
3,350,000	4.750		03/20/24	3,505,566
Banco Santander SA
1,800,000	3.848		04/12/23	1,863,108
2,600,000	2.706		06/27/24	2,689,830
1,600,000	2.746		05/28/25	1,655,056
Bank of America Corp.
4,345,000	4.200		08/26/24	4,655,928
9,025,000	4.000		01/22/25	9,651,064
23,950,000	3.950		04/21/25	25,608,058
(3M USD LIBOR + 0.790%)
11,000,000	3.004	(a)(c)	12/20/23	11,227,700
(3M USD LIBOR + 0.940%)
1,175,000	3.864	(a)(c)	07/23/24	1,224,421
(SOFR + 0.910%)
15,175,000	0.981	(a)(c)	09/25/25	14,997,149
Barclays PLC(a)(c)
(3M USD LIBOR + 1.380%)
2,550,000	1.535		05/16/24	2,581,289
(3M USD LIBOR + 1.400%)
2,625,000	4.610		02/15/23	2,636,130
(3M USD LIBOR + 1.610%)
1,850,000	3.932		05/07/25	1,947,199
(SOFR + 2.714%)
3,600,000	2.852		05/07/26	3,710,952

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
BNP Paribas SA(b)
$10,000,000	4.375%		09/28/25	$ 10,832,800
(SOFR + 2.074%)
3,275,000	2.219	(a)(c)	06/09/26	3,308,569
BPCE SA(b)
2,921,000	4.000		09/12/23	3,056,534
850,000	2.375		01/14/25	864,994
(SOFR + 1.520%)
3,675,000	1.652	(a)(c)	10/06/26	3,623,403
CIT Bank NA(a)(c) (SOFR + 1.715%)
1,050,000	2.969		09/27/25	1,080,944
CIT Group, Inc.(a)
125,000	4.750		02/16/24	132,188
(SOFR + 3.827%)
5,210,000	3.929	(c)	06/19/24	5,398,862
Citigroup, Inc.
5,065,000	3.500		05/15/23	5,237,818
1,525,000	3.875		03/26/25	1,625,711
1,375,000	4.400		06/10/25	1,498,283
1,800,000	4.600		03/09/26	1,987,542
(3M USD LIBOR + 0.950%)
3,750,000	2.876	(a)(c)	07/24/23	3,793,500
(3M USD LIBOR + 1.023%)
1,045,000	4.044	(a)(c)	06/01/24	1,089,935
(SOFR + 0.686%)
3,700,000	0.776	(a)(c)	10/30/24	3,676,357
(SOFR + 2.842%)
11,250,000	3.106	(a)(c)	04/08/26	11,794,837
Credit Agricole SA
5,700,000	4.375		03/17/25	6,134,055
Credit Suisse AG
9,400,000	6.500	(b)	08/08/23	10,124,364
675,000	2.950		04/09/25	706,880
Credit Suisse Group AG(a)(b)(c)
(3M USD LIBOR + 1.240%)
2,100,000	4.207		06/12/24	2,186,730
(SOFR + 2.044%)
9,600,000	2.193		06/05/26	9,659,808
Deutsche Bank AG(a)(c) (SOFR + 2.159%)
1,525,000	2.222		09/18/24	1,545,100
Fifth Third Bancorp(a)
690,000	2.375		01/28/25	708,168
First Horizon Corp.(a)
2,735,000	3.550		05/26/23	2,819,047
1,500,000	4.000		05/26/25	1,604,940

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
HSBC Holdings PLC(a)(c)
(3M USD LIBOR + 1.000%)
$1,300,000	1.160%		05/18/24	$ 1,311,648
(SOFR + 1.538%)
8,675,000	1.645		04/18/26	8,614,709
ING Groep NV(b)
5,000,000	4.625		01/06/26	5,559,750
(1 Year CMT + 1.100%)
4,750,000	1.400	(a)(c)	07/01/26	4,696,752
JPMorgan Chase & Co.(a)(c)
(3M USD LIBOR + 0.730%)
7,490,000	3.559		04/23/24	7,736,271
(3M USD LIBOR + 0.890%)
350,000	3.797		07/23/24	364,774
(3M USD LIBOR + 1.000%)
2,950,000	4.023		12/05/24	3,107,323
(SOFR + 0.420%)
5,150,000	0.563		02/16/25	5,079,960
(SOFR + 0.800%)
9,200,000	1.045		11/19/26	8,961,996
(SOFR + 1.850%)
6,360,000	2.083		04/22/26	6,456,672
Lloyds Banking Group PLC
4,400,000	4.050		08/16/23	4,608,604
1,525,000	4.500		11/04/24	1,642,989
(1 Year CMT + 1.100%)
3,275,000	1.326	(a)(c)	06/15/23	3,280,829
(3M USD LIBOR + 1.249%)
1,375,000	2.858	(a)(c)	03/17/23	1,380,459
Macquarie Group Ltd.(a)(b)(c) (SOFR + 1.069%)
2,100,000	1.340		01/12/27	2,044,140
Mitsubishi UFJ Financial Group, Inc.
3,425,000	3.407		03/07/24	3,586,454
3,025,000	1.412		07/17/25	3,005,579
Morgan Stanley(a)(c)(SOFR + 0.509%)
7,625,000	0.791		01/22/25	7,552,181
Morgan Stanley, Inc.
1,125,000	4.875		11/01/22	1,163,273
6,250,000	4.100		05/22/23	6,511,062
5,000,000	5.000		11/24/25	5,596,900
(3M USD LIBOR + 0.847%)
5,175,000	3.737	(a)(c)	04/24/24	5,356,021
(SOFR + 0.525%)
3,700,000	0.790	(a)(c)	05/30/25	3,651,160
(SOFR + 0.720%)
4,025,000	0.985	(a)(c)	12/10/26	3,904,532
(SOFR + 0.745%)
2,125,000	0.864	(a)(c)	10/21/25	2,095,951
(SOFR + 1.990%)
10,675,000	2.188	(a)(c)	04/28/26	10,883,696

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Natwest Group PLC
$3,454,000	6.000%		12/19/23	$ 3,750,585
(1 Year CMT + 2.150%)
1,325,000	2.359	(a)(c)	05/22/24	1,346,187
(3M USD LIBOR + 1.550%)
2,525,000	4.519	(a)(c)	06/25/24	2,642,261
(3M USD LIBOR + 1.762%)
1,175,000	4.269	(a)(c)	03/22/25	1,244,407
Santander UK Group Holdings PLC(a)(c) (SOFR + 0.787%)
9,700,000	1.089		03/15/25	9,613,379
Standard Chartered PLC(a)(b)(c)
(1 year CMT + 0.780%)
2,275,000	0.991		01/12/25	2,250,680
(1 Year CMT + 1.170%)
3,175,000	1.319		10/14/23	3,179,159
(3M USD LIBOR + 1.080%)
4,050,000	3.885		03/15/24	4,175,226
(3M USD LIBOR + 1.150%)
1,275,000	4.247		01/20/23	1,276,849
Sumitomo Mitsui Financial Group, Inc.
1,925,000	1.474		07/08/25	1,914,528
4,275,000	0.948		01/12/26	4,146,280
Turkiye Vakiflar Bankasi TAO
200,000	8.125		03/28/24	199,913
380,000	5.250	(b)	02/05/25	349,434
530,000	6.500	(b)	01/08/26	495,550
UniCredit SpA(b)
1,000,000	6.572		01/14/22	1,001,690
Wells Fargo & Co.
6,063,000	4.480		01/16/24	6,456,367
(SOFR + 2.000%)
7,200,000	2.188	(a)(c)	04/30/26	7,336,008

				351,977,007

Beverages – 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
9,900,000	3.650		02/01/26	10,679,427
Constellation Brands, Inc.
800,000	3.200	(a)	02/15/23	818,352
8,181,000	4.250		05/01/23	8,532,619

				20,030,398

Biotechnology – 0.1%
Royalty Pharma PLC
3,700,000	0.750		09/02/23	3,676,209

Building Materials(a) – 0.6%
Carrier Global Corp.
15,325,000	2.242		02/15/25	15,700,922
JELD-WEN, Inc.(b)
125,000	4.875		12/15/27	128,437

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – (continued)
Summit Materials LLC/Summit Materials Finance Corp.(b)
$115,000	6.500%		03/15/27	$ 119,313

				15,948,672

Chemicals – 0.7%
Celanese US Holdings LLC(a)
900,000	3.500		05/08/24	940,266
International Flavors & Fragrances, Inc.(b)
1,075,000	0.697		09/15/22	1,074,591
5,225,000	1.230	(a)	10/01/25	5,117,731
Methanex Corp.(a)
3,500,000	4.250		12/01/24	3,675,000
OCI NV(a)(b)
1,043,000	4.625		10/15/25	1,083,416
Sasol Financing International Ltd.
400,000	4.500		11/14/22	404,520
Sasol Financing USA LLC(a)
450,000	5.875		03/27/24	468,585
SPCM SA(a)(b)
1,650,000	3.125		03/15/27	1,654,125
Tronox, Inc.(a)(b)
4,400,000	6.500		05/01/25	4,587,000

				19,005,234

Commercial Services – 0.9%
Global Payments, Inc.(a)
3,800,000	3.750		06/01/23	3,916,204
3,175,000	1.200		03/01/26	3,089,307
IHS Markit Ltd.(a)
4,343,000	5.000	(b)	11/01/22	4,447,623
2,475,000	3.625		05/01/24	2,594,641
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
7,400,000	5.250		04/15/24	7,844,000
The ADT Security Corp.
2,050,000	4.125		06/15/23	2,114,063

				24,005,838

Computers(a) – 1.3%
Dell International LLC/EMC Corp.
2,887,000	5.450		06/15/23	3,048,932
4,775,000	4.000		07/15/24	5,070,238
10,665,000	5.850		07/15/25	12,097,203

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – (continued)
Hewlett Packard Enterprise Co.
$800,000	4.400%		10/15/22	$ 818,224
475,000	2.250		04/01/23	482,433
4,998,000	4.450		10/02/23	5,275,889
3,100,000	1.450		04/01/24	3,118,662
NetApp, Inc.
1,300,000	1.875		06/22/25	1,314,222
Western Digital Corp.
2,770,000	4.750		02/15/26	3,026,225

				34,252,028

Diversified Financial Services – 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
1,500,000	4.125		07/03/23	1,559,475
640,000	6.500		07/15/25	731,872
Air Lease Corp.
1,975,000	3.500		01/15/22	1,976,659
5,000,000	2.625	(a)	07/01/22	5,039,800
2,375,000	2.250		01/15/23	2,405,186
3,586,000	2.750	(a)	01/15/23	3,644,380
1,500,000	2.300	(a)	02/01/25	1,522,440
1,100,000	3.375	(a)	07/01/25	1,149,775
5,175,000	1.875	(a)	08/15/26	5,096,029
Ally Financial, Inc.
1,975,000	4.125		02/13/22	1,982,566
1,300,000	4.625		05/19/22	1,319,396
12,175,000	1.450	(a)	10/02/23	12,217,247
Aviation Capital Group LLC(a)(b)
1,725,000	1.950		01/30/26	1,686,343
Avolon Holdings Funding Ltd.(a)(b)
1,025,000	3.625		05/01/22	1,032,380
3,925,000	5.500		01/15/23	4,069,048
1,075,000	3.950		07/01/24	1,126,009
2,075,000	2.875		02/15/25	2,118,264

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Capital One Bank USA NA(a)(c) (SOFR + 0.616%)
$3,775,000	2.014%		01/27/23	$ 3,778,284
Capital One Financial Corp.(a)
850,000	3.900		01/29/24	895,348
Huarong Finance 2019 Co. Ltd.
380,000	3.750		05/29/24	383,800
Huarong Finance II Co. Ltd.
270,000	5.500		01/16/25	283,500
International Lease Finance Corp.
2,125,000	8.625		01/15/22	2,129,845
LD Holdings Group LLC(a)(b)
3,610,000	6.500		11/01/25	3,537,800
Navient Corp.
915,000	5.500		01/25/23	949,313
OneMain Finance Corp.
4,285,000	5.625		03/15/23	4,483,181
Park Aerospace Holdings Ltd.(a)(b)
900,000	5.250		08/15/22	920,628
PennyMac Financial Services, Inc.(a)(b)
2,160,000	5.375		10/15/25	2,214,000
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(b)
1,930,000	2.875		10/15/26	1,926,848
The Western Union Co.(a)
1,025,000	2.850		01/10/25	1,061,726

				71,241,142

Electrical – 1.6%
Avangrid, Inc.(a)
1,375,000	3.200		04/15/25	1,446,665
Berkshire Hathaway Energy Co.(a)
1,225,000	4.050		04/15/25	1,326,712
DTE Energy Co.
645,000	2.250		11/01/22	653,088
3,375,000	1.050	(a)	06/01/25	3,312,191
Enel Finance International NV(a)(b)
7,875,000	1.375		07/12/26	7,685,921
Entergy Corp.(a)
2,800,000	0.900		09/15/25	2,717,848
ITC Holdings Corp.(a)
4,050,000	2.700		11/15/22	4,112,249

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
NRG Energy, Inc.(a)(b)
$4,525,000	3.750%	06/15/24	$ 4,728,308
2,855,000	5.250	06/15/29	3,033,438
Pacific Gas & Electric Co.(a)
5,575,000	1.750	06/16/22	5,571,153
Southern Power Co.(a)
1,450,000	0.900	01/15/26	1,403,136
Vistra Operations Co. LLC(a)(b)
3,325,000	3.550	07/15/24	3,428,574
2,965,000	5.000	07/31/27	3,068,775

			42,488,058

Electrical Components & Equipment(a)(b) – 0.1%
Wesco Distribution, Inc.
2,845,000	7.125	06/15/25	3,008,588

Energy-Alternate Sources(a)(b) – 0.0%
Greenko Dutch B.V.
197,000	3.850	03/29/26	198,970

Engineering & Construction(a) – 0.1%
AECOM
2,750,000	5.125	03/15/27	2,983,750

Entertainment(a)(b) – 0.3%
Banijay Entertainment SASU
930,000	5.375	03/01/25	952,088
Caesars Entertainment, Inc.
1,895,000	6.250	07/01/25	1,982,644
Caesars Resort Collection LLC/CRC Finco, Inc.
4,410,000	5.750	07/01/25	4,602,937

			7,537,669

Environmental(a)(b) – 0.3%
GFL Environmental, Inc.
3,880,000	3.750	08/01/25	3,938,200
4,860,000	5.125	12/15/26	5,066,550

			9,004,750

Food & Drug Retailing – 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC(a)(b)
3,630,000	3.250	03/15/26	3,698,062
110,000	7.500	03/15/26	117,563

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
B&G Foods, Inc.(a)
$2,050,000	5.250%		04/01/25	$ 2,093,563
General Mills, Inc.(c) (3M USD LIBOR + 1.010%)
2,175,000	1.132		10/17/23	2,202,361
Mondelez International, Inc.(a)
2,325,000	1.500		05/04/25	2,329,696
Performance Food Group, Inc.(a)(b)
3,020,000	6.875		05/01/25	3,163,450
US Foods, Inc.(a)(b)
1,055,000	6.250		04/15/25	1,098,519

				14,703,214

Gaming – 0.2%
MGM Resorts International
625,000	7.750		03/15/22	632,812
2,040,000	6.750	(a)	05/01/25	2,139,450
3,511,000	5.750	(a)	06/15/25	3,778,714

				6,550,976

Gas(a) – 0.4%
NiSource, Inc.
11,050,000	0.950		08/15/25	10,768,888

Healthcare Providers & Services – 0.4%
Centene Corp.(a)
1,900,000	4.250		12/15/27	1,987,571
Children’s Hospital of Orange County
934,000	0.650		11/01/23	920,564
HCA, Inc.
3,384,000	5.875		05/01/23	3,578,580
1,330,000	5.375		02/01/25	1,456,350
SSM Health Care Corp.(a)
2,335,000	3.688		06/01/23	2,403,077
Tenet Healthcare Corp.
500,000	6.750		06/15/23	534,375

				10,880,517

Household Products(a) – 0.0%
Spectrum Brands, Inc.
114,000	5.750		07/15/25	116,423

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Housewares(a) – 0.1%
Newell Brands, Inc.
$2,770,000	4.875%		06/01/25	$ 3,008,913

Insurance – 0.4%
American International Group, Inc.
1,875,000	4.125		02/15/24	1,991,100
2,000,000	2.500	(a)	06/30/25	2,064,080
Athene Global Funding(b)
1,875,000	0.950		01/08/24	1,863,750
1,725,000	1.450		01/08/26	1,702,523
Equitable Financial Life Global Funding(b)
1,550,000	1.400		07/07/25	1,534,438
Great-West Lifeco US Finance 2020 LP(a)(b)
2,000,000	0.904		08/12/25	1,942,740
Reliance Standard Life Global Funding II(b)
1,025,000	2.150		01/21/23	1,040,016

				12,138,647

Internet – 1.2%
eBay, Inc.(a)
4,825,000	1.400		05/10/26	4,752,673
Expedia Group, Inc.(a)
14,850,000	3.600		12/15/23	15,438,060
1,675,000	4.500		08/15/24	1,788,582
1,790,000	5.000		02/15/26	1,996,584
Netflix, Inc.
3,265,000	5.875		02/15/25	3,664,146
Uber Technologies, Inc.(a)(b)
4,340,000	7.500		05/15/25	4,573,275

				32,213,320

Iron/Steel(a) – 0.0%
Steel Dynamics, Inc.
345,000	2.400		06/15/25	353,932

Lodging(a) – 0.1%
Marriott International, Inc.
1,650,000	3.600		04/15/24	1,727,996

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery - Construction & Mining(a)(b) – 0.0%
The Manitowoc Co., Inc.
$125,000	9.000%		04/01/26	$ 132,188

Machinery-Diversified(a) – 0.4%
Husky III Holding Ltd.(b)(d) (PIK 13.750%, Cash 13.000%)
1,104,000	13.000		02/15/25	1,167,480
Mueller Water Products, Inc.(b)
2,985,000	4.000		06/15/29	3,022,312
Otis Worldwide Corp.
4,000,000	2.056		04/05/25	4,076,440
(3M USD LIBOR + 0.450%)
3,000,000	0.583	(c)	04/05/23	3,000,030

				11,266,262

Media – 2.0%
AMC Networks, Inc.(a)
4,486,000	4.750		08/01/25	4,575,720
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
4,575,000	4.000		03/01/23	4,575,000
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
1,650,000	4.464		07/23/22	1,675,311
2,900,000	4.500		02/01/24	3,082,874
8,925,000	4.908		07/23/25	9,830,352
(3M USD LIBOR + 1.650%)
1,275,000	1.782	(c)	02/01/24	1,301,507
CSC Holdings LLC
4,120,000	5.250		06/01/24	4,295,100
DISH DBS Corp.
410,000	5.875		07/15/22	417,175
5,065,000	5.875		11/15/24	5,197,957
Scripps Escrow, Inc.(a)(b)
120,000	5.875		07/15/27	125,550
The Walt Disney Co.
8,900,000	3.000		09/15/22	9,052,190
Time Warner Entertainment Co. LP
9,179,000	8.375		03/15/23	9,972,249

				54,100,985

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining – 0.2%
Glencore Funding LLC(a)(b)
$625,000	3.000%		10/27/22	$ 635,044
4,200,000	1.625		09/01/25	4,162,746
Vedanta Resources Finance II PLC(a)(b)
340,000	8.950		03/11/25	332,350
Vedanta Resources Ltd.
220,000	7.125		05/31/23	212,410
200,000	6.125	(a)	08/09/24	174,350

				5,516,900

Miscellaneous Manufacturing – 0.4%
General Electric Co.
7,900,000	2.700		10/09/22	8,019,843
Hillenbrand, Inc.(a)
890,000	5.750		06/15/25	933,388
Parker-Hannifin Corp.(a)
625,000	2.700		06/14/24	645,875

				9,599,106

Multi-National(a)(b) – 0.1%
The African Export-Import Bank
1,050,000	2.634		05/17/26	1,053,129
1,130,000	3.798		05/17/31	1,153,323

				2,206,452

Office(a)(b) – 0.2%
Xerox Holdings Corp.
4,495,000	5.000		08/15/25	4,730,988

Oil Field Services – 1.0%
Canadian Natural Resources Ltd.(a)
1,400,000	2.950		01/15/23	1,425,928
1,875,000	2.050		07/15/25	1,894,931
Continental Resources, Inc.(a)
6,800,000	3.800		06/01/24	7,080,500
Devon Energy Corp.(a)
120,000	5.250		09/15/24	129,831
EQT Corp.(a)
2,625,000	6.625		02/01/25	2,953,125
Exxon Mobil Corp.(a)
1,850,000	2.992		03/19/25	1,945,960
Petroleos Mexicanos(a)(b)
210,000	6.875		10/16/25	229,425

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Phillips 66(a)
$3,200,000	0.900%		02/15/24	$ 3,179,232
Suncor Energy, Inc.
3,375,000	2.800		05/15/23	3,454,414
TechnipFMC PLC(a)(b)
2,570,000	6.500		02/01/26	2,740,263
Transocean Sentry Ltd.(a)(b)
1,583,002	5.375		05/15/23	1,523,639
USA Compression Partners LP/USA Compression Finance Corp.(a)
120,000	6.875		04/01/26	124,800

				26,682,048

Packaging – 0.6%
Ball Corp.
5,413,000	4.000		11/15/23	5,649,819
Berry Global, Inc.(a)
5,500,000	0.950		02/15/24	5,444,120
3,200,000	1.570		01/15/26	3,132,000
Silgan Holdings, Inc.(a)(b)
1,925,000	1.400		04/01/26	1,874,661

				16,100,600

Pharmaceuticals – 2.1%
AbbVie, Inc.
2,963,000	2.900		11/06/22	3,017,164
4,209,000	3.200	(a)	11/06/22	4,279,711
7,800,000	3.850	(a)	06/15/24	8,246,706
16,250,000	2.600	(a)	11/21/24	16,854,012
Bausch Health Americas, Inc.(a)(b)
110,000	9.250		04/01/26	116,050
Bausch Health Cos., Inc.(a)(b)
599,000	6.125		04/15/25	609,483
Bayer US Finance II LLC(a)(b)(c) (3M USD LIBOR + 1.010%)
4,150,000	1.213		12/15/23	4,174,526
Becton Dickinson & Co.(a)
544,000	3.363		06/06/24	569,584
5,800,000	3.734		12/15/24	6,168,996
Elanco Animal Health, Inc.(a)
500,000	5.272		08/28/23	529,626
Herbalife Nutrition Ltd./HLF Financing, Inc.(a)(b)
7,435,000	7.875		09/01/25	7,918,275

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
McKesson Corp.(a)
$675,000	2.700%	12/15/22	$ 684,464
PRA Health Sciences, Inc.(a)(b)
3,144,000	2.875	07/15/26	3,147,930

			56,316,527

Pipelines(a) – 2.0%
Cheniere Energy Partners LP
2,835,000	4.500	10/01/29	3,026,362
DCP Midstream Operating LP
2,690,000	5.625	07/15/27	3,053,150
Energy Transfer LP
10,075,000	3.600	02/01/23	10,282,746
Energy Transfer LP/Regency Energy Finance Corp.
150,000	4.500	11/01/23	157,358
EQM Midstream Partners LP
1,265,000	4.750	07/15/23	1,315,600
Kinder Morgan, Inc.(b)
4,550,000	5.625	11/15/23	4,863,586
MPLX LP
2,050,000	3.500	12/01/22	2,093,542
2,530,000	4.500	07/15/23	2,635,602
1,225,000	4.875	12/01/24	1,331,257
8,300,000	1.750	03/01/26	8,242,896
NGPL PipeCo LLC(b)
410,000	4.875	08/15/27	456,203
NuStar Logistics LP
6,820,000	5.750	10/01/25	7,297,400
Plains All American Pipeline LP/PAA Finance Corp.
4,125,000	2.850	01/31/23	4,184,441
Sabine Pass Liquefaction LLC
225,000	5.625	04/15/23	235,510
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
2,720,000	6.875	01/15/29	3,032,800
The Williams Cos., Inc.
2,025,000	3.600	03/15/22	2,026,964

			54,235,417

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(a) – 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp.(b)
$6,435,000	7.625%	06/15/25	$ 6,829,144
Sunac China Holdings Ltd.
200,000	6.500	01/10/25	125,938
Zhenro Properties Group Ltd.
200,000	6.700	08/04/26	127,937

			7,083,019

Real Estate Investment Trust(a) – 1.3%
American Tower Corp.
1,325,000	3.375	05/15/24	1,384,837
1,150,000	2.400	03/15/25	1,181,303
1,400,000	1.300	09/15/25	1,379,434
Crown Castle International Corp.
1,750,000	1.350	07/15/25	1,730,505
8,300,000	4.450	02/15/26	9,088,832
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4,830,000	5.625	05/01/24	5,162,062
National Retail Properties, Inc.
435,000	3.900	06/15/24	459,747
Realty Income Corp.
4,265,000	4.600	02/06/24	4,535,017
SL Green Operating Partnership LP
2,575,000	3.250	10/15/22	2,614,295
Ventas Realty LP
1,375,000	3.500	04/15/24	1,440,230
VICI Properties LP/VICI Note Co., Inc.(b)
4,590,000	3.500	02/15/25	4,670,325
WP Carey, Inc.
285,000	4.600	04/01/24	302,966
230,000	4.000	02/01/25	245,194

			34,194,747

Retailing(a) – 0.5%
Lowe’s Cos, Inc.
7,825,000	4.000	04/15/25	8,480,735
Nordstrom, Inc.
3,000,000	2.300	04/08/24	3,000,000
Yum! Brands, Inc.(b)
1,875,000	7.750	04/01/25	1,973,437

			13,454,172

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Savings & Loans(a)(b)(c) – 0.2%
Nationwide Building Society
(3M USD LIBOR + 1.064%)
$3,206,000	3.766%	03/08/24	$ 3,302,597
(3M USD LIBOR + 1.181%)
2,075,000	3.622	04/26/23	2,092,139

			5,394,736

Semiconductors – 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
9,580,000	3.625	01/15/24	10,025,566
Broadcom, Inc.(a)
5,250,000	3.625	10/15/24	5,553,975
6,625,000	4.700	04/15/25	7,245,166
Microchip Technology, Inc.
1,800,000	2.670	09/01/23	1,839,654
NXP B.V./NXP Funding LLC(b)
2,440,000	4.625	06/01/23	2,554,973
NXP BV / NXP Funding LLC / NXP USA Inc.(a)(b)
250,000	2.700	05/01/25	258,280
Skyworks Solutions, Inc.(a)
2,425,000	1.800	06/01/26	2,402,011

			29,879,625

Software(a) – 0.7%
Fair Isaac Corp.(b)
2,705,000	5.250	05/15/26	2,965,356
Fidelity National Information Services, Inc.
4,025,000	1.150	03/01/26	3,927,152
Infor, Inc.(b)
1,025,000	1.450	07/15/23	1,027,378
1,075,000	1.750	07/15/25	1,069,872
Oracle Corp.
2,825,000	2.500	04/01/25	2,893,648
PTC, Inc.(b)
2,085,000	3.625	02/15/25	2,111,063
Roper Technologies, Inc.
975,000	2.350	09/15/24	1,001,325
VMware, Inc.
2,575,000	1.000	08/15/24	2,552,031

			17,547,825

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – 2.8%
AT&T, Inc.(a)
$1,850,000	4.450%	04/01/24	$ 1,975,578
11,320,000	3.950	01/15/25	12,109,910
5,150,000	3.400	05/15/25	5,449,266
CommScope Technologies LLC(a)(b)
112,000	6.000	06/15/25	112,000
Level 3 Financing, Inc.(a)
1,925,000	5.375	05/01/25	1,961,094
Lumen Technologies, Inc(a)
1,005,000	7.500	04/01/24	1,100,475
SoftBank Group Corp.(a)
200,000	5.125	09/19/27	201,000
Sprint Communications, Inc.
770,000	6.000	11/15/22	798,875
Sprint Corp.
2,840,000	7.875	09/15/23	3,124,000
T-Mobile USA, Inc.(a)
9,750,000	4.000	04/15/22	9,823,125
21,574,000	3.500	04/15/25	22,862,615
5,450,000	1.500	02/15/26	5,392,884
2,614,000	2.250	02/15/26	2,617,636
Telecom Italia SpA(b)
5,615,000	5.303	05/30/24	5,860,656
Verizon Communications, Inc.(a)
2,650,000	0.850	11/20/25	2,586,082

			75,975,196

Toys/Games/Hobbies(a)(b) – 0.1%
Mattel, Inc.
2,815,000	5.875	12/15/27	3,022,606

Transportation(a) – 0.1%
United Parcel Service, Inc.
1,925,000	3.900	04/01/25	2,079,558

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Trucking & Leasing(a)(b) – 0.2%
Penske Truck Leasing Co LP/PTL Finance Corp.
$4,950,000	1.200%	11/15/25	$ 4,828,082
SMBC Aviation Capital Finance DAC
1,200,000	3.550	04/15/24	1,253,352

			6,081,434

TOTAL CORPORATE OBLIGATIONS (Cost $1,256,049,485)			$1,255,251,397

Mortgage-Backed Obligations – 12.3%
Collateralized Mortgage Obligations – 2.7%
Interest Only(e) – 0.5%
FHLMC REMIC Series 3852, Class SW(c) (-1x 1M USD LIBOR + 6.000%)
$317,508	5.890%	05/15/41	$ 47,291
FHLMC REMIC Series 4314, Class SE(c) (-1x 1M USD LIBOR + 6.050%)
292,900	5.940	03/15/44	42,352
FHLMC REMIC Series 4468, Class SY(c) (-1x 1M USD LIBOR + 6.100%)
486,335	5.990	05/15/45	86,298
FHLMC REMIC Series 4583, Class ST(c) (-1x 1M USD LIBOR + 6.000%)
329,552	5.890	05/15/46	54,630
FHLMC REMIC Series 4905, Class SA(c) (-1x 1M USD LIBOR + 6.100%)
679,192	5.998	08/25/49	115,993
FHLMC REMIC Series 4929, Class SC(c) (-1X 1M USD LIBOR + 6.050%)
613,691	5.948	10/25/48	92,536
FHLMC REMIC Series 4980, Class KI
6,302,224	4.500	06/25/50	935,788
FHLMC REMIC Series 4991, Class IE
3,062,897	5.000	07/25/50	428,416
FHLMC REMIC Series 4998, Class GI
4,223,104	4.000	08/25/50	657,432
FHLMC REMIC Series 5009, Class DI
2,208,749	2.000	09/25/50	218,651
FHLMC REMIC Series 5012, Class DI
835,026	4.000	09/25/50	128,439
FHLMC REMIC Series 5020, Class IH
2,010,011	3.000	08/25/50	244,026
FNMA REMIC Series 2010-135, Class AS(c) (-1x 1M USD LIBOR + 5.950%)
84,163	5.848	12/25/40	12,643

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(e) – (continued)
FNMA REMIC Series 2016-1, Class SJ(c) (-1x 1M USD LIBOR + 6.150%)
$439,094	6.048%	02/25/46	$ 72,914
FNMA REMIC Series 2017-31, Class SG(c) (-1x 1M USD LIBOR + 6.100%)
557,688	5.998	05/25/47	100,235
FNMA REMIC Series 2017-86, Class SB(c) (-1x 1M USD LIBOR + 6.150%)
379,866	6.048	11/25/47	64,192
FNMA REMIC Series 2018-17, Class CS(c) (-1x 1M USD LIBOR + 3.450%)
2,313,815	2.500	03/25/48	132,025
FNMA REMIC Series 2020-49, Class IO
479,216	4.000	07/25/50	72,114
FNMA REMIC Series 2020-49, Class KS(c) (-1x 1M USD LIBOR + 6.100%)
3,493,249	5.998	07/25/50	633,499
FNMA REMIC Series 2020-60, Class KI
2,372,981	2.000	09/25/50	243,527
FNMA REMIC Series 2020-60, Class NI
775,492	4.000	09/25/50	119,022
FNMA REMIC Series 2020-62, Class GI
3,612,452	4.000	06/25/48	594,958
GNMA REMIC Series 2020-61, Class SW(c) (-1X 1M USD LIBOR + 6.050%)
2,882,804	5.946	08/20/49	376,454
GNMA REMIC Series 2013-124, Class CS(c) (-1x 1M USD LIBOR + 6.050%)
306,360	5.946	08/20/43	58,133
GNMA REMIC Series 2013-152, Class TS(c) (-1x 1M USD LIBOR + 6.100%)
116,433	5.996	06/20/43	20,207
GNMA REMIC Series 2014-117, Class SJ(c) (-1x 1M USD LIBOR + 5.600%)
861,426	5.496	08/20/44	138,205
GNMA REMIC Series 2014-132, Class SL(c) (-1x 1M USD LIBOR + 6.100%)
254,999	5.996	10/20/43	25,228
GNMA REMIC Series 2014-162, Class SA(c) (-1x 1M USD LIBOR + 5.600%)
115,208	5.496	11/20/44	16,827
GNMA REMIC Series 2015-111, Class IM
372,758	4.000	08/20/45	44,113

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(e) – (continued)
GNMA REMIC Series 2015-123, Class SP(c) (-1x 1M USD LIBOR + 6.250%)
$204,142	6.146%	09/20/45	$ 35,890
GNMA REMIC Series 2016-109, Class IH
983,831	4.000	10/20/45	110,614
GNMA REMIC Series 2016-27, Class IA
134,446	4.000	06/20/45	12,451
GNMA REMIC Series 2017-112, Class SJ(c) (-1x 1M USD LIBOR + 5.660%)
202,412	5.556	07/20/47	27,684
GNMA REMIC Series 2018-122, Class HS(c) (-1x 1M USD LIBOR + 6.200%)
471,427	6.096	09/20/48	75,414
GNMA REMIC Series 2018-122, Class SE(c) (-1x 1M USD LIBOR + 6.200%)
438,202	6.096	09/20/48	61,747
GNMA REMIC Series 2018-139, Class SQ(c) (-1x 1M USD LIBOR + 6.150%)
453,793	6.046	10/20/48	57,999
GNMA REMIC Series 2018-147, Class SA(c) (-1x 1M USD LIBOR + 6.200%)
2,334,703	6.096	10/20/48	345,330
GNMA REMIC Series 2019-1, Class SN(c) (-1x 1M USD LIBOR + 6.050%)
466,871	5.946	01/20/49	60,052
GNMA REMIC Series 2019-110, Class PS(c) (-1X 1M USD LIBOR + 6.050%)
4,343,191	5.946	09/20/49	715,075
GNMA REMIC Series 2019-110, Class SD(c) (-1x 1M USD LIBOR + 6.100%)
490,187	5.996	09/20/49	65,455
GNMA REMIC Series 2019-110, Class SE(c) (-1x 1M USD LIBOR + 6.100%)
477,909	5.996	09/20/49	61,071
GNMA REMIC Series 2019-151, Class NI
1,844,960	3.500	10/20/49	174,449
GNMA REMIC Series 2019-153, Class EI
15,221,865	4.000	12/20/49	2,080,483
GNMA REMIC Series 2019-20, Class SF(c) (-1x 1M USD LIBOR + 3.790%)
966,946	3.686	02/20/49	67,087
GNMA REMIC Series 2019-69, Class S(c) (-1x 1M USD LIBOR + 3.270%)
1,226,949	3.166	06/20/49	69,534

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(e) – (continued)
GNMA REMIC Series 2019-78, Class SE(c) (-1x 1M USD LIBOR + 6.100%)
$217,511	5.996%	06/20/49	$ 27,434
GNMA REMIC Series 2019-97, Class SC(c) (-1x 1M USD LIBOR + 6.100%)
357,660	5.996	08/20/49	48,939
GNMA REMIC Series 2020-146, Class IM
500,929	2.500	10/20/50	54,865
GNMA REMIC Series 2020-146, Class KI
4,773,709	2.500	10/20/50	433,037
GNMA REMIC Series 2020-151, Class MI
8,286,692	2.500	10/20/50	931,601
GNMA REMIC Series 2020-173, Class AI
1,220,151	2.500	11/20/50	62,871
GNMA REMIC Series 2020-21, Class SA(c) (-1x 1M USD LIBOR + 6.050%)
1,727,565	5.946	02/20/50	268,843
GNMA REMIC Series 2020-55, Class AS(c) (-1x 1M USD LIBOR + 6.050%)
10,645,823	5.946	04/20/50	1,686,636
GNMA REMIC Series 2020-61, Class GI
3,142,118	5.000	05/20/50	348,013
GNMA REMIC Series 2020-78, Class DI
2,060,348	4.000	06/20/50	241,957
GNMA REMIC Series 2020-79, Class AI
231,235	4.000	06/20/50	28,034
GNMA Series 2019-111, Class AS(c) (-1X 1M USD LIBOR + 6.150%)
2,293,580	6.046	01/20/49	299,441
GNMA Series 2020-55, Class PI
937,824	3.500	04/20/50	113,378

			14,341,532

Regular Floater(c) – 0.0%
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
10,424	0.452	04/25/37	10,482

Sequential Fixed Rate – 0.3%
FHLMC REMIC Series 4619, Class NA
956,331	3.000	03/15/44	1,001,183
FHLMC REMIC Series 4630, Class MC
667,601	4.000	08/15/54	698,538
FHLMC REMIC Series 4649, Class ML
4,620,949	4.000	11/15/54	4,834,123

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2012-111, Class B
$13,686	7.000%	10/25/42	$ 15,623
FNMA REMIC Series 2012-153, Class B
46,242	7.000	07/25/42	54,714

			6,604,181

Sequential Floating Rate(b)(c) – 1.9%
Bellemeade Re Ltd. Series 2021-2A, Class M1B (SOFR30A + 1.500%)
1,400,000	1.550	06/25/31	1,400,017
Connecticut Avenue Securities Trust Series 2021-R03, Class 1B1 (SOFR30A + 2.750%)
1,556,000	2.800	12/25/41	1,557,464
Connecticut Avenue Securities Trust Series 2021-R01, Class 1B1 (SOFR30A + 3.100%)
4,622,000	3.150	10/25/41	4,638,110
CSMC Series 2021-NQM8, Class A1
960,000	1.841	10/25/66	959,207
Fannie Mae Connecticut Avenue Securities Series 2021-R02, Class 2B1 (SOFR30A + 3.300%)
4,100,000	3.350	11/25/41	4,121,657
FHLMC STACR Debt Notes Series 2020-HQA5, Class B1 (SOFR30A + 4.000%)
2,728,000	4.050	11/25/50	2,848,776
FHLMC STACR Debt Notes Series 2020-HQA5, Class M2 (SOFR30A + 2.600%)
3,884,337	2.650	11/25/50	3,921,902
FHLMC STACR REMIC Trust Series 2020-DNA2, Class B1 (1M USD LIBOR + 2.500%)
1,130,000	2.603	02/25/50	1,132,246
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M2 (1M USD LIBOR + 1.850%)
1,400,776	1.953	02/25/50	1,405,419
FHLMC STACR REMIC Trust Series 2020-DNA3, Class B1 (1M USD LIBOR + 5.100%)
605,000	5.203	06/25/50	626,068
FHLMC STACR REMIC Trust Series 2020-DNA4, Class M2 (1M USD LIBOR + 3.750%)
539,663	3.853	08/25/50	542,803
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1 (SOFR30A + 4.800%)
4,308,000	4.850	10/25/50	4,558,143
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2 (SOFR30A + 2.800%)
1,347,501	2.850	10/25/50	1,358,023

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
FHLMC STACR REMIC Trust Series 2020-DNA6, Class B1 (SOFR30A + 3.000%)
$2,415,000	3.050%	12/25/50	$ 2,442,848
FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2 (1M USD LIBOR + 3.150%)
659,857	3.253	09/25/50	662,218
FHLMC STACR REMIC Trust Series 2021-DNA1, Class M2 (SOFR30A + 1.800%)
270,000	1.850	01/25/51	270,640
FHLMC STACR REMIC Trust Series 2021-DNA6, Class B1 (SOFR30A + 3.400%)
3,716,000	3.450	10/25/41	3,738,680
FHLMC STACR REMIC Trust Series 2021-HQA1, Class B1 (SOFR30A + 3.000%)
3,530,000	3.050	08/25/33	3,537,641
FHLMC STACR REMIC Trust Series 2021-HQA2, Class M2 (SOFR30A + 2.050%)
2,510,000	2.100	12/25/33	2,516,411
FHLMC Structured Agency Credit Risk Debt Notes Series 2021-DNA7, Class B1 (SOFR30A + 3.650%)
1,888,000	3.700	11/25/41	1,917,778
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1
5,450,000	2.520	05/25/52	5,453,187
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
123,743	3.750	05/28/52	130,023
Verus Securitization Trust Series 2021-8, Class A1
690,000	1.824	11/25/66	689,587

			50,428,848

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 71,385,043

Commercial Mortgage-Backed Securities – 0.7%
Sequential Fixed Rate(b) – 0.4%
BANK Series 2017-BNK9, Class D
700,000	2.800	11/15/54	612,879
BANK Series 2018-BN15, Class D
1,170,000	3.000	11/15/61	963,635
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E
1,200,000	2.500	11/15/52	928,030
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,500,000	3.000	09/15/50	1,293,583
JPMBD Commercial Mortgage Trust Series 2017-C7, Class D
980,000	3.000	10/15/50	911,817

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate(b) – (continued)
Morgan Stanley Capital I Trust Series 2018-L1, Class D
$2,200,000	3.000%	10/15/51	$ 1,874,833
Wells Fargo Commercial Mortgage Trust Series 2017-C38, Class D
1,000,000	3.000	07/15/50	880,700
Wells Fargo Commercial Mortgage Trust Series 2017-RB1, Class D
1,748,000	3.401	03/15/50	1,596,532
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
900,000	3.250	01/15/60	790,287

			9,852,296

Sequential Floating Rate – 0.3%
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class C(c)
1,200,000	4.750	02/10/49	1,222,638
Citigroup Commercial Mortgage Trust Series 2015-P1, Class C(c)
1,949,000	4.369	09/15/48	2,031,678
DBJPM 17-C6 Mortgage Trust Series 2017-C6, Class D(b)(c)
1,000,000	3.218	06/10/50	921,771
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class D(b)(c)
1,545,000	3.071	12/15/49	1,370,368
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class D(b)(c)
550,000	4.144	07/15/50	543,494
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D(b)
500,000	3.060	10/15/48	472,821
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class D(b)(c)
2,319,000	3.041	12/15/59	2,098,859

			8,661,629

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 18,513,925

Federal Agencies – 8.9%
GNMA – 3.2%
11,000,000	3.000	TBA-30yr(f)	11,367,005
1,866,385	4.500	08/20/47	2,006,663
321,276	5.000	03/20/48	345,903
211,453	5.000	08/20/48	226,187
524,775	4.500	09/20/48	557,699
698,246	5.000	11/20/48	746,629
1,471,947	4.500	12/20/48	1,562,684
3,204,152	5.000	12/20/48	3,425,673
2,652,104	4.500	01/20/49	2,815,176
4,173,604	5.000	01/20/49	4,462,149
1,559,145	4.500	03/20/49	1,654,161

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$433,765	5.000%	03/20/49	$ 463,584
39,510	5.000	04/20/49	42,210
1,721,812	3.000	08/20/49	1,787,961
61,639	5.000	08/20/49	65,790
832,493	4.500	10/20/49	882,641
1,590,798	5.000	12/20/49	1,708,923
91,942	5.000	02/20/50	98,990
491,189	3.000	06/20/51	508,874
1,990,778	3.000	11/20/51	2,067,241
5,000,000	3.000	12/20/51	5,194,449
20,000,000	2.000	TBA-30yr(f)	20,192,706
1,000,000	2.500	TBA-30yr(f)	1,025,035
24,000,000	3.000	TBA-30yr(f)	24,844,802

			88,053,135

UMBS – 1.1%
5,536	5.000	12/01/22	5,605
7,305	5.000	05/01/23	7,921
9,608	5.000	03/01/25	10,447
7,465	5.000	11/01/26	8,179
7,312	5.000	07/01/27	8,016
129,705	4.500	07/01/47	139,824
663,064	5.000	01/01/48	724,342
750,900	4.500	02/01/48	804,524
334,880	5.000	04/01/48	364,147
4,953,772	4.500	05/01/48	5,329,048
1,803,066	4.500	06/01/48	1,935,151
1,125,645	4.500	07/01/48	1,210,431
308,462	4.500	08/01/48	331,444
1,761,298	4.500	09/01/48	1,892,407
102,831	4.500	12/01/48	110,138
343,018	4.500	01/01/49	366,993
611,660	4.500	01/01/49	658,092
384,428	4.500	02/01/49	411,389
10,359,090	4.500	03/01/49	11,078,459
3,148,058	4.500	04/01/49	3,373,084
294,254	4.500	04/01/49	314,934
61,472	4.500	09/01/49	65,783
124,744	4.500	09/01/49	134,227
501,915	4.500	02/01/50	537,743
76,797	4.500	03/01/50	82,635

			29,904,963

UMBS, 30 Year, Single Family(f) – 4.6%
3,000,000	2.000	TBA-30yr	2,992,781
24,000,000	2.500	TBA-30yr	24,506,261
23,000,000	3.000	TBA-30yr	23,836,446
37,000,000	3.500	TBA-30yr	38,965,632
25,000,000	4.500	TBA-30yr	26,796,875
6,000,000	5.000	TBA-30yr	6,532,507

			123,630,502

TOTAL FEDERAL AGENCIES			$ 241,588,600

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $330,218,608)			$ 331,487,568

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 10.5%
Automotive – 1.7%
Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A
$3,750,000	2.440%	09/15/26	$ 3,864,691
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A(b)
2,785,000	2.900	04/15/26	2,889,274
Tesla Auto Lease Trust Series 2021-A, Class A3(b)
2,200,000	0.560	03/20/25	2,183,526
Tesla Auto Lease Trust Series 2021-A, Class A4(b)
5,400,000	0.660	03/20/25	5,357,342
Tesla Auto Lease Trust Series 2021-B, Class A3(b)
10,200,000	0.600	09/22/25	10,074,005
Toyota Auto Receivables Owner Trust Series 2021-D, Class A3
9,600,000	0.710	04/15/26	9,517,682
Toyota Lease Owner Trust Series 2021-A, Class A3(b)
7,175,000	0.390	04/22/24	7,138,268
Toyota Lease Owner Trust Series 2021-A, Class A4(b)
1,400,000	0.500	08/20/25	1,387,855
Toyota Lease Owner Trust Series 2021-B, Class A3(b)
2,250,000	0.420	10/21/24	2,229,821

			44,642,464

Collateralized Loan Obligations(b)(c) – 8.5%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR (3M USD LIBOR + 1.200%)
7,600,000	1.332	07/20/34	7,607,038
Apex Credit CLO II LLC Series 2020-1A, Class A1N(3M USD LIBOR + 1.570%)
5,000,000	1.702	10/20/31	5,000,680
Atlas Senior Loan Fund XVII Ltd. Series 2021-17A, Class A (3M USD LIBOR + 1.200%)
8,200,000	1.320	10/20/34	8,199,902
Balboa Bay Loan Funding Ltd. Series 2021-2A, Class A1 (3M USD LIBOR + 1.170%)
12,500,000	1.382	01/20/35	12,507,625
Barings CLO Ltd. IV Series 2020-4A, Class D1 (3M USD LIBOR + 3.700%)
2,250,000	3.832	01/20/32	2,250,855
BSPRT Issuer Ltd. Series 2018 FL4, Class A (1M USD LIBOR + 1.050%)
794,470	1.160	09/15/35	794,474
Cathedral Lake VII Ltd. Series 2021-7RA, Class C(3M USD LIBOR + 2.570%)
1,825,000	2.694	01/15/32	1,800,169

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
Cathedral Lake VII Ltd. Series 2021-7RA, Class D (3M USD LIBOR + 4.280%)
$3,500,000	4.404%	01/15/32	$ 3,500,028
Crown City CLO I Series 2020-1A, Class A1AR (3M USD LIBOR + 1.190%)
2,500,000	1.322	07/20/34	2,498,598
Crown City CLO II Series 2020-2A, Class C (3M USD LIBOR + 3.820%)
2,000,000	3.952	01/20/32	1,989,448
Gulf Stream Meridian 3, Ltd. Series 2021-IIIA, Class A2 (3M USD LIBOR + 1.750%)
3,000,000	1.874	04/15/34	2,995,905
HalseyPoint CLO 2 Ltd. Series 2020-2A, Class A1 (3M USD LIBOR + 1.860%)
5,250,000	1.992	07/20/31	5,251,701
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A (3M USD LIBOR + 1.450%)
17,500,000	1.579	11/30/32	17,535,980
HalseyPoint CLO I Ltd. Series 2019-1A, Class A1A1 (3M USD LIBOR + 1.350%)
3,500,000	1.482	01/20/33	3,500,847
Hayfin US XIV, Ltd. Series 2021-14A, Class A1 (3M USD LIBOR + 1.230%)
16,800,000	1.379	07/20/34	16,815,523
ICG Rhinebeck CLO Ltd. Series 2021-4A, Class A1 (3M USD LIBOR + 1.210%)
8,000,000	1.340	10/26/34	8,008,904
ICG US CLO 2016-1 Ltd. Series 2016-1A, Class CRR (3M USD LIBOR + 3.650%)
2,000,000	3.779	04/29/34	1,985,042
Jamestown CLO XVI Ltd. Series 2021-16A, Class A (3M USD LIBOR + 1.200%)
3,000,000	1.325	07/25/34	3,001,386
LCM 26, Ltd. Series 2026-A, Class A1(3M USD LIBOR + 1.070%)
8,400,000	1.202	01/20/31	8,400,874
LCM XX LP Series 2020-A, Class AR (3M USD LIBOR + 1.040%)
3,098,832	1.172	10/20/27	3,099,204
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
16,113,895	0.874	04/15/29	16,114,281
Marathon CLO XIII Ltd. Series 2019-1A, Class AANR (3M USD LIBOR + 1.320%)
12,000,000	1.444	04/15/32	11,977,176
Marble Point CLO XIX Ltd. Series 2020-3A, Class D (3M USD LIBOR + 3.900%)
2,200,000	4.024	01/19/34	2,210,032

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
Marble Point CLO XVII Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.300%)
$6,000,000	1.432%	04/20/33	$ 6,001,446
MidOcean Credit CLO VI Series 2016-6A, Class D1R (3M USD LIBOR + 3.520%)
3,800,000	3.652	04/20/33	3,732,048
MJX Venture Management II LLC Series 2017-28RR, Class A1 (3M USD LIBOR + 1.280%)
4,171,053	1.410	07/22/30	4,145,676
Newark BSL CLO 1 Ltd. Series 2016-1A, Class A1R (3M USD LIBOR + 1.100%)
3,000,000	1.235	12/21/29	3,000,465
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR (3M USD LIBOR + 1.100%)
10,600,000	1.230	05/20/32	10,595,993
Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CRR (3M USD LIBOR + 3.900%)
3,700,000	4.024	07/15/29	3,653,839
OZLM Ltd.Series 2015-14A, Class CRR (3M USD LIBOR + 3.390%)
5,400,000	3.514	07/15/34	5,262,959
Parallel Ltd. Series 2015-1A, Class AR(3M USD LIBOR + 0.850%)
59,685	0.982	07/20/27	59,685
Park Avenue Institutional Advisers CLO Ltd. 2021-1 Series 2021-1A, Class A1A (3M USD LIBOR + 1.390%)
11,000,000	1.522	01/20/34	11,025,575
Park Avenue Institutional Advisers CLO Ltd. 2021-1 Series 2021-1A, Class C(3M USD LIBOR + 3.800%)
3,000,000	3.932	01/20/34	3,010,272
PPM CLO 4 Ltd. Series 2020-4A, Class AR (3M USD LIBOR + 1.190%)
7,000,000	1.350	10/18/34	6,995,891
Recette CLO Ltd. Series 2015-1A, Class ARR(3M USD LIBOR + 1.080%)
4,550,000	1.212	04/20/34	4,527,386
Steele Creek CLO Ltd. Series 2019-1A, Class D (3M USD LIBOR + 4.100%)
5,150,000	4.224	04/15/32	5,071,905
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3M USD LIBOR + 3.720%)
3,950,000	3.842	04/18/36	3,950,024
Tralee CLO VII Ltd. Series 2021-7A, Class D (3M USD LIBOR + 3.180%)
4,950,000	3.304	04/25/34	4,785,249
Venture 36 CLO Ltd. Series 2019-36A, Class D (3M USD LIBOR + 4.150%)
2,500,000	4.282	04/20/32	2,504,268

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
Zais CLO 13 Ltd. Series 2019-13A, Class A1A (3M USD LIBOR + 1.490%)
$3,000,000	1.614%	07/15/32	$ 3,001,452
Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
2,625,000	1.486	07/28/32	2,621,994

			230,991,799

Student Loan(c) – 0.3%
Educational Services of America, Inc. Series 2012-1, Class A1(b) (1M USD LIBOR + 1.150%)
13,256	1.253	09/25/40	13,280
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
354,116	0.803	02/25/39	352,362
Educational Services of America, Inc. Series 2015-2, Class A(b) (1M USD LIBOR + 1.000%)
236,280	1.103	12/25/56	237,714
Higher Education Funding I Series 2014-1, Class A(b) (3M USD LIBOR + 1.050%)
2,794,578	1.230	05/25/34	2,798,263
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
1,159,790	1.024	07/25/45	1,163,355
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2 (1M USD LIBOR + 1.000%)
587,350	1.104	05/20/30	587,350
Northstar Education Finance, Inc. Series 2012-1, Class A(b) (1M USD LIBOR + 0.700%)
36,441	0.803	12/26/31	36,586
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(b) (1M USD LIBOR + 0.550%)
26,897	0.653	05/25/57	26,513
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
963,123	1.253	09/25/65	979,528
SLC Student Loan Center Series 2011-1, Class A(b) (1M USD LIBOR + 1.220%)
320,779	1.323	10/25/27	320,779
SLC Student Loan Trust Series 2005-3, Class A3 (3M USD LIBOR + 0.120%)
362,277	0.323	06/15/29	361,414
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
524,635	0.264	10/25/28	522,601

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
	$223,559	1.774%		07/25/22	$ 226,006

					7,625,751

TOTAL ASSET-BACKED SECURITIES (Cost $283,255,087)					$ 283,260,014

Foreign Debt Obligations – 6.2%
Sovereign – 6.2%
Abu Dhabi Government International Bond
	$870,000	2.500%		10/11/22	884,029
Japan Treasury Discount Bill(g)
JPY	8,439,000,000	0.000		01/06/22	73,364,204
	7,575,000,000	0.000		01/17/22	65,855,020
Perusahaan Penerbit SBSN Indonesia III
	$3,530,000	2.300	(b)	06/23/25	3,618,250
	4,310,000	2.300		06/23/25	4,417,750
	7,550,000	1.500	(b)	06/09/26	7,519,328
Republic of Colombia(a)
	5,690,000	4.000		02/26/24	5,877,770
Republic of Indonesia
	200,000	5.875		01/15/24	218,788
EUR	250,000	2.150	(b)	07/18/24	297,486
Republic of Qatar(b)
	$1,840,000	3.375		03/14/24	1,925,905
	690,000	3.400		04/16/25	731,529
Republic of Turkey
	200,000	4.250		03/13/25	184,725
Saudi Government International Bond(b)
	800,000	2.900		10/22/25	836,750
Ukraine Government Bond
	2,590,000	8.994		02/01/24	2,576,241

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $170,902,908)					$ 168,307,775

Municipal Debt Obligations – 4.1%
Alabama – 0.1%
Alabama Federal Aid Highway Finance Authority Series 2021(a)
	$1,260,000	0.449%		09/01/23	$ 1,252,219

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Alabama – (continued)
Hoover City Board of Education Taxable (Refunding) 2021
$835,000	0.321%	02/15/23	$ 833,487
1,180,000	0.555	02/15/24	1,172,792

			3,258,498

Arizona – 0.2%
Arizona Board of Regents COPS Bonds Taxable (Refunding) Series 2021(a)
750,000	0.492	06/01/23	746,696
455,000	0.769	06/01/24	450,966
Arizona State Pension Fund COPS Bonds Taxable Series B(a)
2,885,000	0.459	07/01/24	2,838,758
County of Pima AZ Revenue Bonds Taxable Series 2021
865,000	0.520	05/01/24	854,260

			4,890,680

California – 0.2%
City of San Francisco CA Public Utilities Commission Water Revenue Bonds Series 2010(a)
1,435,000	4.900	11/01/22	1,487,398
Huntington Beach Pension Fund Taxable Series 2021(a)
560,000	0.381	06/15/23	556,857
Los Angeles Department of Water & Power Water System Revenue Series 2009(a)
745,000	5.281	07/01/23	794,331
Los Angeles Municipal Improvement Corp. Taxable (Refunding) Series A(a)
855,000	0.319	11/01/22	854,291
Riverside Cnty Ca Infrastructu Rvrfac 11/23 Fixed 0.548
1,600,000	0.548	11/01/23	1,589,838
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2019 C(a)
380,000	3.146	05/01/23	391,893

			5,674,608

Connecticut – 0.1%
Connecticut State GO Bonds Series A
3,000,000	3.130	01/15/24	3,122,388
Town of West Hartford CT GO Bonds Taxable (Refunding) Series B
235,000	0.466	07/01/23	233,956

			3,356,344

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Florida – 0.2%
County of Palm Beach FL Revenue Bonds Taxaable (Refunding) Series B
$5,625,000	0.500%	12/01/24	$ 5,524,753

Iowa – 0.3%
Iowa Hospitals & Clinics Board of Regents Taxable (Refunding) Series 2021
7,520,000	0.200	10/01/22	7,507,308

Maryland – 0.1%
Maryland State Department of Transportation RB Series A
1,240,000	0.526	08/01/24	1,220,957
State of Maryland Department of Transportation Revenue Bonds Taxable (Refunding) Series A
2,470,000	0.361	08/01/23	2,452,459

			3,673,416

Massachusetts – 0.1%
Massachusetts State GO Bonds Series B
230,000	0.275	11/15/22	229,348
University of Massachusetts Building Authority Revenue Bonds Series 2010(a)
2,915,000	4.350	11/01/24	3,175,407

			3,404,755

Missouri(a) – 0.3%
The Curators of the University of Missouri Revenue Bonds Taxable (Refunding) Series 2010
8,385,000	1.466	11/01/23	8,481,426

New York – 1.8%
Long Island Power Authority Electric System Taxable (Refunding) Series C(a)
1,265,000	0.359	03/01/23	1,259,639
Metropolitan Transportation Authority Revenue Note Taxable Series C(a)
19,910,000	0.777	11/15/22	19,926,828
New York City Transitional Finance Authority Building Aid Revenue Taxable (Refunding) Series S-1B(a)
12,925,000	0.380	07/15/23	12,840,543
New York State Dormitory Authority Bonds Taxable (Refunding) Series B(a)
4,725,000	0.207	03/15/22	4,724,212
1,755,000	0.307	03/15/23	1,746,546

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
New York – (continued)
New York State Urban Development Corp Revenue Bonds Taxable (Refunding) Series 2017(a)
$1,135,000	2.100%	03/15/22	$ 1,139,268
Port Authority of New York & New Jersey Revenue Bonds Taxable Series AAA
7,450,000	1.086	07/01/23	7,489,701

			49,126,737

Ohio(a)(c) – 0.1%
Access to Loans for Learning Student Loan Corp. Series 2019 A-3 (3M USD LIBOR + 0.000%)
1,713,263	0.924	04/25/37	1,710,473

Oregon – 0.1%
Oregon Education Districts GO Bonds Taxable Series A
25,000	0.182	06/30/22	24,986
40,000	0.312	06/30/23	39,779
Port of Morrow Revenue Bonds Taxable Series 2015(a)
3,305,000	3.097	09/01/23	3,430,647

			3,495,412

Pennsylvania(a) – 0.1%
Pennsylvania State University Bonds Taxable Series D
1,070,000	1.353	09/01/23	1,078,582

Tennessee – 0.4%
State of Tennessee GO Bonds Taxable (Refunding) Series B
9,865,000	0.386	11/01/23	9,810,770

Texas – 0.0%
County of Nueces TX GO Bonds Taxable (Refunding)Series B
260,000	0.516	02/15/24	257,497

Wisconsin(a) – 0.0%
Wisconsin Department of Transportation Revenue Bonds Series 2020
425,000	0.624	07/01/24	420,010

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $112,103,788)			$ 111,671,269

U.S. Treasury Obligations – 7.6%
United States Treasury Notes
$28,220,000	1.375%	12/31/28	$ 28,100,947

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Notes
$100,000	1.875	%(h)	02/28/22	$ 100,273
88,290,000	0.875		06/30/26	86,910,469
28,360,000	1.250		12/31/26	28,340,060
610,000	0.500	(h)	04/30/27	585,266
59,980,000	1.250		06/30/28	59,384,886
850,000	2.875	(h)	08/15/28	928,625

TOTAL U.S. TREASURY OBLIGATIONS (Cost $204,280,849)				$ 204,350,526

Shares	Description			Value

Exchange Traded Funds(i) – 2.0%
754,343	Goldman Sachs Access High Yield Corporate Bond ETF			$ 37,505,934
347,570	Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF			17,232,521

TOTAL EXCHANGE TRADED FUNDS (Cost $54,077,836)				$ 54,738,455

Shares	Dividend Rate			Value

Investment Company(i) – 3.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
94,986,728	0.026%			$ 94,986,728
(Cost $94,986,728)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $2,505,875,289)				$2,504,053,732

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 10.9%
Certificates of Deposit – 3.1%
Bank of Montreal(b)(c) (SOFR + 0.300%)
$4,256,000	0.350%		01/09/23	$ 4,256,000
Bank of Nova Scotia(c) (SOFR + 0.150%)
6,000,000	0.200		03/17/22	6,000,493
Bayerische Landesbank
10,000,000	0.900		06/27/23	10,059,573
Collateralized Commercial Paper FLEX Co. LLC(b)(c) (SOFR + 0.300%)
14,386,000	0.350		12/01/22	14,386,005
Credit Industriel ET Commercial
20,550,000	0.260		06/01/22	20,556,933

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Credit Suisse AG
$10,678,000	0.590%	03/17/23	$ 10,650,029
MUFG Bank Ltd.
15,750,000	0.150	01/11/22	15,750,443

			81,659,476

Commercial Paper(g) – 6.8%
American Electric Power Co., Inc.(b)
20,000,000	0.000	02/14/22	19,992,375
Barclays Capital, Inc.(b)
500,000	0.000	01/24/22	499,968
Barton Capital Corp..(b)
13,318,000	0.000	03/01/22	13,313,339
BPCE SA(b)
14,511,000	0.000	03/07/22	14,506,610
Brighthouse Financial Short Term funding LLC(b)
25,000,000	0.000	01/06/22	24,999,625
Danaher Corp.(b)
3,718,000	0.000	01/03/22	3,717,952
Disney (Walt) Co. The(b)
250,000	0.000	06/15/22	249,601
250,000	0.000	06/30/22	249,546
Enbridge, Inc.(b)
8,000,000	0.000	03/17/22	7,993,802
Enel Finance America LLC(b)
1,000,000	0.000	02/16/22	999,606
Entergy Corp.(b)
8,750,000	0.000	03/15/22	8,745,000
Ionic Capital II Trust
20,000,000	0.000	02/04/22	19,997,278
Ionic Capital III Trust
4,500,000	0.000	02/24/22	4,498,714
Macquarie Bank Ltd.(b)
9,633,000	0.000	03/15/22	9,628,485
Mitsubishi UFJ Trust & Banking Corp.(b)
13,000,000	0.000	03/01/22	12,996,750
Natwest Markets PLC(b)
2,750,000	0.000	03/01/22	2,748,625
Ridgefield Funding Co.(b)
3,604,000	0.000	04/05/22	3,601,594

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(g) – (continued)
Starbucks Corp.(b)
$6,802,000	0.000%	01/04/22	$ 6,801,925
Thermo Fisher Scientific, Inc.(b)
20,257,000	0.000	06/01/22	20,219,196
Xcel Energy, Inc.(b)
8,226,000	0.000	03/17/22	8,219,627

			183,979,618

Repurchase Agreements – 1.0%
Bank of America Corp.
27,400,000	0.770	04/18/22	27,400,000
Maturity Value: $27,400,000
Next Reset Date : 01/01/22
Collateralized by various common stocks and preferred securities, 4.750% to 9.000%, due 04/15/22 – 10/15/37. The aggregate market value of the collateral, including accrued interest, was $29,988,392

TOTAL SHORT-TERM INVESTMENTS (Cost $292,982,737)			$ 293,039,094

TOTAL INVESTMENTS – 103.5% (Cost $2,798,858,026)			$2,797,092,826

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.5)%			(93,968,900)

NET ASSETS – 100.0%			$2,703,123,926

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(d)	Pay-in-kind securities.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $181,060,050 which represents approximately 6.7% of the Fund’s net assets as of December 31, 2021.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PI	— Private Investment
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	26,979,957	USD	19,142,178	03/16/22	$490,996
	CAD	2,518,114	USD	1,951,993	03/16/22	38,357
	CHF	758,336	EUR	730,000	03/16/22	1,483
	CHF	7,994,558	USD	8,697,733	03/16/22	93,415
	CNH	26,900,393	USD	4,188,223	03/16/22	22,301
	CZK	63,678,306	USD	2,811,628	03/16/22	81,591
	EUR	6,020,064	USD	6,818,267	03/16/22	46,383
	GBP	1,240,772	EUR	1,460,798	03/16/22	13,138
	HUF	270,931,200	USD	824,000	03/16/22	4,534
	IDR	18,079,176,322	USD	1,255,760	02/10/22	12,331
	ILS	5,337,459	USD	1,696,958	03/16/22	21,016
	MXN	34,898,795	USD	1,646,714	03/16/22	34,895
	NOK	26,296,533	USD	2,907,290	03/16/22	74,501
	NZD	1,220,279	EUR	729,570	03/16/22	2,809
	NZD	8,496,395	USD	5,793,142	03/16/22	18,833
	PLN	7,303,105	USD	1,781,050	03/16/22	21,128
	SEK	35,627,891	USD	3,922,186	03/16/22	23,125
	THB	11,028,490	USD	329,809	03/16/22	243
	TRY	19,913,420	USD	1,319,386	03/16/22	90,310
	TRY	13,496,463	USD	863,492	06/14/22	28,392
	TWD	37,952,493	USD	1,366,476	01/19/22	4,381
	USD	851,001	AUD	1,149,113	01/31/22	14,882
	USD	1,542,053	CLP	1,269,186,756	02/07/22	60,364
	USD	1,242,651	HUF	404,050,725	03/16/22	7,024
	USD	75,549,989	JPY	8,442,189,942	01/06/22	2,155,834
	USD	66,542,365	JPY	7,576,613,475	01/18/22	666,670
	USD	8,610,268	JPY	975,029,355	03/16/22	128,404
	USD	4,734,591	KRW	5,602,545,889	02/10/22	28,349
	USD	1,676,072	NZD	2,406,705	02/16/22	28,813
	USD	2,449,881	RUB	181,773,212	02/10/22	40,330
	USD	2,790,338	SEK	25,114,138	03/16/22	9,284
	USD	3,063,000	TRY	29,556,419	06/14/22	1,109,831
	USD	7,631,365	TWD	211,026,140	01/19/22	9,030
	USD	162,371	ZAR	2,608,449	03/16/22	439
	ZAR	21,446,393	USD	1,329,341	03/16/22	2,050

TOTAL						$5,385,466

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	1,153,571	GBP	623,026	03/16/22	$(3,565)
	CLP	1,295,731,915	USD	1,602,354	02/07/22	(89,675)
	EUR	2,926,159	CHF	3,059,138	03/16/22	(27,271)
	EUR	1,455,878	CNH	10,616,993	03/16/22	(1,671)
	EUR	726,149	CZK	18,485,208	03/16/22	(11,850)
	EUR	727,734	GBP	625,097	03/16/22	(15,982)
	JPY	299,911,660	USD	2,645,963	03/16/22	(37,006)
	KRW	3,019,912,032	USD	2,542,955	02/10/22	(6,173)
	RUB	166,812,899	USD	2,313,684	02/10/22	(102,444)
	SEK	8,824,815	EUR	860,569	03/16/22	(4,073)
	TRY	18,539,540	USD	1,418,792	03/16/22	(106,355)
	TRY	16,059,956	USD	1,532,000	06/14/22	(470,714)
	TWD	93,141,050	USD	3,368,935	01/19/22	(4,650)
	USD	2,705,535	AUD	3,798,248	03/16/22	(58,430)
	USD	4,819,722	CAD	6,166,173	03/16/22	(54,101)
	USD	225,877	CHF	207,023	03/16/22	(1,774)
	USD	3,330,572	CNH	21,367,403	03/16/22	(13,913)
	USD	19,769,526	EUR	17,364,720	03/16/22	(31,377)
	USD	9,286,763	GBP	6,971,306	03/16/22	(146,059)
	USD	2,727,000	ILS	8,625,228	03/16/22	(49,213)
	USD	2,469,606	INR	188,379,135	01/18/22	(54,030)
	USD	1,484,882	MXN	32,038,295	03/16/22	(58,893)
	USD	765,954	NOK	6,945,381	03/16/22	(21,590)
	USD	3,057,345	NZD	4,529,575	03/16/22	(41,119)
	USD	825,729	PLN	3,386,894	03/16/22	(10,050)
	USD	1,605,512	RUB	121,768,030	02/10/22	(8,622)
	USD	2,627,704	SEK	23,850,042	03/16/22	(13,369)
	USD	3,459,811	TRY	50,624,309	03/16/22	(123,947)
	USD	1,520,506	TWD	42,365,851	01/19/22	(9,762)
	USD	1,321,000	ZAR	21,723,092	03/15/22	(27,781)
	USD	1,418,454	ZAR	22,867,259	03/16/22	(1,144)

TOTAL						$(1,606,603)

FUTURES CONTRACTS — At December 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year German Euro-Bund	5	03/08/22	$975,523	$(17,689)
2 Year U.S. Treasury Notes	5,010	03/31/22	1,093,041,099	(994,820)
10 Year U.S. Treasury Notes	956	03/22/22	124,728,125	580,715

Total				$(431,794)

Short position contracts:
Ultra Long U.S. Treasury Bonds	(7)	03/22/22	(1,379,875)	(6,310)
Ultra 10 Year U.S. Treasury Notes	(431)	03/22/22	(63,114,563)	(831,699)
5 Year U.S. Treasury Notes	(4,409)	03/31/22	(533,385,666)	(1,947,432)
20 Year U.S. Treasury Bonds	(7)	03/22/22	(1,123,062)	14,268

Total				$(2,771,173)

TOTAL FUTURES CONTRACTS				$(3,202,967)

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M NZDOR(a)	0.500%(b)	09/15/22	NZD	316,940		$(1,213,858)	$(1,841,247)	$627,389
3M NZDOR(a)	1.250(b)	12/15/22		15,940		(40,881)	(16,819)	(24,062)
3M AUDOR(a)	0.190(b)	02/22/23	AUD	141,620	(c)	(343,881)	(2,056,827)	1,712,946
0.500%(d)	3M SOFR	12/15/23		$22,210	(c)	92,181	61,454	30,727
1.000(a)	6M CDOR(b)	12/15/23	CAD	16,580		124,962	(16,748)	141,710
3M STIBOR(a)	0.500(d)	03/16/24	SEK	286,110	(c)	72,529	68,751	3,778
0.250(d)	3M SOFR	03/16/24		$19,880	(c)	247,862	191,574	56,288
1M LIBOR + 0.090(a)	3M LIBOR(b)	07/25/24		28,720		6,594	9,643	(3,049)
6M EURO(d)	(0.295)	12/09/24	EUR	49,820	(c)	(120,219)	15,974	(136,193)
6M CDOR(a)	1.560(b)	08/22/25	CAD	46,410	(c)	(395,862)	21,405	(417,267)
6M EURO(d)	(0.175)	12/09/26	EUR	34,650	(c)	—	—	—
(0.175)(d)	6M EURO	12/09/26		109,500	(c)	541,673	13,441	528,232
6M CHFOR(d)	(0.250)	03/16/27	CHF	3,910	(c)	(13,468)	(7,710)	(5,758)
3M STIBOR(a)	0.750(d)	03/16/27	SEK	162,960	(c)	(12,251)	107,427	(119,678)
3M SOFR(d)	1.000	03/16/27		$710	(c)	(5,927)	(1,914)	(4,013)
6M AUDOR(b)	1.250	03/16/27	AUD	140,540	(c)	(2,458,291)	(2,410,675)	(47,616)
3M NZDOR(b)	2.750	03/16/27	NZD	29,650	(c)	119,161	130,988	(11,827)
2.000(d)	3M NIBOR(b)	03/16/27	NOK	116,890	(c)	(56,012)	(109,526)	53,514
1.000(d)	3M SOFR	03/16/27		$47,770	(c)	398,765	328,026	70,739
1.750(b)	6M CDOR	03/16/27	CAD	33,180	(c)	150,601	211,993	(61,392)
(0.250)(b)	6M EURO	03/16/27	EUR	13,040	(c)	104,443	4,542	99,901
0.500(d)	6M GBP	03/16/27	GBP	41,100	(c)	1,543,101	1,055,083	488,018
0.000(d)	6M JYOR	03/16/27	JPY	5,420,870	(c)	(23,195)	(76,803)	53,608
0.015(d)	6M EURO(b)	12/13/27	EUR	3,740	(c)	36,773	22,073	14,700
1.680(b)	6M CDOR	08/22/28	CAD	37,090	(c)	432,117	(37,758)	469,875
2.130(d)	3M NIBOR(b)	05/11/31	NOK	139,640	(c)	(123,945)	(354,265)	230,320
3M NZDOR(b)	3.000	09/16/31	NZD	10,340	(c)	78,614	64,799	13,815
3M SOFR(d)	1.530	09/22/31		$28,470	(c)	18,597	3,256	15,341
6M CDOR(b)	2.500	10/14/31	CAD	15,040	(c)	204,206	69,876	134,330
6M EURO(b)	0.500	11/26/31	EUR	52,970	(c)	(233,705)	377,787	(611,492)
6M EURO(d)	0.140	12/09/31		19,600	(c)	(239,083)	(1,030)	(238,053)
6M CHFOR(d)	0.250	03/16/32	CHF	9,440	(c)	144,933	136,995	7,938
6M EURO(b)	0.250	03/16/32	EUR	7,620	(c)	(71,970)	43,825	(115,795)
3M STIBOR(b)	1.000	03/16/32	SEK	160,580	(c)	(1,005)	283,084	(284,089)
3M SOFR(d)	1.500	03/16/32		$13,730	(c)	199,376	268,227	(68,851)
3M NIBOR(b)	2.000(d)	03/16/32	NOK	31,050	(c)	24,810	90,837	(66,027)
6M AUDOR(b)	2.000	03/16/32	AUD	19,640	(c)	(45,140)	14,498	(59,638)
2.750(b)	3M NZDOR	03/16/32	NZD	11,800	(c)	(49,113)	(91,654)	42,541
2.000(b)	6M CDOR	03/16/32	CAD	19,570	(c)	9,661	29,256	(19,595)
0.750(d)	6M GBP	03/16/32	GBP	25,000	(c)	680,568	(10,209)	690,777
0.000(d)	6M JYOR(d)	03/16/32	JPY	902,330	(c)	66,028	35,412	30,616
6M EURO(b)	0.500(d)	03/17/32	EUR	33,110	(c)	(204,960)	49,087	(254,047)
3M STIBOR(b)	1.000(d)	03/17/32	SEK	36,860	(c)	(47,663)	(29,299)	(18,364)
6M AUDOR(b)	2.000	03/17/32	AUD	4,260	(c)	(47,689)	(230,827)	183,138
1.500(d)	3M SOFR	03/17/32		$20,980	(c)	35,728	15,420	20,308
2.000(b)	6M CDOR	03/17/32	CAD	7,960	(c)	43,388	35,247	8,141
1.000(d)	6M GBP	03/17/32	GBP	12,240	(c)	(117,400)	(591,528)	474,128
6M CDOR(b)	2.100	12/18/33	CAD	10,320	(c)	(32,318)	51,667	(83,985)
1.630(d)	3M SOFR	09/22/36		$34,210	(c)	71,951	10,482	61,469
6M EURO(b)	0.720(d)	12/02/36	EUR	13,620	(c)	(122,349)	38,066	(160,415)
0.750(d)	6M EURO(b)	11/26/41		27,040	(c)	164,382	(534,202)	698,584
0.531(d)	6M EURO(b)	12/02/41		28,370	(c)	293,304	(84,356)	377,660
6M EURO(b)	0.257(d)	12/02/46		14,800	(c)	(141,837)	42,568	(184,405)
6M CDOR(b)	2.250	12/15/51	CAD	5,800		170,676	15,027	155,649
1.750(d)	3M SOFR	03/16/52		$4,620	(c)	(324,709)	(406,272)	81,563

TOTAL						$(409,747)	$(4,991,879)	$4,582,132

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2021.
(d)	Payments made annually.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund	Credit Spread at December 31, 2021(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 10	3.000%(b)	5.156%	MS & Co. Int. PLC	11/17/59	$5,700	$(505,222)	$(934,457)	$429,235
Markit CMBX Series 11	3.000(b)	3.952	MS & Co. Int. PLC	11/18/54	10,850	(507,352)	(2,024,867)	1,517,515
Markit CMBX Series 8	3.000(b)	8.605	MS & Co. Int. PLC	10/17/57	3,450	(465,893)	(768,699)	302,806

TOTAL						$(1,478,467)	$(3,728,023)	$2,249,556

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

(b)	Payments made monthly.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (%)(a)	Credit Spread at December 31, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.619%	06/20/26	$3,475	$58,867	$57,610	$1,257
AT&T, Inc., 3.800%, 02/15/27	1.000	0.548	12/20/25	10,000	179,516	85,210	94,306
CDX.NA.EM Index 36	1.000	1.867	12/20/26	90,440	(3,597,058)	(2,996,373)	(600,685)
CDX.NA.IG Index 28	1.000	0.211	06/20/22	21,975	89,538	70,819	18,719
CDX.NA.IG Index 32	1.000	0.335	06/20/24	225	3,768	2,088	1,680
CDX.NA.IG Index 33	1.000	0.392	12/20/24	1,650	30,157	(4,790)	34,947
CDX.NA.IG Index 34	1.000	0.445	06/20/25	105,600	2,040,037	1,162,293	877,744
General Electric Co. 2.700%, 10/09/22	1.000	0.633	06/20/26	5,225	85,591	63,611	21,980
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.367	06/20/24	120	1,917	(135)	2,052

TOTAL					$(1,107,667)	$(1,559,667)	$452,000

(a)	Payments made quarterly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTERINTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	$0.459	10/10/2022	32,630,000	$32,630,000	$14,694	$71,329	$(56,635)
1Y IRS	Citibank NA	0.420	10/10/2022	35,720,000	35,720,000	14,335	77,326	(62,991)
1Y IRS	Citibank NA	0.516	11/15/2022	36,190,000	36,190,000	22,009	84,983	(62,974)
1Y IRS	JPMorgan Securities, Inc.	0.300	09/08/2022	39,810,000	39,810,000	9,802	77,482	(67,680)
1Y IRS	JPMorgan Securities, Inc.	0.281	09/08/2022	30,480,000	30,480,000	7,092	58,231	(51,139)
1Y IRS	MS & Co. Int. PLC	0.544	11/16/2022	32,940,000	32,940,000	21,798	77,573	(55,775)

Total purchased option contracts				207,770,000	$207,770,000	$89,730	$446,924	$(357,194)

Written option contracts
Calls
1Y IRS	Citibank NA	0.425	10/10/2022	(3,340,000)	(3,340,000)	(37,062)	(71,371)	34,309
1Y IRS	Citibank NA	0.379	10/10/2022	(3,680,000)	(3,680,000)	(36,377)	(77,285)	40,908
1Y IRS	Citibank NA	0.553	11/15/2022	(3,730,000)	(3,730,000)	(63,411)	(84,783)	21,372
1Y IRS	Citibank NA	0.015	12/09/2022	(16,830,000)	(16,830,000)	(134,675)	(233,815)	99,140
1Y IRS	Citibank NA	1.290	12/12/2022	(96,000,000)	(96,000,000)	(264,922)	(307,200)	42,278
1Y IRS	Citibank NA	1.252	12/13/2022	(28,100,000)	(28,100,000)	(71,649)	(88,094)	16,445
1Y IRS	Citibank NA	1.255	12/13/2022	(40,200,000)	(40,200,000)	(103,153)	(126,831)	23,678
1Y IRS	Citibank NA	1.296	12/15/2022	(29,600,000)	(29,600,000)	(81,959)	(92,796)	10,837
1Y IRS	JPMorgan Securities, Inc.	0.401	09/08/2022	(4,110,000)	(4,110,000)	(37,475)	(77,517)	40,042
1Y IRS	JPMorgan Securities, Inc.	0.363	09/08/2022	(3,140,000)	(3,140,000)	(25,802)	(58,128)	32,326
1Y IRS	MS & Co. Int. PLC	0.599	11/16/2022	(3,410,000)	(3,410,000)	(64,443)	(77,728)	13,285

				(232,140,000)	(232,140,000)	(920,928)	(1,295,548)	374,620

Puts
1Y IRS	Citibank NA	0.015	12/09/2022	(16,830,000)	(16,830,000)	(301,400)	(230,835)	(70,565)
1Y IRS	Citibank NA	1.290	12/12/2022	(96,000,000)	(96,000,000)	(287,836)	(307,200)	19,364
1Y IRS	Citibank NA	1.252	12/13/2022	(28,100,000)	(28,100,000)	(89,409)	(88,094)	(1,315)
1Y IRS	Citibank NA	1.255	12/13/2022	(40,200,000)	(40,200,000)	(127,362)	(126,831)	(531)
1Y IRS	Citibank NA	1.296	12/15/2022	(29,600,000)	(29,600,000)	(89,898)	(92,796)	2,898

				(210,730,000)	$(210,730,000)	$(895,905)	$(845,756)	$(50,149)

Total written option contracts				(442,870,000)	$(442,870,000)	$(1,816,833)	$(2,141,304)	$324,471

TOTAL				(235,100,000)	$(235,100,000)	$(1,727,103)	$(1,694,380)	$(32,723)

Abbreviations:
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 29.4%
Collateralized Mortgage Obligations – 1.8%
Regular Floater(a) – 0.0%
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
$174,142	0.452%	04/25/37	$ 175,119

Sequential Fixed Rate – 1.8%
FHLMC REMIC Series 1980, Class Z
136,647	7.000	07/15/27	149,595
FHLMC REMIC Series 2019, Class Z
113,260	6.500	12/15/27	123,843
FHLMC REMIC Series 2755, Class ZA
332,556	5.000	02/15/34	366,127
FHLMC REMIC Series 3530, Class DB
553,816	4.000	05/15/24	570,120
FHLMC REMIC Series 4246, Class PT
61,081	6.500	02/15/36	69,514
FHLMC REMIC Series 4273, Class PD
554,106	6.500	11/15/43	641,985
FHLMC REMIC Series 4619, Class NA
1,712,403	3.000	03/15/44	1,792,716
FNMA REMIC Series 2012-111, Class B
208,705	7.000	10/25/42	238,251
FNMA REMIC Series 2012-153, Class B
744,500	7.000	07/25/42	880,896
FNMA REMIC Series 2015-30, Class EA
3,387,353	3.000	05/25/45	3,531,208
GNMA REMIC Series 2019-35, Class A
5,504,326	4.000	12/20/48	5,793,997

			14,158,252

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 14,333,371

Federal Agencies – 27.6%
Adjustable Rate FHLMC(a) – 0.2%
(1 Year CMT + 2.250%)
$401,667	2.343%	06/01/35	$ 422,203
(12M USD LIBOR + 1.613%)
863,896	1.862	11/01/44	900,440
(12M USD LIBOR + 1.772%)
100,291	2.024	06/01/42	105,318
(12M USD LIBOR + 1.840%)
195,113	2.090	11/01/34	205,258
(12M USD LIBOR + 2.000%)
9,919	2.250	11/01/36	9,919
(12M USD LIBOR + 2.330%)
28,711	2.617	05/01/36	30,435
(6M USD LIBOR + 2.056%)
12,969	2.180	10/01/36	13,651

			1,687,224

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – 0.5%
(1 Year CMT + 2.095%)
$53,928	2.143%	10/01/35	$ 56,940
(1 Year CMT + 2.220%)
253,127	2.220	06/01/34	265,757
(1 Year CMT + 2.287%)
217,463	2.412	02/01/34	228,388
(12M MTA + 2.210%)
334,580	2.292	07/01/36	351,934
(12M MTA + 2.364%)
39,004	2.464	06/01/36	40,849
(12M USD LIBOR + 1.225%)
5,338	1.475	01/01/33	5,504
(12M USD LIBOR + 1.325%)
91,384	1.700	04/01/35	94,976
(12M USD LIBOR + 1.413%)
73,067	1.774	05/01/35	76,170
(12M USD LIBOR + 1.506%)
30,129	1.881	02/01/35	31,510
(12M USD LIBOR + 1.609%)
89,205	1.984	03/01/35	93,642
(12M USD LIBOR + 1.640%)
74,393	1.890	10/01/34	77,890
(12M USD LIBOR + 1.664%)
107,456	1.915	10/01/34	112,608
(12M USD LIBOR + 1.695%)
100,197	1.945	05/01/34	105,136
(12M USD LIBOR + 1.713%)
309,305	1.993	07/01/37	325,185
(12M USD LIBOR + 1.720%)
300,893	2.034	05/01/34	315,735
(12M USD LIBOR + 1.720%)
61,081	2.095	03/01/35	64,308
(12M USD LIBOR + 1.720%)
47,086	2.095	04/01/35	49,576
(12M USD LIBOR + 1.726%)
272,857	2.101	03/01/36	286,773
(12M USD LIBOR + 1.755%)
25,660	2.005	07/01/32	26,826
(12M USD LIBOR + 1.800%)
293,440	2.175	05/01/33	308,192
(12M USD LIBOR + 1.820%)
3,712	2.070	12/01/46	3,940
(12M USD LIBOR + 1.924%)
236,324	2.174	06/01/36	248,434
(12M USD LIBOR + 1.935%)
95,705	2.185	11/01/36	101,163
(12M USD LIBOR + 1.958%)
468,128	2.208	04/01/36	497,028
(6M USD LIBOR + 2.250%)
40,263	2.375	08/01/33	42,166
(COF + 1.250%)
326,616	4.594	08/01/33	354,995
(COF + 1.841%)
15,194	2.066	08/01/29	15,419

			4,181,044

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – 0.3%
(1 Year CMT + 1.500%)
$73,841	1.875%	05/20/34	$ 76,383
(1 Year CMT + 1.500%)
189,375	1.625	07/20/34	195,103
171,052	1.625	08/20/34	176,259
1,090,737	1.625	09/20/34	1,123,945
(1 Year CMT + 1.500%)
156,172	2.125	10/20/34	161,350
186,331	2.125	12/20/34	192,556

			1,925,596

FHLMC – 0.5%
916	7.000	04/01/22	916
138	4.500	05/01/23	141
4,344	7.500	01/01/31	5,076
19,124	4.500	07/01/33	20,988
496,687	4.500	08/01/33	545,091
1,071,907	4.500	09/01/33	1,176,383
92,564	4.500	10/01/33	101,584
2,127	4.500	04/01/34	2,334
2,098	4.500	04/01/35	2,317
1,246	4.500	07/01/35	1,377
3,964	4.500	08/01/35	4,379
24,442	4.500	09/01/35	26,947
5,284	4.500	10/01/35	5,836
872	4.500	12/01/35	957
682	4.500	05/01/36	753
62,752	4.500	01/01/38	69,311
1,274	4.500	04/01/38	1,404
350	4.500	05/01/38	385
3,908	4.500	06/01/38	4,317
97,261	4.500	09/01/38	107,233
1,962	4.500	01/01/39	2,161
56,387	4.500	02/01/39	62,125
26,013	4.500	03/01/39	28,652
6,153	4.500	04/01/39	6,778
140,794	4.500	05/01/39	155,080
437,717	4.500	06/01/39	482,133
13,196	4.500	07/01/39	14,535
18,800	4.500	08/01/39	20,708
26,122	4.500	09/01/39	28,773
5,168	4.500	10/01/39	5,693
9,156	4.500	11/01/39	10,084
9,302	4.500	12/01/39	10,246
17,064	4.500	01/01/40	18,796
4,394	4.500	02/01/40	4,842
11,585	4.500	04/01/40	12,763
18,426	4.500	05/01/40	20,301
22,595	4.500	06/01/40	24,895
16,602	4.500	07/01/40	18,292
17,222	4.500	08/01/40	18,975
10,598	4.500	09/01/40	11,678
4,656	4.500	10/01/40	5,130
5,937	4.500	02/01/41	6,543
15,540	4.500	03/01/41	17,126
36,718	4.500	04/01/41	40,466
36,013	4.500	05/01/41	39,686
69,508	4.500	06/01/41	76,600

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$5,643	4.500%	07/01/41	$ 6,219
180,373	4.500	08/01/41	198,775
192,356	4.500	09/01/41	211,938
10,746	4.500	12/01/41	11,842
148,371	4.500	03/01/42	163,510

			3,813,074

FNMA – 0.0%
90,051	7.500	10/01/37	105,099

GNMA – 14.2%
1,115	6.500	01/15/32	1,202
4,606	6.500	02/15/32	5,131
3,472	6.500	08/15/34	3,983
9,104	6.500	05/15/35	10,527
2,520	6.500	06/15/35	2,890
7,075	6.500	07/15/35	8,186
2,724	6.500	08/15/35	3,160
5,594	6.500	09/15/35	6,466
893	6.500	10/15/35	1,038
8,969	6.500	11/15/35	10,412
5,923	6.500	12/15/35	6,861
21,436	6.500	01/15/36	24,792
23,295	6.500	02/15/36	27,050
12,676	6.500	03/15/36	14,655
38,185	6.500	04/15/36	43,972
54,377	6.500	05/15/36	63,061
42,757	6.500	06/15/36	49,550
148,043	6.500	07/15/36	171,349
147,015	6.500	08/15/36	170,357
302,519	6.500	09/15/36	351,570
117,043	6.500	10/15/36	135,869
163,952	6.500	11/15/36	190,759
73,646	6.500	12/15/36	85,376
29,829	6.500	01/15/37	34,681
14,401	6.500	02/15/37	16,625
9,574	6.500	03/15/37	11,126
20,495	6.500	04/15/37	23,845
5,018	6.500	05/15/37	5,703
5,348	6.500	08/15/37	6,239
36,278	6.500	09/15/37	42,141
45,409	6.500	10/15/37	53,657
16,819	6.500	11/15/37	19,227
13,442	6.500	05/15/38	15,568
43,353	6.000	11/15/38	49,940
2,620	6.500	01/15/39	2,989
6,693	6.500	02/15/39	7,765
3,378,972	4.500	08/20/47	3,632,934
79,748	4.500	02/20/48	85,194
187,357	4.500	05/20/48	199,434
957,617	4.500	09/20/48	1,017,696
7,453,080	5.000	09/20/48	7,972,429
277,547	5.000	10/20/48	296,801
6,053	5.000	11/20/48	6,472
2,624,115	4.500	12/20/48	2,785,876
6,499,755	5.000	12/20/48	6,949,119
536,043	4.500	01/20/49	569,003
3,338,883	5.000	01/20/49	3,569,719
46,236	5.000	03/20/49	49,414
21,702	5.000	05/20/49	23,176
822,243	5.000	06/20/49	877,869

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$110,179	5.000%	11/20/49	$ 117,581
1,250,842	5.000	12/20/49	1,343,724
329,951	5.000	07/20/50	355,243
4,976,944	3.000	11/20/51	5,168,103
7,000,000	3.000	12/20/51	7,272,228
1,000,000	2.500	TBA-30yr(b)	1,025,035
52,000,000	3.000	TBA-30yr(b)	53,799,194
13,000,000	4.000	TBA-30yr(b)	13,680,040

			112,474,006

UMBS – 2.7%
41,249	5.500	09/01/23	42,090
13,407	5.500	10/01/23	13,693
175,910	4.500	11/01/36	193,789
60,698	4.500	02/01/39	66,818
72,693	4.500	04/01/39	80,043
4,088	4.500	08/01/39	4,499
5,115	4.500	05/01/41	5,534
198,111	4.500	08/01/41	217,220
104,605	4.500	10/01/41	115,236
528,379	4.500	06/01/48	567,085
3,867,514	4.500	07/01/48	4,189,743
2,655,121	4.500	07/01/48	2,852,943
4,028,302	4.500	08/01/48	4,363,576
306,699	4.500	08/01/48	330,316
447,460	4.500	09/01/48	481,917
3,443,125	4.500	10/01/48	3,771,748
457,190	4.500	10/01/48	490,396
2,085,905	4.500	01/01/49	2,234,558
457,695	4.500	03/01/49	489,793
214,839	5.000	07/01/49	238,639
867,824	4.500	05/01/50	931,449

			21,681,085

UMBS, 30 Year, Single Family(b) – 9.2%
9,000,000	2.000	TBA-30yr	8,978,344
35,000,000	2.500	TBA-30yr	35,738,297
26,000,000	3.000	TBA-30yr	26,945,548
1,000,000	5.000	TBA-30yr	1,088,751

			72,750,940

TOTAL FEDERAL AGENCIES			$ 218,618,068

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $232,341,497)			$ 232,951,439

Agency Debentures – 19.1%
FHLB
$1,800,000	5.375%	08/15/24	$ 2,004,066
44,850,000	0.500	04/14/25	44,036,421
FHLMC
9,330,000	0.375	04/20/23	9,311,527
17,820,000	0.375	09/23/25	17,332,979

Principal Amount	Interest Rate		Maturity Date	Value

Agency Debentures – (continued)
FNMA
$5,200,000	6.250%		05/15/29	$ 6,907,888
16,080,000	7.125		01/15/30	22,792,435
Tennessee Valley Authority
49,850,000	0.750		05/15/25	49,176,028

TOTAL AGENCY DEBENTURES (Cost $150,611,013)				$ 151,561,344

U.S. Treasury Obligations – 60.8%
United States Treasury Bonds
$7,370,000	3.750	%(c)	11/15/43	$ 9,751,431
410,000	3.375		05/15/44	516,472
10,000	3.000		11/15/45	12,023
200,000	2.875		11/15/46	236,844
110,000	3.000		02/15/48	134,372
380,000	3.375		11/15/48	497,563
780,000	2.000		02/15/50	793,163
United States Treasury Notes
44,060,700	0.125		12/31/22	43,924,731
187,239,000	0.125	(c)	02/28/23	186,485,655
350,000	2.750	(c)	04/30/23	360,199
106,970,000	2.750		05/31/23	110,258,492
380,000	2.875		11/30/23	395,527
7,100,000	2.625		12/31/23	7,364,309
620,000	3.000		09/30/25	662,625
11,270,000	0.375		12/31/25	10,925,737
4,500,000	2.625		12/31/25	4,758,750
11,100,000	0.500		02/28/26	10,787,812
11,570,000	0.750	(c)	03/31/26	11,353,062
10,530,000	0.750		04/30/26	10,324,336
630,000	1.375		08/31/26	633,938
7,010,000	1.250		12/31/26	7,005,071
6,870,000	1.375		12/31/28	6,841,017
11,010,000	1.125		02/29/28	10,854,312

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Notes (continued)
$11,340,000	1.250	%(c)	03/31/28	$ 11,243,433
11,090,000	1.250		04/30/28	10,992,962
United States Treasury Strip Coupon(d)
28,900,000	0.000		11/15/35	22,360,330
2,800,000	0.000		05/15/36	2,139,433

TOTAL U.S. TREASURY OBLIGATIONS (Cost $480,030,976)				$ 481,613,599

Shares	Dividend Rate			Value

Investment Company(e) – 7.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
55,194,390	0.026%			$ 55,194,390
(Cost $55,194,390)

TOTAL INVESTMENTS – 116.3% (Cost $918,177,876)				$ 921,320,772

LIABILITIES IN EXCESS OF OTHER ASSETS – (16.3)%				(129,023,927)

NET ASSETS – 100.0%				$ 792,296,845

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $141,255,209 which represents approximately 17.8% of the Fund’s net assets as of December 31, 2021.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MTA	— Monthly Treasury Average
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

2 Year U.S. Treasury Notes	1,630	03/31/22	$355,620,158	$(312,416)

Short position contracts:
Ultra Long U.S. Treasury Bonds	(20)	03/22/22	(3,942,500)	17,719
Ultra 10 Year U.S. Treasury Notes	(376)	03/22/22	(55,060,500)	(903,216)
5 Year U.S. Treasury Notes	(970)	03/31/22	(117,347,266)	(426,066)
10 Year U.S. Treasury Notes	(210)	03/22/22	(27,398,438)	(145,380)
20 Year U.S. Treasury Bonds	(244)	03/22/22	(39,146,750)	(509,120)

Total				$(1,966,063)

TOTAL FUTURES CONTRACTS				$(2,278,479)

SWAP CONTRACTS — At December 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24	$15,560		$3,573	$5,086	$(1,513)
3M SOFR(b)	1.530%(b)	09/22/31	7,270	(c)	4,749	594	4,155
1.630(b)	3M SOFR(b)	09/22/36	8,740	(c)	18,382	2,383	15,999

TOTAL					$26,704	$8,063	$18,641

(a)	Payments made quarterly.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2021.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 49.4%
Agriculture(a) – 0.2%
BAT Capital Corp.
$12,295,000	2.764%		08/15/22	$ 12,425,573

Automotive(b) – 1.6%
BMW US Capital LLC(c) (SOFR + 0.530%)
29,051,000	0.580		04/01/24	29,183,472
Volkswagen Group of America Finance LLC
17,407,000	0.750		11/23/22	17,404,911
18,772,000	3.125		05/12/23	19,303,060
13,121,000	0.875		11/22/23	13,045,161

				78,936,604

Banks – 27.7%
Bank of America Corp.(a)(c) (3M BSBY + 0.430%)
30,000,000	0.593		05/28/24	30,000,300
Bank of Montreal (SOFR + 0.680%)
52,000,000	0.730	(c)	03/10/23	52,239,720
20,000,000	0.400		09/15/23	19,864,600
Banque Federative du Credit Mutuel SA(b)
7,375,000	3.750		07/20/23	7,694,043
Barclays Bank PLC(a)
6,500,000	1.700		05/12/22	6,520,800
Barclays PLC(a)
31,800,000	3.684		01/10/23	31,815,264
BPCE SA(b)(c) (3M USD LIBOR + 0.300%)
17,730,000	0.427		01/14/22	17,731,064
Canadian Imperial Bank of Commerce (SOFRRATE + 0.300%)
9,989,000	0.350	(c)	01/06/23	9,988,589
(SOFR + 0.800%)
38,955,000	0.850	(c)	03/17/23	39,143,932
19,388,000	0.450		06/22/23	19,254,998
Capital One NA(a)(c) (3M USD LIBOR + 1.150%)
14,357,000	1.279		01/30/23	14,363,461
Citigroup, Inc.
50,000,000	4.500		01/14/22	50,059,000
(3M USD LIBOR + 0.722%)
42,904,000	3.142	(a)(c)	01/24/23	42,960,633
(3M USD LIBOR + 0.950%)
21,943,000	2.876	(a)(c)	07/24/23	22,197,539
Cooperatieve Rabobank UA
16,805,000	2.750		01/10/22	16,811,890

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
$9,251,000	3.875%		02/08/22	$ 9,280,881
Credit Agricole Corporate & Investment Bank SA(a)
26,500,000	0.400		01/15/23	26,440,905
Credit Suisse AG
2,050,000	0.520		08/09/23	2,036,409
Deutsche Bank AG(c) (SOFRRATE + 0.500%)
42,621,000	0.550		11/08/23	42,582,641
Discover Bank
2,805,000	4.200		08/08/23	2,943,651
DNB Boligkreditt AS(b)
16,467,000	2.500		03/28/22	16,550,448
Federation des Caisses Desjardins du Quebec(b)(c) (SOFR + 0.430%)
43,500,000	0.480		05/21/24	43,538,280
HSBC Holdings PLC(a)(c) (3M USD LIBOR + 1.055%)
24,905,000	3.262		03/13/23	25,019,812
(3M USD LIBOR + 0.923%)
20,393,000	3.033		11/22/23	20,760,482
(SOFRRATE + 0.580%)
27,425,000	0.630		11/22/24	27,424,177
ING Groep NV(c) (3M USD LIBOR + 1.150%)
12,960,000	1.370		03/29/22	12,989,419
Intesa Sanpaolo SpA(b)
12,707,000	3.125		07/14/22	12,862,152
JPMorgan Chase & Co.
9,428,000	4.500		01/24/22	9,449,402
(3M USD LIBOR + 0.900%)
14,405,000	1.024	(a)(c)	04/25/23	14,431,649
(3M USD LIBOR + 0.935%)
9,042,000	2.776	(a)(c)	04/25/23	9,099,145
(SOFR + 0.580%)
30,000,000	0.630	(a)(c)	03/16/24	30,055,800
Lloyds Banking Group PLC (3M USD LIBOR + 1.249%)
16,624,000	2.858	(a)(c)	03/17/23	16,689,997
10,520,000	4.050		08/16/23	11,018,753
Mitsubishi UFJ Financial Group, Inc. (3M USD LIBOR + 0.700%)
12,500,000	0.888	(c)	03/07/22	12,511,625
6,630,000	3.218		03/07/22	6,663,150
12,066,000	2.623		07/18/22	12,202,346
Mizuho Financial Group, Inc.(c) (3M USD LIBOR + 0.940%)
27,975,000	1.116		02/28/22	28,009,409
(3M USD LIBOR + 0.790%)
6,860,000	0.970		03/05/23	6,899,582
Morgan Stanley, Inc. (SOFR + 0.700%)
56,507,000	0.749	(a)(c)	01/20/23	56,514,911

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
$19,327,000	3.750%		02/25/23	$ 19,994,941
MUFG Union Bank NA(a)
12,590,000	3.150		04/01/22	12,644,767
(SOFR + 0.710%)
17,250,000	0.760	(c)	12/09/22	17,352,637
National Bank of Canada
12,325,000	2.150	(b)	10/07/22	12,468,093
28,809,000	2.100		02/01/23	29,192,736
(SOFR + 0.300%)
15,000,000	0.350	(a)(c)	05/16/23	14,977,200
(SOFRRATE + 0.490%)
1,300,000	0.540	(c)	08/06/24	1,299,428
NatWest Markets PLC(b)
42,450,000	3.625		09/29/22	43,391,541
Royal Bank of Canada(c) (SOFR + 0.450%)
16,090,000	0.500		10/26/23	16,136,822
(SOFR + 0.360%)
20,000,000	0.410		07/29/24	19,981,200
Santander UK Group Holdings PLC(a)
16,949,000	3.571		01/10/23	16,956,458
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
19,000,000	4.247		01/20/23	19,027,550
(SOFR + 1.250%)
46,000,000	1.299		10/14/23	46,232,300
Sumitomo Mitsui Trust Bank Ltd.(b)(c) (SOFR + 0.440%)
48,146,000	0.490		09/16/24	48,100,743
The Bank of Nova Scotia
4,734,000	1.950		02/01/23	4,797,199
16,246,000	0.400		09/15/23	16,125,455
(SOFR + 0.550%)
54,500,000	0.600	(c)	09/15/23	54,654,780
The Toronto-Dominion Bank(c)(SOFR + 0.450%)
13,100,000	0.500		09/28/23	13,126,200
Truist Bank(a)(c)(SOFR + 0.730%)
16,760,000	0.780		03/09/23	16,845,141
UBS AG(b)
17,500,000	1.750	(a)	04/21/22	17,543,050
(SOFR + 0.360%)
13,250,000	0.410	(c)	02/09/24	13,230,522
(SOFR + 0.450%)
38,856,000	0.500	(c)	08/09/24	38,874,262
US Bank NA/Cincinnati OH(a)(c) (BSBY3M + 0.170%)
29,300,000	0.335		06/02/23	29,254,585

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Westpac Banking Corp.(c) (3M USD LIBOR + 0.390%)
$25,000,000	0.512%		01/13/23	$ 25,058,750

				1,383,887,219

Beverages(b) – 0.7%
Coca-Cola Europacific Partners PLC
31,358,000	0.500		05/05/23	31,120,620
Heineken NV
2,300,000	2.750		04/01/23	2,349,956

				33,470,576

Computers(a) – 0.0%
Hewlett Packard Enterprise Co.
2,000,000	4.450		10/02/23	2,111,200

Diversified Financial Services – 2.4%
AIG Global Funding(b)(c) (SOFR + 0.380%)
22,042,000	0.430		12/15/23	22,000,341
Air Lease Corp.
2,000,000	2.250		01/15/23	2,025,420
6,000,000	2.750	(a)	01/15/23	6,097,680
2,500,000	3.000	(a)	09/15/23	2,566,900
American Express Co.(a)(c) (3M USD LIBOR + 0.620%)
20,000,000	0.780		05/20/22	20,024,600
Capital One Bank USA NA(a)(c) (SOFR + 0.616%)
10,000,000	2.014		01/27/23	10,008,700
Capital One Financial Corp.(a)(c) (SOFRRATE + 0.690%)
29,150,000	0.740		12/06/24	29,138,923
The Charles Schwab Corp.(a)(c) (SOFR + 0.500%)
27,900,000	0.550		03/18/24	27,990,954

				119,853,518

Electrical – 2.5%
American Electric Power Co., Inc.(a)(c) (3M USD LIBOR + 0.480%)
19,375,000	0.612		11/01/23	19,380,619
CenterPoint Energy, Inc.(a)(c) (SOFR + 0.650%)
14,019,000	0.700		05/13/24	14,018,579
Dominion Energy, Inc.(a)(c) (3M USD LIBOR + 0.530%)
20,500,000	0.733		09/15/23	20,500,410
NextEra Energy Capital Holdings, Inc.
15,460,000	0.650		03/01/23	15,427,998

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
OGE Energy Corp.(a)
$3,774,000	0.703%		05/26/23	$ 3,759,470
Oklahoma Gas and Electric Co.(a)
14,754,000	0.553		05/26/23	14,678,165
The Southern Co.(a)(c) (SOFRRATE + 0.370%)
34,795,000	0.420		05/10/23	34,750,810

				122,516,051

Electronics(a) – 0.1%
Honeywell International, Inc.
4,811,000	0.483		08/19/22	4,811,144

Gas(a) – 1.7%
Atmos Energy Corp. (3M USD LIBOR + 0.380%)
18,454,000	0.578	(c)	03/09/23	18,454,923
10,203,000	0.625		03/09/23	10,176,268
CenterPoint Energy Resources Corp. (3M USD LIBOR + 0.500%)
33,450,000	0.673	(c)	03/02/23	33,389,121
25,590,000	0.700		03/02/23	25,477,148

				87,497,460

Healthcare Providers & Services – 1.6%
Aetna, Inc.(a)
13,000,000	2.800		06/15/23	13,320,060
Baxter International, Inc.(b)(c) (SOFRRATE + 0.440%)
19,300,000	0.490		11/29/24	19,266,032
Thermo Fisher Scientific, Inc.(a)
47,000,000	0.797		10/18/23	46,848,190

				79,434,282

Home Builders(a) – 0.8%
NVR, Inc.
37,588,000	3.950		09/15/22	38,128,891

Insurance(b) – 4.0%
Athene Global Funding(c) (3M USD LIBOR + 0.730%)
56,000,000	0.854		01/08/24	56,194,880
Equitable Financial Life Global Funding
17,038,000	0.500		04/06/23	16,962,522
Jackson National Life Global Funding(c) (SOFR + 0.600%)
50,000,000	0.649		01/06/23	50,111,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance(b) – (continued)
Metropolitan Life Global Funding I(c) (SOFR + 0.570%)
$41,000,000	0.619%		01/13/23	$ 41,148,830
Principal Life Global Funding II(c)
(SOFR + 0.450%)
9,397,000	0.499		04/12/24	9,400,289
(SOFR + 0.380%)
14,437,000	0.430		08/23/24	14,403,217
Protective Life Global Funding
13,848,000	0.502		04/12/23	13,801,471

				202,022,209

Mining(b) – 0.1%
Glencore Finance Canada Ltd.
7,166,000	4.250		10/25/22	7,362,922

Miscellaneous Manufacturing – 0.7%
Carlisle Cos, Inc.(a)
8,622,000	0.550		09/01/23	8,555,611
Siemens Financieringsmaatschappij NV(b)(c) (SOFR + 0.430%)
24,861,000	0.480		03/11/24	24,910,473

				33,466,084

Oil Field Services – 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
11,120,000	1.231		12/15/23	11,169,261
Pioneer Natural Resources Co.
9,163,000	0.550		05/15/23	9,129,372

				20,298,633

Pharmaceuticals – 1.5%
AbbVie, Inc.
13,500,000	3.250	(a)	10/01/22	13,671,315
10,000,000	2.900		11/06/22	10,182,800
9,886,000	3.200	(a)	11/06/22	10,052,085
18,490,000	2.300		11/21/22	18,752,188
AmerisourceBergen Corp.(a)
24,360,000	0.737		03/15/23	24,299,831

				76,958,219

Pipeline – 0.3%
Enbridge, Inc.
13,806,000	0.550		10/04/23	13,715,985

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a)(c) – 0.6%
Public Storage(SOFR + 0.470%)
$28,101,000	0.520%	04/23/24	$ 28,064,188

Retailing(a)(b) – 0.5%
7-Eleven, Inc.
23,409,000	0.625	02/10/23	23,313,725

Savings & Loans(b) – 0.2%
Nationwide Building Society
10,000,000	2.000	01/27/23	10,133,000

Software – 0.4%
Oracle Corp.
21,778,000	2.500	10/15/22	22,091,385

Telecommunication Services – 1.4%
AT&T, Inc.(a)
4,000,000	3.000	06/30/22	4,032,360
(SOFR + 0.640%)
30,900,000	0.690 (c)	03/25/24	30,907,725
Verizon Communications, Inc.(c) (SOFR + 0.500%)
32,950,000	0.550	03/22/24	33,047,862

			67,987,947

TOTAL CORPORATE OBLIGATIONS (Cost $2,471,469,241)			$2,468,486,815

Municipal Debt Obligations(a) – 0.8%
New York – 0.8%
Long Island Power Authority Electric System Taxable (Refunding) Series C
$3,070,000	0.359%	03/01/23	$ 3,056,990
Metropolitan Transportation Authority Revenue Note Taxable Series C
34,870,000	0.777	11/15/22	34,899,472

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $37,940,000)			$ 37,956,462

U.S. Treasury Obligations – 5.3%
United States Treasury Floating Rate Note, USBMMY3M + 0.035%(c)
$215,300,000	0.120%	10/31/23	$ 215,312,767
United States Treasury Note
27,500,000	0.250	09/30/23	27,306,641
22,500,000	0.375	10/31/23	22,369,922

TOTAL U.S. TREASURY OBLIGATIONS (Cost $265,247,895)			$ 264,989,330

Shares			Dividend Rate	Value

Investment Company(d) – 12.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
$642,693,503			0.026%	$ 642,693,503
(Cost $642,693,503)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $3,417,350,639)				$3,414,126,110

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 30.5%
Certificates of Deposit – 8.3%
Alpine Securitization LLC(b)
$2,500,000	0.200%		05/13/22	$ 2,498,325
Bank of Montreal(b)(c) (SOFR+ 0.300%)
6,092,000	0.350		01/09/23	6,092,000
Bayerische Landesbank (3M USD LIBOR + 0.160%)
15,000,000	0.295	(c)	01/27/23	15,001,299
38,000,000	0.900		06/27/23	38,226,378
Collateralized Commercial Paper FLEX Co. LLC(b)(c) (SOFR+ 0.300%)
27,940,000	0.350		12/01/22	27,940,009
Credit Suisse AG
58,000,000	0.590		03/17/23	57,848,069
Credit Suisse New York
12,800,000	0.400		11/10/22	12,790,410
Lloyds Bank Corporate Markets PLC(c) (SOFR+ 0.650%)
24,250,000	0.700		08/17/22	24,313,776
Macquarie Bank Ltd.(b)(c) (SOFR+ 0.330%)
49,500,000	0.380		12/05/22	49,493,952
Mizuho Bank Ltd.
16,500,000	0.190		02/28/22	16,500,887
MUFG Bank Ltd.
13,500,000	0.260		10/13/22	13,481,269
National Bank of Kuwait SAKP
20,000,000	0.400		03/28/22	20,001,737
26,850,000	0.370		05/17/22	26,839,677
12,054,000	0.450		06/01/22	12,052,467

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Nordea Bank AB NY
$44,827,000	0.300%	01/27/23	$ 44,789,250
Skandinaviska Enskilda Banken AB
19,500,000	0.420	12/01/22	19,496,176
Sumitomo Mitsui Banking Corp.
24,550,000	0.700	07/08/22	24,535,449

			411,901,130

Commercial Paper(e) – 20.6%
Albion Capital Corp.(b)
70,819,000	0.000	01/05/22	70,818,105
Antalis S.A
17,200,000	0.000	01/21/22	17,198,896
At&T, Inc.(b)
10,200,000	0.000	06/21/22	10,175,049
Atlantic Asset Securitization Corp.(b)
20,000,000	0.000	02/22/22	19,994,671
Banco Santander SA(b)
12,000,000	0.000	04/18/22	11,989,992
Barclays Capital, Inc.(b)
18,000,000	0.000	01/24/22	17,998,860
Barton Capital Corp.(b)
21,300,000	0.000	01/18/22	21,299,063
BASF SE(b)
71,448,000	0.000	01/03/22	71,447,523
BP Capital Markets PLC(b)
12,835,000	0.000	02/22/22	12,829,879
210,000,000	0.000	01/03/22	209,997,903
DnB NOR Bank ASA(b)
12,689,000	0.000	11/23/22	12,628,259
Entergy Corp.(b)
10,000,000	0.000	03/15/22	9,994,286
First Abu Dhabi Bank PJSC(b)
15,000,000	0.000	06/07/22	14,981,830
GTA Fundding LLC(b)
5,000,000	0.000	04/14/22	4,996,042
52,130,000	0.000	05/02/22	52,078,414
Ionic Capital II Trust
19,711,000	0.000	01/27/22	19,709,270
35,000,000	0.000	01/28/22	34,996,706

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(e) – (continued)
Ionic Capital II Trust (continued)
$44,250,000	0.000%	02/09/22	$ 44,242,625
20,000,000	0.000	02/16/22	19,995,692
Ionic Capital III Trust
12,550,000	0.000	02/10/22	12,547,827
45,500,000	0.000	02/24/22	45,487,001
National Australia Bank Ltd.(b)
12,460,000	0.000	11/01/22	12,416,402
Pure Grove Funding(b)
10,200,000	0.000	03/07/22	10,196,073
Ridgefield Funding Co.(b)
10,000,000	0.000	04/04/22	9,993,394
Rockwell Autom, Inc.(b)
17,312,000	0.000	01/25/22	17,310,088
Royal Bank of Canada(b)
10,000,000	0.000	10/24/22	9,963,617
8,445,000	0.000	11/09/22	8,410,564
Salisbury Receivables Co.(b)
7,205,000	0.000	02/09/22	7,204,119
Sheffield Receivables Corp.(b)
10,000,000	0.000	01/06/22	9,999,867
Starbird Funding Corp.(b)
24,400,000	0.000	04/05/22	24,383,710
Svenska Handelsbanken AB(b)
30,750,000	0.000	10/19/22	30,660,709
Thermo Fisher Scientific, Inc.(b)
17,032,000	0.000	06/01/22	17,000,215
Thunder Bay Funding, Inc.(b)
37,000,000	0.000	04/26/22	36,968,406
Toronto Dominion Bank(b)
30,000,000	0.000	01/12/22	29,999,300
Victory Receivables(b)
40,000,000	0.000	01/24/22	39,997,253
Waste Management, Inc.(b)
10,000,000	0.000	09/06/22	9,964,932
Westpac Banking Corp.(b)
20,000,000	0.000	11/01/22	19,932,392

			1,029,808,934

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Repurchase Agreement – 1.6%
Bank of America Corp.
$63,500,000	0.770%	04/18/22	$ 63,500,000
Maturity Value: $63,500,000
Next Reset Date : 01/01/22

Collateralized by various common stocks, preferred securities and corporate obligations, 0.250% to 8.000%, due 04/15/22 – 10/15/37. The aggregate market value of the collateral, including accrued interest, was $69,498,645

Paribas Repo
18,000,000	0.150	01/03/22	18,000,000
Maturity Value: $18,000,075
Next Reset Date : 01/01/22

Collateralized by various corporate obligations and mortgage obligations, 0.400% to 7.500%, due 03/05/2023 – 09/30/2110. The aggregate market value of the collateral, including accrued interest, was $19,698,462

			81,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,523,241,971)			$1,523,210,064

TOTAL INVESTMENTS – 98.8% (Cost $4,940,592,610)			$4,937,336,174

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			62,431,061

NET ASSETS – 100.0%			$4,999,767,235

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(d)	Represents an affiliated issuer.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
BSBY	— Bloomberg Short-Term Bnak Yield Index
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate
USBMMY3M	— U.S. Treasury 3 Month Bill Money Market Yield

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirely falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments —The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

x. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the ;underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2021:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$579,885,263	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	1,299,219	1,908,588	—
Asset-Backed Securities	—	158,939,095	—
Mortgage-Backed Obligations	—	14,082,235	—
Foreign Debt Obligations	—	7,403,363	—
Muncipal Debt Obligations	—	7,566,390	—
Exchange Traded Fund	29,764,771	—	—
Investment Companies	9,105	—	—
Short-term Investments	—	72,526,161	—

Total	$31,073,095	$842,311,095	$—

Derivative Type

Assets(a)
Futures Contracts	$4,483	$—	$—

Liabilities(a)
Futures Contracts	$(526,740)	$—	$—

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$122,077,833	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	135,847,793	74,750,906	—
Asset-Backed Securities	—	5,913,839	—
Municipal Debt Obligation	—	2,513,664	—
Investment Company	44,183,277	—	—

Total	$180,031,070	$205,256,242	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(1,052,311)	$—

Derivative Type

Assets
Futures Contracts(a)	$132,890	$—	$—
Interest Rate Swap Contracts(a)	—	37,005	—
Options Purchased	—	12,681	—

Total	$132,890	$49,686	$—

Liabilities
Futures Contracts(a)	$(287,441)	$—	$—
Interest Rate Swap Contracts(a)	—	(27,026)	—
Written option contracts	—	(31,352)	—

Total	$(287,441)	$(58,378)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$66,647,010	$—
Asset-Backed Securities	—	88,857,103	—
Municipal Debt Obligations	—	9,775,629	—
U.S. Treasury Obligations	23,508,809	—	—
Short-term Investments	—	23,545,911	—

Total	$23,508,809	$188,825,653	$—

Derivative Type

Assets(a)
Futures Contracts	$94,710	$—	$—
Interest Rate Swap Contracts	—	31,429	—

Total	$94,710	$31,429	$—

Liabilities(a)
Futures Contracts	$(127,136)	$—	$—
Interest Rate Swap Contracts	—	(23,253)	—

Total	$(127,136)	$(23,253)	$—

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$539,334,444	$49,411,883	$—
Investment Company	7,855,988	—	—

Total	$547,190,432	$49,411,883	$—

Derivative Type

Assets
Futures Contracts(a)	$506,650	$—	$—
Interest Rate Swap Contracts(a)	—	2,143,868	—
Options Purchased	—	11,227	—

Total	$506,650	$2,155,095	$—

Liabilities
Futures Contracts(a)	$(244,860)	$—	$—
Interest Rate Swap Contracts(a)	—	(612,637)	—
Written option contracts	—	(27,796)	—

Total	$(244,860)	$(640,433)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,255,251,397	$—
Mortgage-Backed Obligations	—	331,487,568	—
Asset-Backed Securities	—	283,260,014	—
Foreign Debt Obligations	139,219,224	29,088,551	—
Municipal Debt Obligations	—	111,671,269	—
U.S. Treasury Obligations	204,350,526	—	—
Exchange Traded Funds	54,738,455	—	—
Investment Company	94,986,728	—	—
Short-term Investments	—	293,039,094	—

Total	$493,294,933	$2,303,797,893	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$5,385,466	$—
Futures Contracts(a)	594,983	—	—
Interest Rate Swap Contracts(a)	—	7,577,743	—
Credit Default Swap Contracts(a)	—	3,302,241	—
Purchased Options Contracts	—	89,730	—

Total	$594,983	$16,355,180	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,606,603)	$—
Futures Contracts(a)	(3,797,950)	—	—
Interest Rate Swap Contracts(a)	—	(2,995,611)	—
Credit Default Swap Contracts(a)	—	(600,685)	—
Written Option Contracts	—	(1,816,833)	—

Total	$(3,797,950)	$(7,019,732)	$—

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$232,951,439	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	467,767,511	165,407,432	—
Investment Company	55,194,390	—	—

Total	$522,961,901	$398,358,871	$—

Derivative Type

Assets(a)
Futures Contracts	$17,719	$—	$—
Interest Rate Swap Contracts	—	20,154	—

Total	$17,719	$20,154	$—

Liabilities(a)
Futures Contracts	$(2,296,198)	$—	$—
Interest Rate Swap Contracts	—	(1,513)	—

Total	$(2,296,198)	$(1,513)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT-TERM CONSERVATIVE INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$2,468,486,815	$—
Municipal Debt Obligations	—	37,956,462	—
U.S. Treasury Obligations	264,989,330	—	—
Investment Company	642,693,503	—	—
Short-term Investments	—	1,523,210,064	—

Total	$907,682,833	$4,029,653,341	$—

For further information regarding security characteristics, see the Schedules of Investments.

OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in , or economically tied to, emerging markets, these risks may be more pronounced.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.